Consolidated Schedule of Investments
(unaudited)
March 31, 2026
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.3%
(a)(b)
522 Funding CLO A Ltd., Series 2017-
1A, Class CR, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%),
6.08%, 10/20/34 ............ USD 280 $ 280,559
720 East CLO VII Ltd., Series 2025-7A,
Class A1, (3-mo. CME Term SOFR
at 1.06% Floor + 1.06%), 4.73%,
04/20/37 ................. 660 658,508
Anchorage Capital CLO 11 Ltd., Series
2019-11A, Class C1R2, (3-mo.
CME Term SOFR at 2.40% Floor +
2.40%), 6.07%, 07/22/37 ....... 270 270,241
AREIT Ltd., Series 2025-CRE10,
Class A, (1-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 5.07%,
12/17/29 ................. 1,490 1,486,102
BBAM US CLO I Ltd., Series 2022-1A,
Class AR, (3-mo. CME Term SOFR
at 1.20% Floor + 1.20%), 4.87%,
03/30/38 ................. 270 269,594
Bethpage Park CLO Ltd., Series
2021-1A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%),
5.06%, 01/15/35 ............ 270 270,035
BlueMountain CLO Ltd.
Series 2013-2A, Class BR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.86%), 5.53%, 10/22/30 ... 24 23,960
Series 2014-2A, Class BR2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.01%), 5.68%, 10/20/30 ... 256 256,167
BlueMountain CLO XXII Ltd., Series
2018-22A, Class B, (3-mo. CME
Term SOFR at 1.50% Floor +
1.76%), 5.43%, 07/15/31 ....... 502 500,973
CIFC Funding Ltd., Series 2020-1A,
Class BR, (3-mo. CME Term SOFR
at 1.91% Floor + 1.91%), 5.58%,
07/15/36 ................. 875 875,150
Diameter Capital CLO 10 Ltd., Series
2025-10A, Class A, (3-mo. CME
Term SOFR at 1.31% Floor +
1.31%), 4.98%, 04/20/38 ....... 2,000 2,000,302
Diameter Capital CLO 9 Ltd., Series
2025-9A, Class A, (3-mo. CME Term
SOFR at 1.17% Floor + 1.17%),
4.84%, 04/20/38 ............ 260 259,444
Dryden 49 Senior Loan Fund, Series
2017-49A, Class BR, (3-mo. CME
Term SOFR at 1.60% Floor +
1.86%), 5.53%, 07/18/30 ....... 250 249,900
Elmwood CLO II Ltd., Series 2019-2A,
Class BRR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%),
5.37%, 10/20/37 ............ 475 474,706
Golub Capital Partners CLO 77 B Ltd.,
Series 2024-77A, Class A1, (3-mo.
CME Term SOFR at 1.25% Floor +
1.25%), 4.92%, 01/25/38 ....... 250 249,809
Madison Park Funding LXXI Ltd.,
Series 2025-71A, Class A1, (3-mo.
CME Term SOFR at 1.14% Floor +
1.14%), 4.81%, 04/23/38 ....... 270 269,113
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Madison Park Funding XXXVII Ltd.,
Series 2019-37A, Class AR2, (3-mo.
CME Term SOFR at 1.53% Floor +
1.53%), 5.20%, 04/15/37 ....... USD 250 $ 250,100
New Mountain CLO 1 Ltd., Series CLO-
1A, Class A1RR, (3-mo. CME Term
SOFR at 1.25% Floor + 1.25%),
4.92%, 01/15/38 ............ 270 269,794
Oak Hill Credit Partners X-R Ltd.,
Series 2014-10RA, Class AR2,
(3-mo. CME Term SOFR at 1.13%
Floor + 1.13%), 4.80%, 04/20/38 . 400 398,718
Oaktree CLO Ltd., Series 2021-2A,
Class AR, (3-mo. CME Term SOFR
at 0.97% Floor + 0.97%), 4.64%,
01/15/35 ................. 270 269,436
OCP CLO Ltd., Series 2014-5A, Class
A2R, (3-mo. CME Term SOFR
at 1.40% Floor + 1.66%), 5.33%,
04/26/31 ................. 43 42,624
OHA Credit Funding 7 Ltd., Series
2020-7A, Class A1R2, (3-mo.
CME Term SOFR at 1.28% Floor +
1.28%), 4.95%, 07/19/38 ....... 250 249,996
Reese Park CLO Ltd., Series 2020-1A,
Class ARR, (3-mo. CME Term SOFR
at 1.32% Floor + 1.32%), 4.99%,
01/15/38 ................. 270 270,139
Regatta 31 Funding Ltd., Series 2025-
1A, Class A1, (3-mo. CME Term
SOFR at 1.17% Floor + 1.17%),
4.84%, 03/25/38 ............ 300 299,351
Rockford Tower CLO Ltd.
Series 2017-1A, Class BR2A, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 5.58%, 04/20/34 ... 250 250,290
Series 2018-1A, Class A, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.36%), 5.02%, 05/20/31 ... 21 20,974
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3-mo.
CME Term SOFR at 1.12% Floor
+ 1.38%), 5.05%, 01/15/34 ... 250 250,063
Series 2016-6A, Class BR2, (3-mo.
CME Term SOFR at 1.50% Floor
+ 1.76%), 5.43%, 01/15/34 ... 250 250,231
11,216,279
Ireland — 0.6%
(b)
AB Carval Euro CLO II-C DAC, Series
2X, Class D, (3-mo. EURIBOR
at 3.75% Floor + 3.75%), 5.73%,
02/15/37
(c)
................ EUR 630 731,826
Arcano Euro CLO I DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.40%
Floor + 3.40%), 5.43%, 04/25/39
(c)
820 945,981
Arcano Euro CLO II DAC, Series 2X,
Class D, (3-mo. EURIBOR at 3.30%
Floor + 3.30%), 5.33%, 07/25/39
(c)
370 425,575
Arini European CLO IV DAC, Series
4X, Class D, (3-mo. EURIBOR
at 3.50% Floor + 3.50%), 5.52%,
01/15/38
(c)
................ 1,010 1,169,106
Arini European CLO V DAC, Series 5X,
Class D, (3-mo. EURIBOR at 2.80%
Floor + 2.80%), 4.82%, 01/15/39
(c)
530 599,422

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Aurium CLO VII DAC, Series 7X, Class
DR, (3-mo. EURIBOR at 3.15%
Floor + 3.15%), 5.28%, 10/15/38
(c)
EUR 250 $ 284,194
Aurium CLO XIII DAC, Series 13X,
Class D, (3-mo. EURIBOR at 2.80%
Floor + 2.80%), 4.82%, 04/15/38
(c)
370 417,802
Avoca CLO XVIII DAC, Series 18X,
Class DR, (3-mo. EURIBOR at
3.05% Floor + 3.05%), 5.07%,
01/15/38
(c)
................ 400 455,562
BBAM European CLO I DAC, Series
1X, Class DRR, (3-mo. EURIBOR
at 3.10% Floor + 3.10%), 5.24%,
10/22/38
(c)
................ 500 574,786
Capital Four CLO VIII DAC, Series 8X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.28%, 10/25/37
(c)
820 939,343
Contego CLO V DAC, Series 5X, Class
DR, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.12%, 10/15/37
(c)
530 607,700
Contego CLO VII DAC, Series 7X,
Class DR, (3-mo. EURIBOR at
3.45% Floor + 3.45%), 5.48%,
01/23/38
(c)
................ 680 768,136
Contego CLO XI DAC, Series 11X,
Class DR, (3-mo. EURIBOR at
3.20% Floor + 3.20%), 5.21%,
11/20/38
(c)
................. 510 579,710
CVC Cordatus Opportunity Loan
Fund-R DAC, Series 1X, Class DR,
(3-mo. EURIBOR at 2.80% Floor +
2.80%), 4.78%, 08/15/33
(c)
..... 1,640 1,864,129
Fidelity Grand Harbour CLO DAC,
Series 2023-1X, Class DR, (3-mo.
EURIBOR at 2.70% Floor + 2.70%),
4.68%, 02/15/38
(c)
........... 700 784,719
Hambridge Euro CLO 2 DAC, Series
2X, Class D, (3-mo. EURIBOR
at 3.30% Floor + 3.30%), 0.00%,
01/20/39
(c)
................ 600 693,510
Henley CLO XI DAC, Series 11X, Class
D, (3-mo. EURIBOR at 2.60% Floor
+ 2.60%), 4.63%, 04/25/39
(c)
.... 780 870,016
Henley CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.12%, 01/15/38
(c)
510 586,207
Jubilee CLO DAC, Series 2024-29X,
Class D, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.22%, 01/15/39
(c)
860 978,524
Palmer Square European Loan Funding
DAC
(c)
Series 2024-2X, Class D, (3-mo.
EURIBOR at 3.15% Floor +
3.15%), 5.13%, 05/15/34 .... 630 728,873
Series 2024-3X, Class D, (3-mo.
EURIBOR at 3.05% Floor +
3.05%), 5.03%, 05/15/34 .... 510 590,426
Prodigy Finance DAC
(a)
Series 2021-1A, Class B, (1-mo.
CME Term SOFR at 0.00% Floor
+ 2.61%), 6.29%, 07/25/51 ... USD 77 76,457
Series 2021-1A, Class C, (1-mo.
CME Term SOFR at 0.00% Floor
+ 3.86%), 7.54%, 07/25/51 ... 45 44,908
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2021-1A, Class D, (1-mo.
CME Term SOFR at 0.00% Floor
+ 6.01%), 9.69%, 07/25/51 ... USD 36 $ 36,411
Providus CLO II DAC, Series 2X, Class
DRR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.22%, 10/15/38
(c)
EUR 557 637,805
Rockford Tower Europe CLO DAC,
Series 2025-1X, Class D, (3-mo.
EURIBOR at 3.00% Floor + 3.00%),
5.03%, 10/25/37
(c)
........... 680 780,352
Signal Harmonic CLO I DAC, Series
1X, Class DR, (3-mo. EURIBOR
at 3.50% Floor + 3.50%), 5.52%,
07/15/38
(c)
................ 450 512,828
Sona Fios CLO III DAC, Series 3X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.28%, 04/20/37
(c)
1,100 1,265,078
Sona Fios CLO V DAC, Series 5X,
Class D, (3-mo. EURIBOR at 3.30%
Floor + 3.30%), 5.33%, 08/25/38
(c)
410 472,584
Texas Debt Capital Euro CLO DAC,
Series 2025-1X, Class D, (3-mo.
EURIBOR at 3.00% Floor + 3.00%),
5.02%, 04/16/39
(c)
........... 820 941,858
Victory Street CLO I DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.45%
Floor + 3.45%), 5.47%, 01/15/38
(c)
760 877,278
21,241,106
United Kingdom — 0.0%
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(c)
.... GBP 679 922,542
United States — 1.9%
(a)
Affirm Asset Securitization Trust
Series 2025-X2, Class A, 4.45%,
10/15/30 ............... USD 1,125 1,126,158
Series 2025-X2, Class B, 4.56%,
10/15/30 ............... 239 238,823
Series 2025-X2, Class C, 4.93%,
10/15/30 ............... 100 100,134
Ajax Mortgage Loan Trust
(b)
Series 2021-E, Class A1, 1.74%,
12/25/60 ............... 3,752 3,282,600
Series 2021-E, Class A2, 2.69%,
12/25/60 ............... 726 552,580
Series 2021-E, Class B1, 3.73%,
12/25/60 ............... 480 334,407
Series 2021-E, Class M1, 2.94%,
12/25/60 ............... 377 268,155
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31 ...... 180 179,496
College Avenue Student Loans LLC,
Series 2021-B, Class D, 3.78%,
06/25/52 ................. 54 49,650
Concord Music Royalties LLC, Series
2024-1A, Class A, 5.64%, 10/20/74 779 782,019
DB Master Finance LLC, Series 2025-
1A, Class A2I, 4.89%, 08/20/55 .. 1,624 1,608,458
Domain Greenbough Issuer 2 LLC,
14.57%, 01/23/32
(b)(d)
......... 1,370 1,368,589
FNA 8 LLC, Series 2025-1, Class A,
5.62%, 03/15/45
(b)
........... 1,225 1,219,666
Foundation Finance Trust, Series 2025-
3A, Class A, 4.56%, 08/15/52 ... 1,845 1,830,465

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
FS Rialto Issuer LLC, Series 2025-
FL10, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%),
5.06%, 08/19/42
(b)
........... USD 1,290 $ 1,287,229
GoodLeap Home Improvement
Solutions Trust, Series 2024-1A,
Class A, 5.35%, 10/20/46 ...... 2,283 2,300,851
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48 ............ 689 533,586
GreenSky Home Improvement Trust
Series 2024-1, Class A4, 5.67%,
06/25/59 ............... 1,199 1,216,607
Series 2024-1, Class B, 5.87%,
06/25/59 ............... 192 194,304
Huntington Bank Auto Credit-Linked
Notes, Series 2024-1, Class B2,
(SOFR 30 day Average at 0.00%
Floor + 1.40%), 5.07%, 05/20/32
(b)
647 649,056
Lendmark Funding Trust
Series 2021-2A, Class D, 4.46%,
04/20/32 ............... 640 591,559
Series 2025-3A, Class A, 4.51%,
05/21/35 ............... 1,849 1,836,175
Lyra Music Assets Delaware LP, Series
2024-2A, Class A2, 5.76%, 12/22/64 1,755 1,764,857
Mariner Finance Issuance Trust
Series 2024-AA, Class A, 5.13%,
09/22/36 ............... 1,345 1,355,840
Series 2024-AA, Class D, 6.77%,
09/22/36 ............... 223 226,651
Series 2025-BA, Class A, 4.59%,
11/22/38 ............... 1,590 1,582,183
Navient Private Education Refi Loan
Trust
Series 2021-DA, Class A, (US Prime
Rate at 0.00% Floor - 1.99%),
4.76%, 04/15/60
(b)
......... 1,217 1,186,597
Series 2021-DA, Class B, 2.61%,
04/15/60 ............... 339 302,975
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 914 851,598
Series 2024-A, Class A, 5.66%,
10/15/72 ............... 1,072 1,087,060
Navient Refinance Loan Trust
Series 2025-B, Class A, 4.72%,
09/15/55 ............... 1,400 1,390,610
Series 2025-C, Class A, 4.80%,
10/15/55 ............... 987 981,370
Nelnet Student Loan Trust
Series 2021-A, Class B1, 2.85%,
04/20/62 ............... 1,548 1,400,689
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 1,554 1,417,438
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 1,640 1,448,641
Series 2025-AA, Class A1B, (SOFR
30 day Average at 0.00% Floor +
1.10%), 4.77%, 03/15/57
(b)
... 2,529 2,523,138
Planet Fitness Master Issuer LLC,
Series 2025-1A, Class A2II, 5.65%,
12/06/55 ................. 1,363 1,345,599
Progress Residential Trust, Series
2021-SFR3, Class F, 3.44%,
05/17/26 ................. 699 697,008
Security
Par (000)
Par (000) Value
United States (continued)
Regional Management Issuance Trust,
Series 2025-2, Class A, 4.59%,
11/16/37 .................. USD 2,236 $ 2,211,425
Republic Finance Issuance Trust
Series 2024-A, Class A, 5.91%,
08/20/32 ............... 2,067 2,074,730
Series 2025-A, Class A, 4.59%,
11/20/34 ............... 2,046 2,036,930
RMIT Cash Management LLC, Series
2021-3, Class A, 3.88%, 10/17/33
(d)
5,969 5,864,543
SMB Private Education Loan Trust
Series 2021-A, Class B, 2.31%,
01/15/53 ............... 198 193,268
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 2,783 2,453,185
Series 2021-A, Class D2, 3.86%,
01/15/53 ............... 371 336,188
Series 2021-C, Class B, 2.30%,
01/15/53 ............... 157 152,873
Series 2021-C, Class C, 3.00%,
01/15/53 ............... 233 210,616
Series 2021-C, Class D, 3.93%,
01/15/53 ............... 63 56,860
Series 2024-D, Class A1B, (SOFR
30 day Average at 1.10% Floor +
1.10%), 4.77%, 07/15/53
(b)
... 1,582 1,579,179
SoFi Consumer Loan Program Trust
Series 2026-B, Class A, 4.40%,
02/25/36 ............... 3,893 3,892,657
Series 2026-B, Class B, 4.90%,
02/25/36 ............... 410 409,555
Series 2026-B, Class C, 5.20%,
02/25/36 ............... 372 371,501
Series 2026-B, Class D, 5.56%,
02/25/36 ............... 365 364,572
SoFi Personal Loan Trust
Series 2023-1,  0.00%, 10/15/30
(e)
41 552,713
Series 2023-1A, Class A, 6.00%,
11/12/30 ............... 692 695,482
Series 2024-1A, Class A, 6.06%,
02/12/31 ............... 466 466,671
Splitrock Services, Inc., Series 2024-1-
A, 0.00%, 02/12/31 .......... 38 727,269
Subway Funding LLC, Series 2024-1A,
Class A2II, 6.27%, 07/30/54 .... 1,318 1,329,765
Summit Issuer LLC, Series 2025-1A,
Class A2, 5.21%, 11/20/55 ..... 1,867 1,862,313
Truist Bank Auto Credit-Linked Notes,
Series 2025-1, Class B, 4.73%,
09/26/33 ................. 995 994,445
Upgrade Master Pass-Thru Trust
Series 2025-ST7, Class A, 4.55%,
11/15/32 ............... 1,066 1,065,956
Series 2025-ST7, Class B, 4.98%,
11/15/32 ............... 548 547,733
71,563,250
Total Asset-Backed Securities — 2.8%
(Cost: $107,899,088) ............................. 104,943,177

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Argentina — 0.0%
YPF SA , ADR
(f)(g)
.............. 11,384 $ 526,168
Australia — 0.5%
BHP Group Ltd. ............... 74,937 2,711,410
Fortescue Ltd. ................ 82,640 1,180,893
Macquarie Group Ltd. ........... 25,205 3,580,542
Mirvac Group
(h)
............... 573,979 709,187
PLS Group Ltd.
(f)
.............. 463,018 1,695,356
Quintis HoldCo Pty. Ltd.
(d)(f)(i)
....... 7,642,509 53
Rio Tinto Ltd. ................ 9,411 1,069,218
Santos Ltd. .................. 275,514 1,508,038
Transurban Group
(h)
............ 233,403 2,276,809
Woodside Energy Group Ltd. ...... 71,402 1,694,907
Woolworths Group Ltd. .......... 21,955 554,413
Worley Ltd. .................. 74,964 588,862
17,569,688
Austria — 0.0%
Raiffeisen Bank International AG
(f)
... 2,706 115,889
Belgium — 0.1%
KBC Group NV ............... 20,558 2,516,135
UCB SA .................... 5,868 1,768,009
4,284,144
Brazil — 0.2%
Banco do Brasil SA ............ 199,626 888,708
ERO Copper Corp.
(f)
............ 6,052 161,407
Klabin SA ................... 235,726 892,872
Localiza Rent a Car SA .......... 118,682 1,077,792
Lojas Renner SA .............. 541,074 1,553,283
MercadoLibre, Inc.
(f)
............ 455 786,704
Rede D'Or Sao Luiz SA
(a)(c)
....... 14,371 107,980
Rumo SA ................... 116,770 368,129
StoneCo Ltd. , Class A
(f)
.......... 52,597 742,670
Vale SA .................... 31,389 499,754
Vale SA , ADR ................ 90,185 1,434,843
XP, Inc. , Class A .............. 8,524 162,297
8,676,439
Canada — 1.6%
Agnico Eagle Mines Ltd. ......... 7,846 1,592,607
Algoma Steel Group, Inc.
(g)
....... 130,421 538,639
Bank of Nova Scotia (The) ........ 26,112 1,810,815
Barrick Mining Corp. ............ 61,532 2,514,625
BCE, Inc. ................... 101,172 2,552,755
Cameco Corp. ................ 109,523 11,895,293
Canadian Imperial Bank of Commerce 10,007 948,403
Canadian National Railway Co. .... 15,830 1,629,314
Canadian Natural Resources Ltd.
(g)
.. 38,082 1,857,699
Cenovus Energy, Inc. ........... 353,029 9,365,859
CGI, Inc. , Class A ............. 21,548 1,575,323
Constellation Software, Inc. ....... 891 1,564,095
Fortis, Inc. .................. 67,307 3,755,083
Intact Financial Corp. ........... 10,283 1,863,373
Kinross Gold Corp. ............. 50,579 1,546,348
Lundin Gold, Inc. .............. 8,343 637,585
Methanex Corp.
(g)
.............. 20,927 1,245,994
Power Corp. of Canada
(g)
........ 20,510 987,387
Suncor Energy, Inc. ............ 156,908 10,378,194
Teck Resources Ltd. , Class B ..... 33,927 1,758,419
WSP Global, Inc. .............. 3,093 481,370
60,499,180
Security
Shares
Shares Value
Cayman Islands — 0.0%
Teya Services Ltd., Series C, (Acquired
11/16/21, cost $2,251,184)
(d)(f)(j)
... 1,159 $ 262,282
Chile — 0.0%
WOM New Holdco
(d)(f)
........... 1,359 31,257
China — 1.1%
Airtac International Group ........ 21,000 668,860
Alibaba Group Holding Ltd. , ADR ... 16,329 2,048,636
ANTA Sports Products Ltd. ....... 83,600 817,246
BYD Co. Ltd. , Class H .......... 443,830 6,067,750
China Galaxy Securities Co. Ltd. , Class
H ...................... 631,000 643,258
China Hongqiao Group Ltd. ....... 234,000 1,057,027
Contemporary Amperex Technology
Co. Ltd. , Class H
(g)
........... 24,328 1,939,140
Geely Automobile Holdings Ltd. .... 467,000 1,245,937
Great Wall Motor Co. Ltd. , Class A .. 585,974 1,768,385
Haidilao International Holding Ltd.
(a)(c)
116,000 213,537
Kuaishou Technology
(a)(c)
......... 102,400 603,169
Lenovo Group Ltd. ............. 1,422,000 1,710,257
Meituan , Class B
(a)(c)(f)
........... 30,000 327,367
New Oriental Education & Technology
Group, Inc. , ADR ............ 16,960 960,445
NXP Semiconductors NV ........ 7,868 1,548,894
SAIC Motor Corp. Ltd. , Class A .... 774,100 1,658,509
Shenzhou International Group Holdings
Ltd. ..................... 91,800 560,915
Tencent Holdings Ltd. ........... 248,513 15,674,307
Tencent Holdings Ltd. , ADR ....... 325 20,546
Weichai Power Co. Ltd. , Class H ... 197,000 698,606
Wuxi Biologics Cayman, Inc.
(a)(c)(f)
... 24,500 105,362
XCMG Construction Machinery Co.
Ltd. , Class A ............... 574,300 848,037
Zhongji Innolight Co. Ltd. , Class A .. 11,700 1,005,319
42,191,509
Czech Republic — 0.0%
Komercni Banka A/S ........... 5,006 255,408
Moneta Money Bank A/S
(a)(c)
...... 16,463 143,505
398,913
Denmark — 0.3%
Ascendis Pharma A/S , ADR
(f)
...... 2,616 598,358
Coloplast A/S , Class B
(g)
......... 10,599 721,993
Danske Bank A/S .............. 41,084 2,024,726
DSV A/S .................... 39,022 9,424,135
12,769,212
Egypt — 0.0%
Commercial International Bank Egypt
SAE .................... 342,522 760,812
Fawry for Banking & Payment
Technology Services SAE
(f)
..... 1,462,636 459,226
1,220,038
Finland — 0.0%
Neste OYJ .................. 5,675 184,424
Sampo OYJ , Class A ........... 81,828 870,333
1,054,757
France — 2.0%
Airbus SE ................... 48,384 9,148,106
BNP Paribas SA .............. 8,067 768,492
Bouygues SA ................ 6,018 348,784
Capgemini SE ................ 5,442 642,148
Engie SA ................... 114,675 3,695,683
EssilorLuxottica SA ............ 26,793 6,243,442

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
France (continued)
Hermes International SCA ........ 4,075 $ 7,719,483
Legrand SA ................. 13,146 2,042,292
L'Oreal SA .................. 1,200 489,949
LVMH Moet Hennessy Louis Vuitton SE 14,355 7,847,155
Publicis Groupe SA ............ 10,182 842,759
Renault SA .................. 29,593 1,014,564
Safran SA ................... 7,788 2,548,462
Sanofi SA ................... 120,415 11,628,456
Schneider Electric SE ........... 3,809 1,037,501
Societe Generale SA ........... 168,646 12,314,009
Thales SA ................... 6,913 2,027,204
TotalEnergies SE .............. 51,645 4,739,675
75,098,164
Georgia — 0.0%
TBC Bank Group plc ........... 13,678 746,768
Germany — 0.7%
Bayer AG (Registered) .......... 30,638 1,417,873
Caresyntax, Inc.
(d)(f)
............ 18,947 —
Deutsche Bank AG (Registered) .... 55,498 1,651,625
Deutsche Telekom AG (Registered) . 84,376 3,149,188
E.ON SE ................... 62,913 1,377,887
Heidelberg Materials AG ......... 12,050 2,542,990
Mercedes-Benz Group AG ........ 25,673 1,577,937
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 2,369 1,496,121
RWE AG ................... 25,233 1,697,647
Siemens AG (Registered) ........ 28,253 6,883,394
Siemens Energy AG ............ 22,932 3,954,614
Symrise AG ................. 15,462 1,320,328
Vonovia SE .................. 20,300 507,752
27,577,356
Greece — 0.0%
Allwyn AG , Class R ............ 11,746 177,718
Athens International Airport SA ..... 28,471 345,809
Hellenic Telecommunications
Organization SA , Class R ...... 22,540 425,183
National Bank of Greece SA ...... 14,399 222,434
1,171,144
Hong Kong — 0.1%
Prudential plc ................ 87,509 1,216,648
Techtronic Industries Co. Ltd. ...... 102,000 1,354,584
2,571,232
Hungary — 0.0%
OTP Bank Nyrt. ............... 7,906 847,744
India — 0.4%
Axis Bank Ltd. ................ 7,254 89,842
GAIL India Ltd. ............... 134,804 197,579
Hindustan Aeronautics Ltd.
(c)
...... 50,078 1,841,163
ICICI Bank Ltd. ............... 5,318 68,269
IndusInd Bank Ltd.
(f)
............ 19,674 157,603
Infosys Ltd. .................. 38,179 514,952
ITC Ltd. .................... 179,717 549,165
LG Electronics India Ltd.
(f)
........ 80,895 1,247,053
Mahindra & Mahindra Ltd. ........ 148,287 4,651,254
Manappuram Finance Ltd. ........ 50,662 133,971
SAI Life Sciences Ltd.
(a)(c)(f)
........ 15,467 159,683
Sammaan Capital Ltd.
(f)
......... 125,716 199,709
SBI Life Insurance Co. Ltd.
(a)(c)
..... 213,724 4,042,820
Think & Learn Pvt Ltd., (Acquired
12/11/20, cost $2,928,536)
(d)(f)(j)
... 1,951 —
13,853,063
Security
Shares
Shares Value
Indonesia — 0.1%
Bank Mandiri Persero Tbk. PT ..... 6,580,900 $ 1,847,274
Bank Syariah Indonesia Tbk. PT .... 408,600 51,152
Ciputra Development Tbk. PT ..... 3,479,100 145,506
Mitra Adiperkasa Tbk. PT ........ 1,379,900 97,842
2,141,774
Ireland — 0.1%
Accenture plc , Class A .......... 17,242 3,418,916
Israel — 0.1%
(f)
Deep Instinct Ltd.
(d)
............ 99,082 5,945
Teva Pharmaceutical Industries Ltd. ,
ADR .................... 49,631 1,494,886
1,500,831
Italy — 1.2%
Ferrari NV .................. 6,392 2,168,831
FinecoBank Banca Fineco SpA .... 63,444 1,411,548
Intesa Sanpaolo SpA ........... 2,894,479 17,505,476
Leonardo SpA ................ 46,228 3,144,404
Mediobanca Banca di Credito
Finanziario SpA ............. 29,974 583,250
UniCredit SpA ................ 269,683 19,348,085
44,161,594
Japan — 1.7%
Advantest Corp. ............... 25,100 3,463,967
Asahi Intecc Co. Ltd. ........... 31,200 666,246
Asahi Kasei Corp. ............. 53,100 519,556
Daiichi Life Group, Inc. .......... 170,100 1,568,661
Daiichi Sankyo Co. Ltd. .......... 147,800 2,644,240
Daiwa Securities Group, Inc. ...... 154,600 1,464,895
ENEOS Holdings, Inc. .......... 335,900 3,026,504
Fast Retailing Co. Ltd. .......... 3,300 1,303,851
Hitachi Ltd. .................. 11,300 331,491
Idemitsu Kosan Co. Ltd. ......... 102,000 1,001,387
Isetan Mitsukoshi Holdings Ltd.
(g)
... 47,000 865,996
Isuzu Motors Ltd. .............. 5,800 83,525
Japan Exchange Group, Inc. ...... 91,700 1,070,871
Japan Post Bank Co. Ltd. ........ 131,100 2,138,270
Japan Post Holdings Co. Ltd. ...... 123,200 1,422,524
Japan Tobacco, Inc. ............ 89,000 3,414,384
Kajima Corp. ................. 31,400 1,197,868
Kakaku.com, Inc.
(g)
............. 25,600 337,001
Kansai Paint Co. Ltd.
(g)
.......... 19,224 288,195
Keyence Corp. ............... 7,800 2,776,078
Kioxia Holdings Corp.
(f)
.......... 13,000 1,697,801
Kokusai Electric Corp. .......... 61,500 2,079,604
Lasertec Corp. ............... 11,200 2,492,824
LY Corp.
(g)
................... 556,700 1,342,278
Metaplanet, Inc.
(f)
.............. 146,900 286,629
MISUMI Group, Inc. ............ 46,100 790,236
Mitsubishi Heavy Industries Ltd. .... 56,700 1,557,927
Mitsubishi UFJ Financial Group, Inc. . 143,276 2,426,227
Mitsui Kinzoku Co. Ltd. .......... 8,000 1,517,479
Mizuho Financial Group, Inc. ...... 16,100 651,789
Murata Manufacturing Co. Ltd. ..... 12,200 273,734
Nexon Co. Ltd. ............... 28,000 527,427
Nidec Corp.
(f)
................. 178,300 2,264,092
Nissan Chemical Corp. .......... 19,800 769,948
Obayashi Corp. ............... 36,800 891,313
Obic Co. Ltd. ................. 28,600 694,163
Otsuka Holdings Co. Ltd. ........ 8,200 581,961
Rakus Co. Ltd. ............... 53,858 256,747
Recruit Holdings Co. Ltd. ........ 63,800 2,779,764
Santen Pharmaceutical Co. Ltd. .... 49,665 558,753
Seven & i Holdings Co. Ltd. ....... 73,900 993,929

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Japan (continued)
Shimizu Corp. ................ 54,000 $ 968,820
Socionext, Inc.
(g)
.............. 23,200 288,056
Sompo Holdings, Inc. ........... 28,100 1,093,884
Sony Group Corp. ............. 69,400 1,446,486
Sumitomo Mitsui Financial Group, Inc. 22,400 736,519
Sumitomo Pharma Co. Ltd.
(f)(g)
..... 49,600 676,664
Suzuki Motor Corp. ............ 150,600 1,835,622
Toyota Tsusho Corp. ............ 16,600 643,363
62,709,549
Kazakhstan — 0.1%
(c)
Halyk Savings Bank of Kazakhstan
JSC , GDR ................ 25,441 791,215
Kaspi.KZ JSC , ADR
(f)
........... 8,774 649,890
NAC Kazatomprom JSC , GDR ..... 4,972 392,617
1,833,722
Luxembourg — 0.0%
Altice France Lux 3
(f)
............ 1,944 32,356
Macau — 0.0%
Wynn Macau Ltd. .............. 938,562 660,613
Mexico — 0.3%
America Movil SAB de CV, Series B . 620,401 788,525
Fomento Economico Mexicano SAB de
CV ..................... 8,902 98,288
Fresnillo plc ................. 70,873 3,141,518
Grupo Aeromexico SAB de CV , ADR
(f)(g)
7,842 109,866
Grupo Aeroportuario del Sureste SAB
de CV , Class B ............. 31,294 1,054,616
Grupo Financiero Banorte SAB de CV ,
Class O .................. 231,252 2,564,764
Promotora y Operadora de
Infraestructura SAB de CV ..... 7,409 119,802
Southern Copper Corp.
(g)
......... 6,978 1,200,635
Wal-Mart de Mexico SAB de CV .... 599,998 1,948,328
11,026,342
Netherlands — 1.3%
ASM International NV ........... 1,194 904,996
ASML Holding NV ............. 26,861 35,718,593
ING Groep NV ................ 322,762 8,377,830
Koninklijke Vopak NV ........... 3,562 192,794
Universal Music Group NV
(g)
...... 93,296 1,810,952
Wolters Kluwer NV ............. 5,908 441,258
47,446,423
Norway — 0.0%
Equinor ASA ................. 13,410 571,325
Kongsberg Gruppen ASA ........ 5,533 235,853
Telenor ASA ................. 17,876 314,398
1,121,576
Philippines — 0.0%
Ayala Corp. .................. 19,510 163,092
Ayala Land, Inc. ............... 253,600 67,813
DigiPlus Interactive Corp. ........ 658,530 173,224
Metropolitan Bank & Trust Co. ..... 147,880 154,574
558,703
Poland — 0.1%
Bank Polska Kasa Opieki SA ...... 14,401 853,317
LPP SA .................... 90 545,711
Powszechna Kasa Oszczednosci Bank
Polski SA ................. 21,653 512,180
Powszechny Zaklad Ubezpieczen SA 68,883 1,199,045
3,110,253
Security
Shares
Shares Value
Puerto Rico — 0.0%
Popular, Inc. ................. 4,506 $ 604,570
Republic of Turkiye — 0.1%
Akbank TAS ................. 858,101 1,280,773
Eldorado Gold Corp. ............ 16,157 554,670
KOC Holding A/S .............. 168,479 742,119
MLP Saglik Hizmetleri A/S
(a)(c)(f)
..... 30,944 298,879
Turkiye Is Bankasi A/S , Class C
(f)(g)
.. 1,787,655 530,141
3,406,582
Romania — 0.0%
Banca Transilvania SA .......... 41,126 334,782
Saudi Arabia — 0.1%
Ades Holding Co. .............. 78,496 377,984
Al Rajhi Bank ................ 21,994 626,976
Etihad Etisalat Co. ............. 49,899 868,977
Rasan Information Technology Co.
(f)
. 22,578 819,303
Saudi National Bank (The) ........ 12,917 145,818
Yanbu National Petrochemical Co. .. 34,902 327,692
3,166,750
Singapore — 0.0%
UOL Group Ltd. ............... 45,831 347,993
South Africa — 0.2%
Channel Vas Investments Ltd.
(f)
.... 214,968 249,126
FirstRand Ltd. ................ 310,527 1,589,685
Harmony Gold Mining Co. Ltd. ..... 38,115 582,277
Kumba Iron Ore Ltd. ............ 15,270 288,150
Mr Price Group Ltd. ............ 49,073 444,786
Valterra Platinum Ltd. ........... 11,135 935,985
Vodacom Group Ltd. ........... 159,051 1,356,533
5,446,542
South Korea — 0.9%
Doosan Enerbility Co. Ltd.
(f)
....... 4,598 288,929
GS Engineering & Construction Corp. 21,846 368,380
HD Hyundai Heavy Industries Co. Ltd. 3,675 1,177,176
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. ......... 3,571 827,641
Hyundai Motor Co. ............. 729 224,576
Hyundai Rotem Co. Ltd. ......... 5,155 593,628
Kia Corp. ................... 2,898 286,123
Krafton, Inc.
(f)
................ 5,372 918,381
KT&G Corp. ................. 11,152 1,199,205
Misto Holdings Corp. ........... 6,310 174,471
Samsung Electronics Co. Ltd. ..... 178,437 20,870,240
SK Hynix, Inc. ................ 13,689 7,766,661
34,695,411
Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA . 126,928 2,741,590
Banco de Sabadell SA .......... 340,201 1,218,700
Bankinter SA ................. 97,012 1,536,416
CaixaBank SA ................ 182,706 2,190,217
Industria de Diseno Textil SA ...... 7,513 437,323
Naturgy Energy Group SA ........ 14,331 429,020
Repsol SA .................. 78,467 2,208,726
10,761,992
Sweden — 0.1%
Atlas Copco AB , Class A ......... 134,216 2,368,487
Industrivarden AB , Class A ....... 6,774 337,387
SSAB AB , Class A ............. 11,504 90,772
Telefonaktiebolaget LM Ericsson , Class
B ...................... 161,998 1,846,815
4,643,461

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Switzerland — 0.4%
ABB Ltd. (Registered) ........... 6,872 $ 558,748
Belimo Holding AG (Registered) .... 779 632,664
Cie Financiere Richemont SA
(Registered) ............... 5,979 1,055,689
Galderma Group AG ............ 16,670 3,276,218
Julius Baer Group Ltd. .......... 20,522 1,509,475
Partners Group Holding AG ....... 3,055 3,292,804
Straumann Holding AG (Registered) . 5,695 595,829
TE Connectivity plc ............ 4,487 937,873
Zurich Insurance Group AG ....... 6,558 4,635,316
16,494,616
Taiwan — 1.8%
Accton Technology Corp. ........ 20,000 986,744
ASE Technology Holding Co. Ltd. ... 25,000 275,154
Asia Vital Components Co. Ltd. .... 4,000 264,198
Delta Electronics, Inc. ........... 19,000 856,717
Elite Material Co. Ltd. ........... 9,000 768,118
eMemory Technology, Inc. ........ 7,000 596,022
Genius Electronic Optical Co. Ltd. .. 36,707 513,576
Gold Circuit Electronics Ltd. ....... 9,000 253,781
Hon Hai Precision Industry Co. Ltd. .. 93,000 568,488
Hon Precision, Inc. ............. 15,000 1,659,693
International Games System Co. Ltd. 14,000 334,418
Nan Ya Printed Circuit Board Corp. .. 35,000 603,619
Nanya Technology Corp.
(f)
........ 70,000 466,588
Phison Electronics Corp. ......... 7,000 348,141
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 992,000 57,371,849
TS Financial Holding Co. Ltd. ...... 411,000 302,307
United Microelectronics Corp. ..... 492,000 881,959
Winbond Electronics Corp. ....... 403,000 1,223,584
68,274,956
Thailand — 0.0%
CP ALL PCL ................. 383,100 534,255
Krungthai Card PCL ............ 713,800 653,653
True Corp. PCL , NVDR .......... 506,800 223,001
1,410,909
United Arab Emirates — 0.0%
NMC Health plc
(d)(f)
............. 284,408 4
United Kingdom — 3.0%
Anglo American plc ............ 18,626 799,718
AstraZeneca plc .............. 51,155 10,002,849
BAE Systems plc .............. 546,895 16,034,145
BP plc ..................... 410,525 3,213,098
British American Tobacco plc ...... 199,655 11,591,735
British Land Co. plc (The) ........ 68,878 325,818
Bunzl plc ................... 31,671 953,470
Compass Group plc ............ 232,794 6,495,169
Convatec Group plc
(a)(c)
.......... 121,970 351,815
Diploma plc .................. 15,647 1,249,288
Genius Sports Ltd.
(f)
............ 106,647 472,446
Haleon plc .................. 182,093 901,177
Imperial Brands plc ............ 28,653 1,161,817
Intertek Group plc ............. 20,590 1,001,888
J Sainsbury plc ............... 361,192 1,620,670
Lloyds Banking Group plc ........ 723,658 896,927
London Stock Exchange Group plc .. 4,005 472,941
National Grid plc .............. 1,056,924 17,840,976
NatWest Group plc ............. 348,379 2,580,773
RELX plc ................... 188,078 6,161,881
Rolls-Royce Holdings plc ........ 750,695 11,404,877
Shell plc .................... 345,040 16,134,457
Security
Shares
Shares Value
United Kingdom (continued)
St. James's Place plc ........... 77,214 $ 1,218,331
112,886,266
United States — 44.5%
3M Co. ..................... 10,153 1,474,520
Abbott Laboratories
(k)
........... 40,894 4,198,587
AbbVie, Inc.
(k)
................ 40,017 8,703,297
Adobe, Inc.
(f)(k)
................ 3,608 877,033
Advanced Drainage Systems, Inc. .. 4,414 605,292
Advanced Micro Devices, Inc.
(f)
.... 20,340 4,137,766
AES Corp. (The) .............. 40,783 574,632
Agilent Technologies, Inc. ........ 22,732 2,590,993
Airbnb, Inc. , Class A
(f)
........... 27,419 3,462,471
Akamai Technologies, Inc.
(f)
....... 6,762 776,616
Albemarle Corp. .............. 6,067 1,089,209
ALL Health Services Corp., (Acquired
01/24/17, cost $0)
(d)(f)(j)
........ 60 —
Alphabet, Inc. , Class C .......... 291,262 83,551,417
Altria Group, Inc. .............. 46,278 3,053,885
Amazon.com, Inc.
(f)(k)
........... 247,258 51,496,424
AMC Networks, Inc. , Class A
(f)
..... 23,186 157,433
Ameren Corp. ................ 3,293 361,967
Amphenol Corp. , Class A ........ 44,573 5,631,799
Analog Devices, Inc. ............ 1,123 357,271
Antero Resources Corp.
(f)
........ 52,429 2,225,087
APA Corp.
(g)
................. 153,549 6,516,620
Apple, Inc.
(k)
................. 267,816 67,969,023
Applied Materials, Inc. .......... 3,433 1,173,365
AppLovin Corp. , Class A
(f)
........ 4,563 1,816,074
Arista Networks, Inc.
(f)
........... 25,301 3,106,457
Autodesk, Inc.
(f)
............... 6,991 1,673,645
Automatic Data Processing, Inc. .... 7,089 1,440,343
AutoZone, Inc.
(f)
............... 1,183 3,995,914
Avaya LLC
(f)
................. 261 3,719
Bank of America Corp. .......... 301,762 14,710,898
Berkshire Hathaway, Inc. , Class B
(f)
.. 1,578 756,178
Best Buy Co., Inc. ............. 5,129 329,282
Biogen, Inc.
(f)
................. 1,986 364,093
Blackstone, Inc. , Class A ......... 6,794 781,242
Block, Inc. , Class A
(f)
............ 6,782 408,141
Boeing Co. (The)
(f)
............. 88,900 17,693,767
Booking Holdings, Inc. .......... 1,634 6,879,663
Boston Scientific Corp.
(f)
......... 194,883 12,228,908
Bristol-Myers Squibb Co. ......... 43,290 2,625,539
Broadcom, Inc.
(k)
.............. 139,856 43,286,831
Broadridge Financial Solutions, Inc. . 24,513 3,982,872
Builders FirstSource, Inc.
(f)
........ 6,292 518,020
Burlington Stores, Inc.
(f)
.......... 2,417 786,443
Cadence Design Systems, Inc.
(f)
.... 22,179 6,162,879
Caesars Entertainment, Inc.
(f)
...... 19,712 520,988
Cardinal Health, Inc. ............ 1,437 303,652
Carrier Global Corp. ............ 14,020 789,466
Carvana Co. , Class A
(f)
.......... 2,273 714,586
Caterpillar, Inc. ............... 9,284 6,577,343
Century Communities, Inc.
(g)
...... 12,821 735,669
CF Industries Holdings, Inc. ....... 3,554 461,451
Charter Communications, Inc. , Class
A
(f)
...................... 6,622 1,429,557
Cheniere Energy, Inc. ........... 12,686 3,599,779
Ciena Corp.
(f)
................ 4,299 1,669,001
Cisco Systems, Inc. ............ 173,286 13,445,261
Citigroup, Inc. ................ 165,205 18,735,899
Citizens Financial Group, Inc. ..... 98,122 5,884,376
Clean Harbors, Inc.
(f)
........... 2,280 653,744
Coinbase Global, Inc. , Class A
(f)
.... 3,941 688,138
Comfort Systems USA, Inc. ....... 370 510,226

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Conagra Brands, Inc. ........... 50,555 $ 794,725
Cooper Cos., Inc. (The)
(f)
......... 13,676 977,834
CoreWeave, Inc. , Class A
(f)
....... 16,353 1,266,867
Costco Wholesale Corp. ......... 25,716 25,624,194
CRH plc .................... 81,221 8,537,952
Crowdstrike Holdings, Inc. , Class A
(f)
. 4,765 1,860,304
Crown PropTech Acquisitions
(d)(f)
.... 94,138 81,838
Crown PropTech Acquisitions , Class A
(f)
28,147 333,261
CSX Corp. .................. 240,082 9,855,366
Darden Restaurants, Inc. ........ 8,697 1,704,960
Datadog, Inc. , Class A
(f)
......... 14,297 1,687,761
Davidson Kempner Merchant Co.-
Invest Fund LP, (Acquired 04/07/21,
cost $0)
(f)(j)(l)
................ —
(m)
7,066,715
Deckers Outdoor Corp.
(f)
......... 28,063 2,808,826
Delta Air Lines, Inc. ............ 150,238 9,987,822
Devon Energy Corp. ............ 50,504 2,541,361
DF Residential III LP
(d)(f)
.......... 1,344,765 1,479,241
Dick's Sporting Goods, Inc. ....... 1,946 385,872
Digital Realty Trust, Inc. ......... 21,092 3,800,989
Dollar General Corp. ........... 27,297 3,240,973
DoorDash, Inc. , Class A
(f)
........ 4,542 681,981
Dow, Inc. ................... 32,087 1,336,424
DR Horton, Inc. ............... 62,084 8,519,166
Eaton Corp. plc ............... 11,691 4,181,520
eBay, Inc. ................... 35,121 3,196,713
EchoStar Corp. , Class A
(f)
........ 21,448 2,510,917
Edwards Lifesciences Corp.
(f)
...... 79,847 6,394,148
Eli Lilly & Co. ................ 40,386 37,145,831
EMCOR Group, Inc. ............ 1,100 812,141
Emerson Electric Co. ........... 19,085 2,500,517
EOG Resources, Inc. ........... 6,500 939,705
Epic Games, Inc., (Acquired 07/02/20,
cost $9,005,575)
(d)(f)(j)
......... 16,498 8,325,221
EQT Corp. .................. 130,309 8,292,865
Estee Lauder Cos., Inc. (The) , Class A 19,276 1,383,439
EXO Capital Technologies, Inc.,
(Acquired 06/24/21, cost
$2,122,371)
(d)(f)(j)
............ 3,623 1,341
Experian plc ................. 21,643 748,729
Exxon Mobil Corp. ............. 146,708 24,890,479
FactSet Research Systems, Inc.
(g)
.. 11,087 2,405,768
Fair Isaac Corp.
(f)
.............. 1,088 1,161,484
Fanatics Holdings, Inc. , Class
A , (Acquired 08/17/22, cost
$9,001,757)
(d)(f)(j)
............ 132,691 11,610,463
Farmers Business Network, Inc.
(d)(f)
.. 84,447 82,758
Fastenal Co. ................. 62,483 2,899,211
Fifth Third Bancorp ............ 292,808 13,603,860
First Citizens BancShares, Inc. , Class A 758 1,428,572
First Horizon Corp. ............. 40,388 919,231
First Solar, Inc.
(f)
.............. 9,755 1,924,271
Flagstar Bank NA .............. 136,191 1,793,635
Ford Motor Co. ............... 390,084 4,501,569
Fortinet, Inc.
(f)
................ 2,583 211,083
Franklin Resources, Inc.
(g)
........ 37,338 881,924
Freeport-McMoRan, Inc. ......... 293,889 17,274,795
Garmin Ltd. .................. 8,233 1,910,138
GE Aerospace ................ 72,930 20,695,346
GE Vernova, Inc. .............. 14,408 12,576,743
General Motors Co. ............ 9,276 691,062
Gilead Sciences, Inc. ........... 36,777 5,125,610
Goldman Sachs Group, Inc. (The) .. 11,824 10,002,986
GSK plc .................... 77,839 2,144,112
Halliburton Co. ............... 26,285 1,024,852
Security
Shares
Shares Value
United States (continued)
Hasbro, Inc. ................. 12,242 $ 1,145,851
Hershey Co. (The) ............. 4,301 894,135
Hilton Worldwide Holdings, Inc. .... 34,586 10,516,911
Holcim AG .................. 10,234 845,962
Home Depot, Inc. (The) ......... 52,974 17,422,619
Honeywell International, Inc. ...... 26,724 6,040,426
Host Hotels & Resorts, Inc. ....... 69,472 1,331,084
Howmet Aerospace, Inc. ......... 27,255 6,281,187
Huntington Bancshares, Inc. ...... 108,000 1,690,200
iHeartMedia, Inc. , Class A
(f)
....... 2,519 7,355
Illinois Tool Works, Inc. .......... 15,150 3,943,393
Included Health, (Acquired 02/11/22,
cost $6,542,036)
(d) (f)(j)
......... 2,434,345 1,752,728
Incyte Corp.
(f)
................ 16,148 1,519,850
Insulet Corp.
(f)
................ 2,304 483,471
Intel Corp.
(f)
.................. 82,785 3,653,302
Intuit, Inc. ................... 13,475 5,826,320
Intuitive Surgical, Inc.
(f)
.......... 27,713 12,775,416
Invesco Ltd. ................. 38,623 938,153
Ionis Pharmaceuticals, Inc.
(f)
...... 2,636 197,937
J M Smucker Co. (The) .......... 12,443 1,200,003
Jabil, Inc. ................... 3,654 970,612
Jacobs Solutions, Inc. ........... 7,247 922,398
James Hardie Industries plc , ADR
(f)
.. 31,514 596,875
Johnson & Johnson ............ 80,215 19,607,755
JPMorgan Chase & Co. ......... 76,574 22,525,008
KB Home ................... 7,176 371,358
Kenvue, Inc. ................. 67,615 1,165,683
Keurig Dr Pepper, Inc. .......... 203,257 5,351,757
KLA Corp. ................... 3,500 5,153,435
Lam Research Corp. ........... 78,590 16,791,539
Las Vegas Sands Corp. ......... 17,017 916,876
Latch, Inc.
(f)
.................. 174,273 36,597
Lionsgate Studios Corp.
(f)
........ 191,913 1,840,446
Live Nation Entertainment, Inc.
(f)(k)
... 69,572 10,610,426
Lockheed Martin Corp. .......... 4,979 3,009,258
Lowe's Cos., Inc. .............. 661 156,181
Marathon Petroleum Corp. ....... 10,182 2,486,241
Marriott International, Inc. , Class A .. 951 311,044
Marsh & McLennan Cos., Inc. ..... 61,629 10,689,550
MasTec, Inc.
(f)(g)
............... 2,066 664,715
Mastercard, Inc. , Class A ......... 26,031 13,006,649
McDonald's Corp. ............. 46,428 14,429,358
McKesson Corp. .............. 18,848 16,310,305
Medtronic plc ................ 3,695 320,172
Merck & Co., Inc. .............. 80,437 9,675,767
Meritage Homes Corp. .......... 10,190 630,150
Meta Platforms, Inc. , Class A ...... 59,541 34,065,192
MetLife, Inc. ................. 31,217 2,207,666
Micron Technology, Inc. .......... 66,694 22,531,901
Microsoft Corp. ............... 144,117 53,347,790
Moderna, Inc.
(f)
............... 50,926 2,587,041
MongoDB, Inc. , Class A
(f)
........ 13,217 3,235,125
Monolithic Power Systems, Inc. .... 1,406 1,537,250
Motorola Solutions, Inc. ......... 1,948 845,374
MP Materials Corp. , Class A
(f)(g)
.... 21,040 1,015,390
Mueller Industries, Inc. .......... 4,932 546,466
Nestle SA (Registered) .......... 7,596 745,100
NetApp, Inc. ................. 12,835 1,314,176
Netflix, Inc.
(f)
................. 125,751 12,090,959
New Kleo Holdco
(d)(f)
............ 78,831 118,452
NextEra Energy, Inc. ........... 181,685 16,874,903
Northern Trust Corp. ............ 3,144 438,808
Novartis AG (Registered) ........ 13,155 2,019,219
NRG Energy, Inc. .............. 10,667 1,558,875

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Nucor Corp. ................. 6,096 $ 1,030,834
Nuvalent, Inc. , Class A
(f)
......... 2,962 303,457
NVIDIA Corp.
(k)
............... 513,082 89,481,501
Occidental Petroleum Corp. ....... 54,666 3,553,290
Oracle Corp. ................. 46,407 6,826,934
Otis Worldwide Corp. ........... 69,513 5,358,062
Palantir Technologies, Inc. , Class A
(f)
. 61,298 8,966,671
Palladyne AI Corp.
(f)(g)
........... 7,132 43,291
Palladyne AI Corp.
(f)
............ 200,974 1,219,909
Palo Alto Networks, Inc.
(f)
........ 2,199 352,544
Paramount Skydance Corp. , Class B
(g)
8,959 80,810
Parker-Hannifin Corp. ........... 12,142 10,870,004
PBF Energy, Inc. , Class A ........ 15,596 742,682
PepsiCo, Inc. ................ 50,910 7,905,814
Pfizer, Inc. .................. 146,052 4,101,140
Philip Morris International, Inc. ..... 61,792 10,216,689
Pinnacle West Capital Corp. ...... 22,542 2,271,106
Playstudios, Inc. , Class A
(f)
....... 277,748 130,319
PNC Financial Services Group, Inc.
(The) .................... 8,886 1,849,088
Principal Financial Group, Inc. ..... 9,562 861,632
Procter & Gamble Co. (The) ...... 26,802 3,871,281
Progressive Corp. (The) ......... 66,515 13,185,934
Prologis, Inc. ................. 32,777 4,332,464
Protagonist Therapeutics, Inc.
(f)
.... 2,110 222,394
Prudential Financial, Inc. ......... 42,184 4,120,955
QXO, Inc.
(f)(g)
................. 16,006 310,837
Ralph Lauren Corp. , Class A ...... 4,506 1,550,019
Raymond James Financial, Inc. .... 1,763 255,265
Regeneron Pharmaceuticals, Inc. ... 2,983 2,304,785
Relspace
(d)(f)
................. 1,419 1,462
Republic Services, Inc. .......... 2,891 633,187
ResMed, Inc. ................ 2,552 572,873
RH
(f)
...................... 1,815 253,773
Rivian Automotive, Inc. , Class A
(f)
... 10,812 162,721
Robinhood Markets, Inc. , Class A
(f)
.. 14,695 1,018,364
Roche Holding AG ............. 15,732 6,278,497
Rockwell Automation, Inc. ........ 15,436 5,539,672
Ross Stores, Inc. .............. 1,296 280,752
Royal Caribbean Cruises Ltd. ..... 1,286 353,881
Royalty Pharma plc , Class A ...... 8,462 405,922
RSA Security LLC
(d)(f)
........... 6,596 —
RTX Corp. .................. 1,172 226,079
S&P Global, Inc. .............. 10,916 4,643,011
SBA Communications Corp. ...... 2,219 381,912
Screaming Eagle Acquistion Corp.,
(Acquired 05/14/24, cost $683,759)
(f)
(j)
....................... 67,266 638,393
ServiceNow, Inc.
(f)
............. 61,888 6,470,390
ServiceTitan, Inc. , Class A
(f)
....... 11,776 747,305
Six Flags Entertainment Corp.
(f)
.... 23,480 416,770
Skyworks Solutions, Inc.
(g)
........ 63,016 3,374,507
SLB Ltd. .................... 14,298 734,774
SM Energy Co. ............... 38,239 1,192,292
Snorkel AI, Inc. , (Acquired 06/30/21,
cost $234,442)
(d)(f)(j)
........... 15,609 113,477
Snowflake, Inc. , Class A
(f)
........ 6,777 1,022,107
Solaris Energy Infrastructure, Inc. ,
Class A .................. 9,800 553,798
Sonder Holdings, Inc. , Class A
(f)
.... 27,555 —
SOURCE Global PBC
(d)(f)
......... 38,066 3,045
Southern Co. (The) ............ 13,457 1,298,870
Southwest Airlines Co. .......... 8,887 333,885
Security
Shares
Shares Value
United States (continued)
Space Exploration Technologies Corp. ,
Class A , (Acquired 08/21/23, cost
$8,363,636)
(d)(f)(j)
............ 66,988 $ 35,275,195
Space Exploration Technologies Corp. ,
Class C , (Acquired 08/21/23, cost
$2,179,629)
(d)(f)(j)
............ 26,909 14,170,010
Spotify Technology SA
(f)
......... 1,909 925,693
Starbucks Corp. ............... 4,930 441,679
Starz Entertainment Corp. ........ 7,948 91,402
STERIS plc .................. 1,686 372,825
Stryker Corp. ................ 58,083 19,085,493
Synchrony Financial ............ 26,171 1,780,151
Synopsys, Inc.
(f)
............... 3,394 1,345,653
Take-Two Interactive Software, Inc.
(f)
. 8,190 1,617,525
Tapestry, Inc. ................. 28,613 4,037,580
Targa Resources Corp. .......... 25,689 6,441,003
TD SYNNEX Corp. ............. 4,501 759,364
Tenaris SA .................. 78,724 2,301,285
Tesla, Inc.
(f)
.................. 66,411 24,688,289
Textron, Inc. ................. 11,521 1,008,779
Thermo Fisher Scientific, Inc. ...... 19,821 9,742,616
TJX Cos., Inc. (The) ............ 114,635 18,307,209
Toll Brothers, Inc. .............. 9,506 1,297,284
TopBuild Corp.
(f)
............... 1,094 384,322
Trane Technologies plc .......... 32,510 13,548,217
TransDigm Group, Inc. .......... 4,001 4,636,999
Travelers Cos., Inc. (The) ........ 7,320 2,135,098
Truist Financial Corp. ........... 7,547 346,936
Tyler Technologies, Inc.
(f)
......... 4,924 1,685,879
Uber Technologies, Inc.
(f)
......... 48,645 3,499,035
Ulta Beauty, Inc.
(f)
.............. 4,261 2,227,267
Union Pacific Corp. ............ 33,469 8,120,249
United Airlines Holdings, Inc.
(f)
..... 38,247 3,521,401
UnitedHealth Group, Inc. ......... 19,060 5,157,445
US Bancorp ................. 20,902 1,087,113
USA Rare Earth LLC, (Acquired
01/26/26, cost $1,728,535)
(f)(j)
.... 80,397 1,216,809
Valero Energy Corp. ............ 30,412 7,514,197
Ventas, Inc. ................. 37,255 3,046,714
Veralto Corp. ................. 24,992 2,209,793
Verizon Communications, Inc. ..... 139,280 6,991,856
Vertex Pharmaceuticals, Inc.
(f)
..... 12,914 5,766,618
Vertiv Holdings Co. , Class A ...... 35,984 9,016,871
Viatris, Inc. .................. 218,082 2,946,288
VICI Properties, Inc. ............ 144,436 3,945,992
Visa, Inc. , Class A ............. 8,043 2,430,916
Vistance Networks, Inc.
(f)
......... 46,120 839,384
Vistra Corp. ................. 49,396 7,425,701
Walmart, Inc. ................. 226,339 28,129,411
Walt Disney Co. (The) .......... 182,759 17,614,312
Waste Management, Inc. ......... 5,369 1,233,743
Wealthfront Corp.
(f)(g)
............ 46,121 426,619
Wells Fargo & Co. ............. 173,833 13,838,845
West Pharmaceutical Services, Inc. . 1,074 269,187
Weyerhaeuser Co. ............. 23,349 570,416
Williams Cos., Inc. (The) ......... 210,559 15,324,484
Wolfspeed, Inc.
(f)
.............. 1,745 28,478
Wynn Resorts Ltd.
(g)
............ 6,873 697,953
Zeitview, Series E-3 , Class E
(d)(f)
.... 533,409 541,191
Zoetis, Inc. , Class A ............ 11,730 1,386,603
1,683,541,174

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Zambia — 0.0%
First Quantum Minerals Ltd.
(f)
...... 24,744 $ 591,608
Total Common Stocks — 63.4%
(Cost: $2,282,768,607) ........................... 2,397,795,215
Par (000)
Pa r (000)
Corporate Bonds
Angola — 0.1%
Azule Energy Finance plc
(a)
8.25%, 01/22/31 ............ USD 1,075 1,085,256
8.63%, 01/22/33 ............ 808 814,068
1,899,324
Argentina — 0.0%
(a)
Telecom Argentina SA, 9.25%,
05/28/33 ................. 131 135,747
Vista Energy Argentina SAU, 8.50%,
06/10/33 ................. 42 43,926
179,673
Australia — 0.2%
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ................. 455 434,370
Mineral Resources Ltd.
(a)
9.25%, 10/01/28 ............ 14 14,506
8.50%, 05/01/30 ............ 403 414,204
Oceana Australian Fixed Income Trust
(d)
12.50%, 07/31/26 ........... AUD 2,180 1,511,611
12.50%, 07/31/27 ........... 3,633 2,547,446
Quintis Australia Pty. Ltd.
(a)(d)(f)(i)(n)(o)
7.50%, (7.50% Cash or 8.00 % PIK),
10/01/26 ............... USD 16,145 1,735,573
12.00%, (12.00% Cash or 12.00%
PIK), 10/01/28 ........... 14,449 1
6,657,711
Austria — 0.0%
ams-OSRAM AG, 2.13%, 11/03/27
(c)(p)
EUR 1,000 1,112,501
Belgium — 0.1%
Telenet Finance Luxembourg Notes
SARL, 5.50%, 03/01/28
(a)
...... USD 1,400 1,373,848
Brazil — 0.0%
LD Celulose International GmbH,
7.95%, 01/26/32
(a)
........... 200 205,595
Petrobras Global Finance BV, 6.75%,
01/27/41 ................. 134 130,489
Raizen Fuels Finance SA
(a)
6.45%, 03/05/34 ............ 257 141,350
6.95%, 03/05/54 ............ 200 106,100
Samarco Mineracao SA
(o)
9.00%, (9.00% Cash or 9.00% PIK),
06/30/31
(a)
.............. 42 41,792
9.00%, (9.00% Cash or 9.00% PIK),
06/30/31
(c)
.............. 234 230,576
Vale Overseas Ltd., 6.40%, 06/28/54 . 42 42,260
898,162
Canada — 0.4%
Air Canada Pass-Through Trust, Series
2020-1, Class C, 10.50%, 07/15/26
(a)
1,460 1,476,099
Alexandrite Lake Lux Holdings SARL,
6.75%, 07/30/30
(c)
........... EUR 489 552,493
Brookfield Residential Properties, Inc.,
4.88%, 02/15/30
(a)
........... USD 53 48,661
Security
Par (000)
Par (000) Value
Canada (continued)
HR Ottawa LP, 11.00%, 03/31/31
(a)
.. USD 11,891 $ 13,214,141
Toucan FinCo. Ltd., 9.50%, 05/15/30
(a)
1,004 887,026
16,178,420
Chile — 0.0%
(a)(b)(o)
WOM Chile Holdco SpA, 5.00%,
(5.00% Cash or 5.00% PIK),
04/01/32
(p)
................ 447 381,872
WOM Mobile SA, 12.50%, (12.50%
Cash or 12.50% PIK), 04/01/31 .. 31 30,953
412,825
China — 0.1%
Alibaba Group Holding Ltd., 0.50%,
06/01/31
(p)
................ 1,084 1,503,508
China Ruyi Holdings Ltd., 0.00%,
01/31/27
(c)(e)(p)
.............. HKD 2,000 243,330
CMOC Capital Ltd., 0.00%, 01/24/27
(c)(e)
(p)
...................... USD 700 677,256
Fantasia Holdings Group Co. Ltd.
(c)(f)(n)
11.75%, 04/17/24 ........... 716 7,876
10.88%, 01/09/25 ........... 815 9,169
Prosus NV, 4.03%, 08/03/50
(c)
..... 209 139,455
ZTO Express Cayman, Inc., 0.93%,
03/01/31
(c)(p)
............... 1,920 1,918,080
4,498,674
Colombia — 0.0%
(a)
ABRA Global Finance, 14.00%,
(14.00% Cash or 14.00% PIK),
10/22/29
(o)
................ 210 194,313
Gran Tierra Energy, Inc., 9.75%,
04/15/31 ................. 208 181,740
376,053
Czech Republic — 0.0%
Allwyn Entertainment Financing UK plc,
7.25%, 04/30/30
(c)
........... EUR 798 953,857
Denmark — 0.0%
SGL Group ApS
(b)
(3-mo. EURIBOR at 0.00% Floor +
4.75%), 6.78%, 04/22/30 .... 172 184,893
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.27%, 02/24/31
(a)(c)
.. 151 160,421
345,314
Finland — 0.0%
(c)
Citycon Treasury BV, 5.38%, 07/08/31 100 106,490
Mehilainen Yhtiot Oy
5.13%, 06/30/32 ............ 468 539,054
(3-mo. EURIBOR at 0.00% Floor +
3.38%), 5.51%, 06/30/32
(b)
... 116 133,841
779,385
France — 0.4%
Afflelou SAS, 6.00%, 07/25/29
(c)
.... 388 455,943
Altice France SA
(c)
5.50%, 10/15/31 ............ 143 157,838
5.63%, 07/15/32 ............ 143 157,677
Bertrand Franchise Finance SAS ,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.78%, 07/18/30
(b)(c)
.... 198 222,244
Betclic Everest Group SAS, 5.13%,
12/10/31
(c)
................ 400 456,941
Clariane SE, 0.88%, 03/06/27
(c)(p)
... 792 538,626
Elior Group SA, 5.63%, 03/15/30
(c)
.. 729 850,449

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
Forvia SE
2.75%, 02/15/27
(c)
........... EUR 298 $ 339,821
6.75%, 09/15/33
(a)
........... USD 425 414,966
FR Bondco SAS, 6.88%, 10/31/32
(c)
. EUR 278 305,857
Goldstory SAS
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.02%, 02/01/30
(a)(b)
.. 729 818,930
6.75%, 02/01/30
(a)
........... 563 636,181
6.75%, 02/01/30
(c)
........... 144 162,718
Iliad SA, 4.25%, 01/09/32
(c)
....... 400 452,738
Lion/Polaris Lux 4 SA
(b)(c)
(3-mo. EURIBOR at 0.00% Floor +
3.63%), 5.64%, 07/01/29 .... 235 271,069
(3-mo. EURIBOR at 0.00% Floor +
3.63%), 5.64%, 07/01/29 .... 385 444,091
Loxam SAS, 6.38%, 05/31/29
(c)
.... 951 1,128,039
Lune Holdings SARL, 5.63%,
11/15/28
(c)
................. 749 18,498
Maya SAS, 5.63%, 10/15/28
(c)
..... 2,076 2,410,156
New Immo Holding SA
(c)
5.88%, 04/17/28 ............ 300 347,396
4.88%, 12/08/28 ............ 700 790,201
Paprec Holding SA, 4.13%, 07/15/30
(c)
792 897,712
RCI Banque SA
(b)(c)
(5-Year EURIBOR ICE Swap Rate
+ 2.75%), 5.50%, 10/09/34 ... 600 702,922
(5-Year EURIBOR ICE Swap Rate
+ 2.20%), 4.75%, 03/24/37 ... 400 447,510
Sabena technics SAS , (Acquired
10/28/22, cost $1,693,479), (3-mo.
EURIBOR + 5.00%), 7.13%,
09/30/29
(b)(d)(j)
.............. 1,713 1,979,395
Seche Environnement SACA, 4.50%,
03/25/30
(c)
................ 105 119,882
Vinci SA, Series ADP, 0.75%,
03/04/31
(c)(p)
............... 500 548,625
16,076,425
Germany — 0.4%
Alstria Office AG
(c)
4.25%, 10/15/29 ............ 300 330,804
5.50%, 03/20/31 ............ 500 572,237
BRANICKS Group AG, 2.25%,
09/22/26
(c)
................ 300 191,152
DEMIRE Deutsche Mittelstand Real
Estate AG, 5.00%, 12/31/27
(c)(q)
.. 1,233 1,302,544
Dynamo Newco II GmbH, 6.25%,
10/15/31
(c)
................ 302 309,576
Envalior Deutschland Gmbh, 12.00%,
(12.00% Cash or 12.00% PIK),
04/01/31
(d)(o)
............... 3,073 2,881,768
Gruenenthal GmbH, 4.63%, 11/15/31
(c)
558 632,048
IHO Verwaltungs GmbH
(c)(o)
8.75%, (8.75% Cash or 9.50% PIK),
05/15/28
(b)
.............. 889 1,051,611
7.00%, (7.00% Cash or 7.75% PIK),
11/15/31 ............... 514 621,141
Mahle GmbH, 6.50%, 05/02/31
(a)
... 1,061 1,240,017
Nidda Healthcare Holding GmbH,
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.23%, 10/15/32
(b)(c)
.... 660 756,789
PrestigeBidCo GmbH
(b)(c)
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.77%, 07/01/29 .... 315 363,636
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.77%, 07/01/29 .... 138 159,307
Security
Par (000)
Par (000) Value
Germany (continued)
Progroup AG
(a)
5.13%, 04/15/29 ............ EUR 360 $ 414,430
5.38%, 04/15/31 ............ 362 409,565
Schaeffler AG
(c)
4.25%, 04/01/28 ............ 200 228,464
5.38%, 04/01/31 ............ 200 233,708
TAG Immobilien AG, 0.63%, 03/11/31
(c)
(p)
...................... 300 356,388
Techem Verwaltungsgesellschaft 675
mbH, 4.63%, 07/15/32
(c)
....... 200 224,503
Tele Columbus AG, 10.00%, (10.00%
Cash or 10.00% PIK), 01/01/29
(b)(c)(o)
—
(r)
1
TUI Cruises GmbH
6.25%, 04/15/29
(a)
........... 716 835,925
5.00%, 05/15/30
(c)
........... 250 281,287
Vonovia SE, Series B, 0.88%,
05/20/32
(c)(p)
............... 200 218,949
ZF Europe Finance BV
(c)
7.00%, 06/12/30 ............ 400 471,620
5.50%, 02/17/32 ............ 300 327,142
ZF North America Capital, Inc.
(a)
6.88%, 04/14/28 ............ USD 150 152,146
7.13%, 04/14/30 ............ 689 679,328
6.75%, 04/23/30 ............ 247 238,943
15,485,029
Greece — 0.0%
(b)(c)
Eurobank SA, (1-Year EURIBOR
ICE Swap Rate + 1.70%), 4.00%,
02/07/36 ................. EUR 601 674,918
National Bank of Greece SA , (5-Year
EURIBOR ICE Swap Rate + 3.15%),
5.88%, 06/28/35 ............ 378 456,932
1,131,850
Hong Kong — 0.0%
HKT Capital No. 6 Ltd., 3.00%,
01/18/32
(c)
................ USD 350 320,505
India — 0.0%
REI Agro Ltd.
(d)(f)(n)(p)
5.50%, 11/13/14
(a)
........... 5,549 1
5.50%, 11/13/14
(c)
........... 2,291 —
ReNew Pvt Ltd., 5.88%, 03/05/27
(c)
.. 200 197,292
Renew Treasury Ifsc Pvt Ltd., 6.50%,
02/02/31
(a)
................ 200 193,937
Vedanta Resources Finance II plc,
10.88%, 09/17/29
(a)
.......... 240 251,280
642,510
Indonesia — 0.0%
Freeport Indonesia PT, 4.76%,
04/14/27
(c)
................ 252 251,466
Minejesa Capital BV, 5.63%, 08/10/37
(a)
200 191,460
442,926
Ireland — 0.1%
Cedacri SpA, (3-mo. EURIBOR at
4.63% Floor + 4.63%), 6.61%,
05/15/28
(b)(c)
............... EUR 225 251,907
eircom Finance DAC, 5.00%,
04/30/31
(c)
................ 594 682,006
Flutter Treasury DAC, 4.00%,
06/04/31
(c)
................ 333 371,508
GGAM Finance Ltd., 6.88%, 04/15/29
(a)
USD 34 34,756
Virgin Media O2 Vendor Financing
Notes V DAC, 7.88%, 03/15/32
(c)
. GBP 196 229,803

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Virgin Media O2 Vendor Financing
Notes VII DAC, 7.50%, 07/15/33
(c)
EUR 495 $ 501,397
2,071,377
Israel — 0.1%
Energean plc, 5.63%, 05/12/31
(c)
... 275 309,251
Teva Pharmaceutical Finance
Netherlands II BV
7.38%, 09/15/29 ............ 50 62,851
7.38%, 09/15/29 ............ 163 204,895
7.88%, 09/15/31 ............ 918 1,230,841
1,807,838
Italy — 0.4%
Agrifarma SpA, 4.50%, 10/31/28
(a)
.. 1,715 1,965,122
Almaviva-The Italian Innovation Co.
SpA, 5.00%, 10/30/30
(c)
....... 377 412,938
Bubbles Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.38%, 09/30/31
(b)
... 420 485,637
6.50%, 09/30/31 ............ 416 480,530
Dolcetto Holdco SpA, 5.63%,
07/14/32
(c)
................ 561 644,083
Duomo Bidco SpA, (3-mo. EURIBOR
at 0.00% Floor + 3.25%), 5.31%,
01/15/32
(b)(c)
............... 474 538,872
Engineering - Ingegneria Informatica -
SpA, 11.13%, 05/15/28
(c)
....... 272 318,823
Fedrigoni SpA, 6.13%, 06/15/31
(c)
... 751 799,713
Fiber Midco SpA, 10.75%, (10.75%
Cash or 10.75% PIK), 06/15/29
(c)(o)
394 317,536
FIS Fabbrica Italiana Sintetici SpA,
(3-mo. EURIBOR + 3.25%), 5.28%,
02/05/31
(b)(c)
............... 171 193,782
Gruppo San Donato SpA, 6.50%,
10/31/31
(c)
................ 315 353,170
IMA Industria Macchine Automatiche
SpA
(b)
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.77%, 04/15/29
(a)
... 709 819,595
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.77%, 04/15/29
(c)
... 332 383,788
Irca SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.90%, 12/15/29
(b)(c)
361 417,923
Italmatch Chemicals SpA , (3-mo.
EURIBOR at 0.00% Floor + 4.13%),
6.15%, 02/05/31
(b)(c)
.......... 354 394,567
Itelyum Regeneration SpA, 5.75%,
04/15/30
(c)
................ 391 445,788
Lottomatica Group SpA
(c)
5.38%, 06/01/30 ............ 218 256,619
4.88%, 01/31/31 ............ 325 378,618
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.26%, 06/01/31
(b)
... 329 380,975
Multiversity SpA
(c)
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.28%, 05/17/31
(b)
... 291 334,941
7.13%, 05/17/31 ............ 319 368,869
Rossini SARL
(c)
(3-mo. EURIBOR at 0.00% Floor +
3.88%), 6.00%, 12/31/29
(b)
... 160 185,370
6.75%, 12/31/29 ............ 343 407,462
Taurus Law 130 Securities SRL,
(Acquired 07/14/23, cost
$1,980,173) , (3-mo. EURIBOR +
3.25%), 5.77%, 08/22/27
(b)(c)(d)(j)
.. 1,786 2,054,488
Security
Par (000)
Par (000) Value
Italy (continued)
TeamSystem SpA
(c)
5.00%, 07/01/31 ............ EUR 136 $ 145,083
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 5.52%, 07/31/31
(b)
... 208 230,537
Telecom Italia Capital SA, 7.72%,
06/04/38 ................. USD 206 229,419
13,944,248
Japan — 0.2%
(c)
Nippon Steel Corp.
(e)(p)
0.00%, 02/14/29 ............ JPY 250,000 1,602,817
0.00%, 02/14/31 ............ 190,000 1,227,119
Nissan Motor Co. Ltd., 5.25%, 07/17/29 EUR 643 735,697
SoftBank Group Corp.
5.38%, 01/08/29 ............ 419 486,180
5.25%, 10/10/29 ............ 288 327,437
5.88%, 07/10/31 ............ 980 1,103,358
5.75%, 07/08/32 ............ 922 1,011,033
6.38%, 07/10/33 ............ 650 720,851
7,214,492
Jersey, Channel Islands — 0.1%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29
(a)
.......... USD 924 695,310
10.38%, 03/31/29
(c)
.......... GBP 608 617,564
Deepocean Ltd., 6.00%, 04/08/31
(c)
.. EUR 215 252,745
1,565,619
Kuwait — 0.0%
EQUATE Petrochemical Co. KSC,
4.25%, 11/03/26
(c)
........... USD 267 264,247
Luxembourg — 0.3%
ADLER Financing SARL, 8.25%,
(8.25 % Cash or 8.25% PIK),
12/31/28
(o)
................ EUR 1,260 1,510,085
Albion Financing 1 SARL, 5.38%,
05/21/30
(c)
................ 333 385,748
Breakwater Energy Holdings SARL,
9.25%, 11/15/30
(a)
........... USD 300 315,055
Currenta Group Holdings SARL
(c)
5.50%, 05/15/30 ............ EUR 167 191,568
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 5.98%, 05/15/32
(b)
... 217 248,386
Garfunkelux Holdco 3 SA, 9.00%,
09/01/28
(c)
................ 1,211 1,406,541
Herens Holdco SARL, 4.75%,
05/15/28
(a)
................ USD 200 168,080
INEOS Finance plc, 7.25%, 03/31/31
(c)
EUR 667 700,782
ION Platform Finance SARL
7.88%, 05/01/29
(a)
........... 928 996,526
6.50%, 09/30/30
(c)
........... 358 342,942
6.88%, 09/30/32
(c)
........... 276 254,483
Kleopatra Finco SARL , (1M EURIBOR
+ 2.00%), 6.00%, 01/30/31
(b)
.... 786 804,783
Luna 1.5 SARL, 10.50%, (10.50% Cash
or 11.25% PIK), 07/01/32
(c)(o)
.... 182 222,987
Luna 2.5 SARL, 5.50%, 07/01/32
(c)
.. 230 261,487
Maxam Prill SARL, 6.00%, 07/15/30
(c)
1,252 1,430,127
Summer BC Holdco B SARL
(c)
5.88%, 02/15/30 ............ 420 417,572
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.23%, 02/15/30
(b)
... 309 310,339
Vivion Investments SARL
(c)
8.25%, (8.25% Cash or 8.25% PIK),
08/31/28
(o)
.............. 67 77,210

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Luxembourg (continued)
8.25%, (8.25% Cash or 8.00% PIK),
02/28/29
(o)
.............. EUR 694 $ 800,031
5.63%, 06/08/30 ............ 906 978,745
11,823,477
Macau — 0.0%
Studio City Finance Ltd., 5.00%,
01/15/29
(c)
................ USD 334 313,082
Malaysia — 0.0%
(c)
CIMB Bank Bhd., 2.13%, 07/20/27 .. 200 194,544
Dua Capital Ltd., 2.78%, 05/11/31 ... 341 312,162
Gohl Capital Ltd., 4.25%, 01/24/27 .. 300 297,105
803,811
Mauritius — 0.3%
(d)
Flourishing Trade & Investment Ltd.,
11.04%, 04/02/28
(a)
.......... 6,305 6,471,303
Resurgent Trade and Investments Ltd.,
9.51%, 12/05/27
(c)
........... 4,400 4,383,720
10,855,023
Netherlands — 0.2%
Boels Topholding BV
6.25%, 02/15/29
(c)
........... EUR 1,317 1,554,892
5.75%, 05/15/30
(a)
........... 196 227,616
Nebius Group NV, 2.63%, 03/15/33
(a)(p)
USD 572 533,161
Sunrise FinCo. I BV, 4.88%, 07/15/31
(a)
1,280 1,218,611
VZ Secured Financing BV
5.00%, 01/15/32
(a)
........... 466 399,453
5.25%, 01/15/33
(c)
........... EUR 928 988,868
VZ Vendor Financing II BV, 2.88%,
01/15/29
(c)
................ 1,318 1,388,240
6,310,841
Peru — 0.0%
(a)
Marcobre SAC, 5.75%, 01/22/36 ... USD 200 193,680
Pluspetrol Camisea SA, 6.24%,
07/03/36 ................. 75 77,719
Volcan Cia Minera SAA, 8.50%,
10/28/32 ................. 138 140,401
411,800
Portugal — 0.0%
EDP SA , (5-Year EURIBOR ICE Swap
Rate + 2.40%), 4.63%, 09/16/54
(b)(c)
EUR 500 574,250
Republic of Turkiye — 0.0%
Turkcell Iletisim Hizmetleri A/S, 7.65%,
01/24/32
(a)
................ USD 200 203,252
Saudi Arabia — 0.0%
Al Rajhi Sukuk Ltd., (6-Year USD
Constant Maturity + 1.59%), 6.25%
(b)
(c)(s)
..................... 292 285,807
Singapore — 0.1%
Continuum Energy Pte. Ltd., 12.85%,
09/11/27
(a)(d)
............... 2,086 2,077,831
Slovenia — 0.0%
United Group BV, 6.50%, 10/31/31
(c)
. EUR 150 170,787
South Africa — 0.0%
Sappi Papier Holding GmbH, 4.50%,
03/15/32
(c)
................ 354 365,089
Stillwater Mining Co., 4.50%, 11/16/29
(a)
USD 200 188,278
553,367
Security
Par (000)
Par (000) Value
Spain — 0.1%
(c)
Arena Luxembourg Finance SARL,
(3-mo. EURIBOR at 0.00% Floor +
2.50%), 4.52%, 05/01/30
(b)
..... EUR 374 $ 431,037
Cellnex Telecom SA, 0.75%, 11/20/31
(p)
400 411,237
Cirsa Finance International SARL
7.88%, 07/31/28 ............ 711 838,843
4.88%, 10/15/31 ............ 166 188,889
(3-mo. EURIBOR + 3.00%), 5.15%,
10/15/32
(b)
.............. 243 279,562
Grifols SA
7.13%, 05/01/30 ............ 269 321,398
7.50%, 05/01/30 ............ 275 328,758
Iberdrola Finanzas SA, Series IBE,
1.50%, 03/27/30
(p)
........... 400 534,307
Kaixo Bondco Telecom SA, 5.13%,
09/30/29 ................. 368 426,419
3,760,450
Sweden — 0.1%
(c)
Heimstaden AB
8.38%, 01/29/30 ............ 311 367,254
7.36%, 01/24/31 ............ 182 205,181
Heimstaden Bostad Treasury BV,
1.38%, 03/03/27 ............ 341 386,731
Intrum Investments & Financing AB,
8.00%, 09/11/27 ............ 812 933,539
Stena International SA, 7.25%,
01/15/31 ................. USD 1,015 1,025,687
Verisure Midholding AB, 5.25%,
02/15/29 ................. EUR 1,190 1,369,515
4,287,907
Switzerland — 0.0%
gategroup Finance Luxembourg SA,
3.00%, 02/28/27
(c)
........... CHF 695 872,375
Ukraine — 0.0%
NAK Naftogaz Ukraine
(o)
7.13%, (7.13% Cash or 7.13% PIK),
07/19/26
(c)
.............. EUR 269 254,572
7.63%, (7.63% Cash or 7.63% PIK),
11/08/28
(a)
.............. USD 251 195,800
VF Ukraine PAT, 9.62%, 02/11/27
(c)(q)
. 236 232,037
682,409
United Arab Emirates — 0.0%
MDGH GMTN RSC Ltd., 4.38%,
11/22/33
(a)
................ 314 296,890
United Kingdom — 0.7%
10x Future Technologies Services
Ltd., (Acquired 12/19/23, cost
$2,123,739), 15.00%, (15.00 % Cash
or 15.00% PIK), 06/19/26
(d)(j)(o)
... GBP 1,663 1,540,636
Amber Finco plc, 6.63%, 07/15/29
(c)
. EUR 240 284,666
Ardonagh Finco Ltd., 6.88%, 02/15/31
(a)
1,971 2,262,465
BCP V Modular Services Finance II plc
6.13%, 11/30/28
(a)
........... GBP 1,509 1,867,235
6.13%, 11/30/28
(c)
........... 358 442,989
BCP V Modular Services Finance plc,
6.75%, 11/30/29
(a)
........... EUR 1,470 1,161,883
Bellis Acquisition Co. plc
8.00%, 07/01/31
(c)
........... 445 484,614
Biffa Group Holdings Ltd.
(c)
5.25%, 06/15/31 ............ 366 409,243
7.38%, 06/15/31 ............ GBP 390 504,069

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Boots Group Finco LP
(c)
5.38%, 08/31/32 ............ EUR 300 $ 344,995
7.38%, 08/31/32 ............ GBP 150 197,174
Bracken MidCo1 plc, 6.75%, (6.75%
Cash or 7.50% PIK), 11/01/27
(c)(o)
. 286 373,638
California Buyer Ltd., 5.63%, 02/15/32
(c)
EUR 390 435,737
CD&R Firefly Bidco plc, 8.63%,
04/30/29
(c)
................ GBP 189 254,318
ContourGlobal Power Holdings SA,
5.00%, 02/28/30
(c)
........... EUR 404 466,940
Deuce Finco plc
(c)
7.00%, 11/20/31 ............ GBP 324 422,295
(3-mo. EURIBOR + 3.50%), 5.65%,
11/20/32
(b)
.............. EUR 420 484,277
Edge Finco plc, 8.13%, 08/15/31
(c)
.. GBP 835 1,140,065
EG Global Finance plc, 12.00%,
11/30/28
(a)
................ USD 852 911,599
Entain plc, 4.88%, 11/30/31
(c)
...... EUR 300 340,380
Froneri Lux FinCo SARL, 4.75%,
08/01/32
(c)
................ 373 407,259
Heathrow Finance plc, 6.63%,
03/01/31
(c)
................ GBP 619 812,559
INEOS Quattro Finance 2 plc
(c)
8.50%, 03/15/29 ............ EUR 739 705,683
6.75%, 04/15/30 ............ 128 113,592
Ithaca Energy North Sea plc, 8.13%,
10/15/29
(a)
................ USD 500 512,698
Mobico Group plc, 4.88%, 09/26/31
(c)
EUR 748 669,289
Motion Finco SARL, 7.38%, 06/15/30
(c)
355 354,345
Ocado Group plc, 11.00%, 06/15/30
(c)
GBP 320 422,302
OEG Finance plc, 7.25%, 09/27/29
(c)
. EUR 971 1,155,983
Pinewood Finco plc, 6.00%, 03/27/30
(a)
GBP 322 415,801
Pinnacle Bidco plc, 10.00%, 10/11/28
(c)
331 454,334
Stonegate Pub Co. Financing plc
(c)
(3-mo. EURIBOR + 6.63%), 8.62%,
07/31/29
(b)
.............. EUR 193 218,220
10.75%, 07/31/29 ........... GBP 616 807,268
Thames Water Utilities Finance plc,
4.00%, 06/19/27
(c)
........... 1,381 1,237,168
Virgin Media Secured Finance plc
(c)
4.25%, 01/15/30 ............ 708 828,066
4.13%, 08/15/30 ............ 796 912,731
Vmed O2 UK Financing I plc
4.50%, 07/15/31
(c)
........... 396 439,273
4.75%, 07/15/31
(a)
........... USD 200 172,073
5.63%, 04/15/32
(c)
........... EUR 290 307,065
Zegona Finance plc
6.75%, 07/15/29
(c)
........... 1,247 1,495,971
26,770,898
United States — 4.2%
Acrisure LLC, 6.75%, 07/01/32
(a)
.... USD 100 96,362
Alexander Funding Trust II, 7.47%,
07/31/28
(a)
................ 635 668,617
Alliant Holdings Intermediate LLC,
5.88%, 11/01/29
(a)
........... 100 96,753
Allied Universal Holdco LLC, 4.88%,
06/01/28
(c)
................ GBP 2,168 2,776,968
AMC Networks, Inc.
4.25%, 02/15/29 ............ USD 1,278 1,076,693
4.25%, 02/15/29
(p)
........... 510 451,987
American Airlines Pass-Through Trust,
Series 2025-1, Class B, 5.65%,
11/11/34 .................. 468 470,047
Arcosa, Inc., 6.88%, 08/15/32
(a)
.... 100 102,464
Security
Par (000)
Par (000) Value
United States (continued)
Ardagh Group SA
9.50%, 12/01/30
(c)
........... USD 1,200 $ 1,258,633
12.00%, (12.00% Cash or 7.50%
PIK), 12/01/30
(c)(o)
......... EUR 2,030 1,858,052
12.00%, (12.00% Cash or 6.50%
PIK), 12/01/30
(a)(b)(o)
........ USD 3,384 2,758,511
Ardagh Metal Packaging Finance USA
LLC, 2.00%, 09/01/28
(c)
........ EUR 399 433,786
Ashton Woods USA LLC, 6.88%,
08/01/33
(a)
................ USD 316 304,856
ATI, Inc., 7.25%, 08/15/30 ........ 116 120,288
Avianca Midco 2 plc, 9.00%, 12/01/28
(c)
57 54,977
Avis Budget Car Rental LLC, 8.38%,
06/15/32
(a)
................ 17 16,907
Bausch + Lomb Corp.
8.38%, 10/01/28
(a)
........... 100 103,250
(3-mo. EURIBOR at 0.00% Floor +
3.88%), 5.89%, 01/15/31
(b)(c)
.. EUR 288 332,893
BCPE Flavor Debt Merger Sub LLC &
BCPE Flavor Issuer, Inc., 9.50%,
07/01/32
(a)
................ USD 212 192,245
Beach Acquisition Bidco LLC, 5.25%,
07/15/32
(c)
................ EUR 409 453,404
Beignet Investor LLC, 6.58%,
05/30/49
(a)
................ USD 7,897 8,119,349
Bracelet Holdings, Inc., 9.25%,
07/02/28
(a)
................ 2,569 2,496,083
Breeze Aviation Group, Inc.
(Acquired 01/26/24, cost
$3,431,607) 20.00%, (20.00%
Cash or 20.00% PIK), 01/30/28
(d)
(j)(o)
................... 3,432 3,423,028
Builders FirstSource, Inc., 6.75%,
05/15/35
(a)
................ 100 99,904
California Resources Corp., 7.00%,
01/15/34
(a)
................ 582 586,750
CCO Holdings LLC
(a)
4.25%, 02/01/31 ............ 100 91,145
4.75%, 02/01/32 ............ 208 188,067
7.00%, 02/01/33 ............ 88 88,242
4.50%, 06/01/33 ............ 73 63,556
Celanese US Holdings LLC, 6.75%,
04/15/33 ................. 100 102,596
Centene Corp., 4.25%, 12/15/27 ... 978 960,704
Chemours Co. (The), 4.63%, 11/15/29
(a)
19 17,817
Cinemark USA, Inc., 7.00%, 08/01/32
(a)
89 91,446
Cipher Compute LLC, 7.13%,
11/15/30
(a)
................ 107 110,855
Citigroup, Inc., 5.92%, 12/11/30
(b)
... 2,156 2,054,056
Civitas Resources, Inc.
(a)
5.00%, 10/15/26 ............ 705 703,851
8.63%, 11/01/30 ............ 575 606,674
Clarios Global LP
6.75%, 05/15/28
(a)
........... 100 100,973
4.75%, 06/15/31
(c)
........... EUR 572 649,159
Clear Channel Outdoor Holdings, Inc.,
7.13%, 02/15/31
(a)
........... USD 97 101,626
Cleveland-Cliffs, Inc., 7.00%,
03/15/32
(a)
................ 32 30,962
Cloud Software Group, Inc.
(a)
6.50%, 03/31/29 ............ 226 220,479
9.00%, 09/30/29 ............ 404 389,728
8.25%, 06/30/32 ............ 379 359,457
Clydesdale Acquisition Holdings, Inc.,
8.75%, 04/15/30
(a)
........... 509 474,935

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Columbus McKinnon Corp., 7.13%,
02/01/33
(a)
................ USD 9 $ 8,996
Community Health Systems, Inc.,
4.75%, 02/15/31
(a)
........... 102 94,036
Core Scientific, Inc., 0.00%, 06/15/31
(a)
(e)(p)
..................... 226 246,905
CoreWeave, Inc., 1.75%, 12/01/31
(a)(p)
260 260,286
Crescent Energy Finance LLC
(a)
7.88%, 04/15/32 ............ 55 56,191
7.38%, 01/15/33 ............ 575 574,856
CSC Holdings LLC
(a)
5.50%, 04/15/27 ............ 1,673 1,451,150
11.25%, 05/15/28 ........... 359 293,355
11.75%, 01/31/29 ........... 784 566,946
Dana Financing Luxembourg SARL,
8.50%, 07/15/31
(c)
........... EUR 626 752,460
Darling Global Finance BV, 4.50%,
07/15/32
(c)
................ 518 595,774
DaVita, Inc., 6.75%, 07/15/33
(a)
.... USD 100 101,715
DirecTV Financing LLC, 8.88%,
02/01/30
(a)
................ 58 57,871
DISH Network Corp., 3.38%, 08/15/26
(p)
411 396,204
EchoStar Corp.
10.75%, 11/30/29 ........... 80 86,420
6.75%, 11/30/30 ............ 180 181,756
Energizer Holdings, Inc., 4.38%,
03/31/29
(a)
................ 55 52,333
Entegris, Inc., 5.95%, 06/15/30
(a)
... 100 100,631
EQT Corp., 7.50%, 06/01/30 ...... 210 228,686
Fertitta Entertainment LLC, 6.75%,
01/15/30
(a)
................ 100 93,405
Figeac Aero North America,
Inc., (Acquired 08/19/25, cost
$1,919,858), 7.79%, 07/23/30
(c)(d)(j)
EUR 1,650 1,871,489
First Citizens BancShares, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%),
6.25%, 03/12/40
(b)
........... USD 2,838 2,775,007
FirstCash, Inc., 5.63%, 01/01/30
(a)
.. 100 99,445
Five Point Operating Co. LP, 8.00%,
10/01/30
(a)
................ 117 116,725
Ford Motor Credit Co. LLC
6.95%, 06/10/26 ............ 876 878,062
4.54%, 08/01/26 ............ 349 348,511
5.13%, 11/05/26 ............ 706 707,459
4.27%, 01/09/27 ............ 702 698,792
Fortrea Holdings, Inc., 7.50%,
07/01/30
(a)
................ 119 112,776
Freedom Mortgage Holdings LLC,
6.88%, 05/01/31
(a)
........... 100 93,491
Frontier Communications Holdings
LLC
(a)
6.75%, 05/01/29 ............ 965 966,207
6.00%, 01/15/30 ............ 170 171,017
8.75%, 05/15/30 ............ 2,184 2,240,972
Frontier Florida LLC, Series E, 6.86%,
02/01/28 ................. 1,880 1,941,908
Frontier North, Inc., Series G, 6.73%,
02/15/28 ................. 1,101 1,138,434
FTAI Aviation Investors LLC, 7.88%,
12/01/30
(a)
................ 100 104,420
Full House Resorts, Inc., 8.25%,
02/15/28
(a)
................ 59 53,690
Gen Digital, Inc., 7.13%, 09/30/30
(a)
. 22 22,213
GoTo Group, Inc.
(a)
5.50%, 05/01/28 ............ 423 118,454
Security
Par (000)
Par (000) Value
United States (continued)
5.50%, 05/01/28 ............ USD 248 $ 194,030
Granite Ridge Resources, Inc., 8.88%,
11/05/29
(a)
................ 5,123 5,004,209
GS Finance Corp.
(b)
5.95%, 01/15/31 ............ 5,710 5,480,121
6.11%, 02/17/31 ............ 2,568 2,494,296
7.35%, 02/17/31 ............ 5,335 5,192,273
Hilton Domestic Operating Co., Inc.,
5.75%, 09/15/33
(a)
........... 100 99,549
Homes By West Bay LLC, 11.00%,
02/06/30
(d)
................ 9,929 9,804,887
HUB International Ltd., 7.25%,
06/15/30
(a)
................ 100 102,440
Infinity Natural Resources LLC, 7.63%,
04/01/31
(a)
................ 348 349,837
ION Platform Finance US, Inc., 5.75%,
05/15/28
(a)
................ 600 569,313
Iron Mountain, Inc.
6.25%, 01/15/33
(a)
........... 68 67,783
4.75%, 01/15/34
(c)
........... EUR 654 703,401
ITT Holdings LLC, 6.50%, 08/01/29
(a)
USD 49 47,645
Jane Street Group, 6.75%, 05/01/33
(a)
34 34,495
JetBlue Airways Corp., 9.88%,
09/20/31
(a)
................ 48 45,363
JetBlue Pass-Through Trust, Series
2019-1, Class AA, 2.75%, 05/15/32 259 229,573
King US Bidco, Inc., (3-mo. EURIBOR
at 0.00% Floor + 3.25%), 5.31%,
12/01/32
(b)(c)
............... EUR 475 546,338
Kronos International, Inc., 9.50%,
03/15/29
(c)
................ 219 217,463
LCM Investments Holdings II LLC,
4.88%, 05/01/29
(a)
........... USD 100 97,311
Lessen LLC, (3-mo. CME Term SOFR
+ 8.50%), 12.76%, 01/05/28
(a)(b)(d)
. 5,070 3,808,391
Level 3 Financing, Inc.
(a)
6.88%, 06/30/33 ............ 49 49,898
8.50%, 01/15/36 ............ 650 678,217
LGI Homes, Inc., 7.00%, 11/15/32
(a)
. 928 860,467
Light & Wonder International, Inc.,
7.25%, 11/15/29
(a)
........... 41 41,795
Live Nation Entertainment, Inc., 4.75%,
10/15/27
(a)
................ 39 38,758
Mauser Packaging Solutions Holding
Co., 9.25%, 04/15/30
(a)
........ 23 21,371
Medline Borrower LP, 3.88%,
04/01/29
(a)
................ 100 96,736
MGM Resorts International, 6.50%,
04/15/32 ................. 88 88,726
MKS, Inc., 4.25%, 02/15/34
(c)
...... EUR 1,036 1,144,063
Molina Healthcare, Inc., 6.25%,
01/15/33
(a)
................ USD 100 96,959
MPT Operating Partnership LP, 7.00%,
02/15/32
(c)
................ EUR 421 478,883
NCL Finance Ltd., 6.13%, 03/15/28
(a)
USD 100 100,859
NCR Atleos Corp., 9.50%, 04/01/29
(a)
1,010 1,081,147
NCR Voyix Corp., 5.13%, 04/15/29
(a)
. 100 95,646
New Generation Gas Gathering LLC,
10.34%, 09/30/29
(a)(d)
......... 4,370 4,397,803
Newell Brands, Inc., 6.63%, 05/15/32 100 95,698
Nissan Motor Acceptance Co. LLC,
6.13%, 09/30/30
(a)
........... 100 96,104
Northern Oil & Gas, Inc., 7.88%,
10/15/33
(a)
................ 291 301,084
Novelis Corp., 3.88%, 08/15/31
(a)
... 13 11,578
NRG Energy, Inc., 5.75%, 01/15/34
(a)
32 31,566

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Oak-Eagle AcquireCo, Inc.
6.25%, 07/01/33
(c)
........... EUR 1,172 $ 1,383,655
7.25%, 07/01/33
(a)
........... USD 47 48,697
Olympus Water US Holding Corp.,
6.13%, 02/15/33
(c)
........... EUR 531 589,947
OneMain Finance Corp., 7.13%,
11/15/31 .................. USD 125 123,850
Owens-Brockway Glass Container, Inc.,
6.63%, 05/13/27
(a)
........... 45 45,093
Panther Escrow Issuer LLC, 7.13%,
06/01/31
(a)
................ 56 56,188
Paramount Global, (3-mo. SOFR +
4.16%), 6.25%, 02/28/57
(b)
..... 100 67,000
PennyMac Financial Services, Inc.,
6.88%, 05/15/32
(a)
........... 100 96,499
Permian Resources Operating LLC
(a)
8.00%, 04/15/27 ............ 487 487,415
5.88%, 07/01/29 ............ 100 100,114
Perrigo Finance Unlimited Co., 5.38%,
09/30/32 ................. EUR 258 278,659
Pioneer Midco LLC, 10.50%, (10.50%
Cash or 11.63% PIK), 11/18/30
(a)(b)(d)
(o)
...................... USD 4,523 4,517,365
Pitney Bowes, Inc., 6.88%, 03/15/27
(a)
1,268 1,266,326
PRA Group Europe Holding II SARL,
6.25%, 09/30/32
(c)
........... EUR 200 218,640
Quikrete Holdings, Inc., 6.38%,
03/01/32
(a)
................ USD 18 18,252
Resort Communities LoanCo. LP,
12.00%, 11/21/28
(a)(d)
......... 7,035 6,925,250
RingCentral, Inc., 8.50%, 08/15/30
(a)
. 2,082 2,178,145
Rocket Cos., Inc., 7.13%, 02/01/32
(a)
. 62 63,905
Sabre Financial Borrower LLC, 11.13%,
06/15/29
(a)
................ 790 808,425
Sabre GLBL, Inc.
(a)
10.75%, 11/15/29 ........... 510 435,665
10.75%, 03/15/30 ........... 619 520,267
Schneider Electric SE, 1.25%,
09/23/33
(c)(p)
............... EUR 1,100 1,263,181
Seagate Data Storage Technology Pte.
Ltd.
(a)
8.25%, 12/15/29 ............ USD 1,466 1,539,576
5.88%, 07/15/30 ............ 195 198,206
8.50%, 07/15/31 ............ 781 818,836
9.63%, 12/01/32 ............ 1,235 1,372,589
Select Medical Corp., 6.25%,
12/01/32
(a)
................ 362 345,021
Service Properties Trust
0.00%, 09/30/27
(a)(e)
.......... 961 874,313
8.88%, 06/15/32 ............ 2,278 2,257,813
Shift4 Payments LLC, 5.50%,
05/15/33
(c)
................ EUR 1,267 1,380,631
Sirius XM Radio LLC, 5.00%,
08/01/27
(a)
................ USD 84 83,883
Six Flags Entertainment Corp.
5.25%, 07/15/29 ............ 35 33,478
8.63%, 01/15/32
(a)
........... 205 205,331
SM Energy Co., 6.75%, 08/01/29
(a)
.. 175 177,651
Solaris Energy Infrastructure, Inc.
(p)
4.75%, 05/01/30
(a)
........... 1,223 2,902,179
0.25%, 10/01/31 ............ 3,700 4,620,375
Sonder Holdings, Inc., 7.00%, (7.00%
Cash or 7.00 % PIK), 12/10/27
(d)(f)(n)(o)
5,729 —
Spirit Airlines Pass-Through Trust
Series 2015-1,Class A, 4.10%,
04/01/28
(f)(n)
............. 37 36,186
Security
Par (000)
Par (000) Value
United States (continued)
Series 2017-1,Class AA, 3.38%,
02/15/30 ............... USD 420 $ 392,494
Series 2017-1A,Class A, 3.65%,
02/15/30
(f)(n)
............. 1,100 1,004,978
Standard Building Solutions, Inc.,
6.50%, 08/15/32
(a)
........... 100 100,052
Starz Capital Holdings 1, Inc., 6.00%,
04/15/30
(a)(q)
............... 4,657 4,272,797
Starz Capital Holdings LLC, 5.50%,
04/15/29
(a)
................ 276 224,940
Stem, Inc., 0.50%, 12/01/28
(a)(p)
.... 166 67,966
STL Holding Co. LLC, 8.75%,
02/15/29
(a)
................ 336 347,133
Sunoco LP, 5.63%, 03/15/31
(a)
..... 62 61,716
SV RNO Property Owner 1 LLC,
5.88%, 03/01/31
(a)
........... 11 10,873
Talen Energy Supply LLC, 8.63%,
06/01/30
(a)
................ 755 792,053
Tallgrass Energy Partners LP, 6.00%,
09/01/31
(a)
................ 67 66,117
Tenet Healthcare Corp., 4.63%,
06/15/28 ................. 98 97,123
Texas Capital Bancshares, Inc.
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.15%), 4.00%, 05/06/31 .... 1,875 1,871,901
(1-day SOFR + 1.94%), 5.30%,
02/27/32 ............... 1,078 1,062,859
TransDigm, Inc.
(a)
6.38%, 03/01/29 ............ 12 12,224
6.38%, 05/31/33 ............ 100 99,467
Transocean International Ltd., 8.25%,
05/15/29
(a)
................ 355 366,805
United Airlines Pass-Through Trust,
Series 2019-2, Class A, 2.90%,
05/01/28 ................. 173 165,374
United Rentals North America, Inc.,
4.00%, 07/15/30 ............ 100 94,987
United Wholesale Mortgage LLC,
5.50%, 04/15/29
(a)
........... 100 93,599
Univision Communications, Inc., 8.50%,
07/31/31
(a)
................ 100 100,488
USA Compression Partners LP, 6.25%,
10/01/33
(a)
................ 20 19,937
Venture Global LNG, Inc.
(a)
8.13%, 06/01/28 ............ 105 107,386
7.00%, 01/15/30 ............ 404 412,505
8.38%, 06/01/31 ............ 100 103,998
Venture Global Plaquemines LNG LLC,
6.50%, 06/15/34
(a)
........... 100 104,095
Versant Media Group, Inc., 7.25%,
01/30/31
(a)
................ 28 28,655
Viking Cruises Ltd., 7.00%, 02/15/29
(a)
82 82,151
Vistra Operations Co. LLC, 5.63%,
02/15/27
(a)
................ 2,339 2,338,998
VoltaGrid LLC, 7.38%, 11/01/30
(a)
... 948 979,103
Warnermedia Holdings, Inc.
3.76%, 03/15/27 ............ 2,283 2,255,010
4.28%, 03/15/32 ............ 68 60,180
Weekley Homes LLC, 4.88%,
09/15/28
(a)
................ 17 16,462
Windstream Services LLC, 7.50%,
10/15/33
(a)
................ 184 191,296
Wolfspeed, Inc.
2.50%, 06/15/31
(a)(p)
.......... 13 18,542
2.50%, 06/15/31
(p)
........... 9 12,836

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
7.00%, 06/15/31 ............ USD 32 $ 25,106
Xerox Corp.
(a)
10.25%, 10/15/30 ........... 2,017 1,512,750
13.50%, 04/15/31 ........... 275 135,438
159,363,259
Total Corporate Bonds — 8.6%
(Cost: $371,677,000) ............................. 327,050,329
Fixed Rate Loan Interests
France — 0.0%
Atos SE, 1st Lien Term Loan,
9.00%
,
 12/17/29 ............ EUR 1,315 1,544,950
United States — 0.1%
Aspen Owner LLC, 1st Lien Term Loan,
7.27%
,
 02/09/27
(d)
........... USD 4,200 4,224,940
Total Fixed Rate Loan Interests — 0.1%
(Cost: $5,635,957) .............................. 5,769,890
Floating Rate Loan Interests
Canada — 0.1%
(b)
Bausch + Lomb Corp., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
7.42%
,
 01/15/31 ............ 1,076 1,077,236
Clarios Global LP, 1st Lien Term Loan,
(1-mo. EURIBOR at 0.00% Floor +
3.25%), 5.14%
,
 01/28/32 ...... EUR 1,500 1,727,447
2,804,683
Finland — 0.0%
Mehilainen Yhtiot Oy, Facility 1st
Lien Term Loan B7, (3-mo.
EURIBOR at 0.00% Floor + 3.40%),
5.53%
,
 08/05/31
(b)
........... 1,498 1,728,668
France — 0.2%
(b)
Argent Bidco SAS, 1st Lien Term Loan
B, 11/12/32
(t)
............... 1,000 1,152,960
Betclic Everest Group, Facility 1st Lien
Term Loan B2, 12/09/31
(t)
...... 1,345 1,527,415
Hestiafloor 2 SASU, Facility 1st Lien
Term Loan B5, (3-mo. EURIBOR
at 0.00% Floor + 3.00%),
5.13%
,
 02/27/30 ............ 1,176 1,342,364
Kersia International SAS, 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.63%
,
 12/23/30 . 1,000 1,142,269
Talbot Participation SAS, 1st Lien Term
Loan B2, (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.13%
,
 07/07/32 . 1,680 1,931,206
ZF Invest, 1st Lien Term Loan B,
07/12/33
(t)
................. 1,000 1,147,620
8,243,834
Security
Par (000)
Par (000) Value
Germany — 0.2%
(b)
AVIV Group GmbH, 1st Lien Term Loan
B, (6-mo. EURIBOR at 0.00% Floor
+ 4.00%), 6.10%
,
 04/23/32 ..... EUR 251 $ 273,474
Nidda Healthcare Holding GmbH,
1st Lien Term Loan B4, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.52%
,
 12/10/32 ............ 2,879 3,317,066
Node AcquiCo GmbH, 1st Lien Term
Loan B1, (1-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.46%
,
 12/08/32 . 1,000 1,149,516
Rain Carbon, Inc., 1st Lien Term Loan,
(3-mo. EURIBOR at 0.00% Floor +
5.00%), 7.11%
,
 10/31/28 ....... 1,000 1,134,906
Sgb-Smit Midco GmbH, 1st Lien Term
Loan B, 03/10/33
(t)
........... 1,000 1,156,809
TK Elevator Midco GmbH, 1st Lien
Term Loan B1, (6-mo. EURIBOR
at 0.00% Floor + 3.00%),
5.15%
,
 04/30/30 ............ 1,000 1,147,008
8,178,779
Ireland — 0.0%
Applegreen Ltd., Facility 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 4.50%), 6.53%
,
 01/26/32
(b)
1,424 1,648,870
Jersey, Channel Islands — 0.1%
Vita Global Finco Ltd., 1st Lien Term
Loan B
(b)(d)(o)
(6-mo. EURIBOR at 0.00% Floor +
0.00%), 10.05% (10.05% Cash or
10.17% PIK), 07/06/27 ...... 2,392 2,111,944
(Daily SONIA at 0.00% Floor +
8.00%), 11.73% (11.73% Cash or
11.97% PIK), 07/06/27 ...... GBP 1,490 1,444,511
3,556,455
Luxembourg — 0.5%
(b)
AI Sirona Luxembourg Acquisition
SARL, Facility 1st Lien Term Loan
B3, (1-mo. EURIBOR at 0.00% Floor
+ 4.00%), 5.89%
,
 09/29/28 ..... EUR 2,000 2,296,096
Albion Financing 3 SARL, 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.03%
,
 05/21/31 . 1,000 1,151,631
Althea Acquisition Bidco SARL, 1st Lien
Term Loan B, (EUR0012M at 0.00%
Floor + 3.25%), 5.37%
,
 01/20/33 . 1,232 1,412,039
Cobham Ultra SeniorCo SARL, Facility
1st Lien Term Loan B, 08/06/29
(t)
. 1,000 1,150,799
Froneri International Ltd., 1st Lien Term
Loan, (6-mo. EURIBOR at 0.00%
Floor + 2.75%), 4.90%
,
 09/30/31 . 1,000 1,133,796
Froneri International Ltd., Facility
1st Lien Term Loan B5, (6-mo.
EURIBOR at 0.00% Floor + 2.75%),
4.90%
,
 09/30/32 ............ 2,035 2,311,919
Garfunkelux Holdco 3 SA, 1st Lien
Term Loan B, (12-mo. CME Term
SOFR at 0.00% Floor + 0.00%),
6.88%
,
 06/01/32 ............ 2,435 2,715,988
NJJ Continental SA, Facility 1st Lien
Term Loan B3, (3-mo. EURIBOR
at 0.00% Floor + 2.50%),
4.61%
,
 01/26/32 ............ 1,362 1,567,879

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Speed Midco 3 SARL, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 2.75%),
4.85%
,
 10/07/32 ............ EUR 1,100 $ 1,229,427
Syntegon Topco GmbH, 1st Lien Term
Loan B, 12/29/32
(t)
........... 1,000 1,147,620
Tackle SARL, Facility 1st Lien Term
Loan B2, (1-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.14%
,
 05/22/28 . 1,839 2,120,667
Traviata III SARL, 1st Lien Term Loan,
(1-mo. EURIBOR at 0.00% Floor +
8.00%), 9.96% 01/22/33
(d)
...... 2,196 2,097,040
20,334,901
Netherlands — 0.5%
(b)
Accell Group Holdings BV, 1st Lien
Term Loan, (3-mo. EURIBOR +
7.00%), 9.07%
,
 02/09/28
(d)
..... 1,000 347,564
Median BV, 1st Lien Term Loan B3,
(3-mo. EURIBOR at 0.00% Floor +
5.25%), 7.39%
,
 10/14/30 ...... 1,964 2,230,654
Nobian Finance BV, 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.52%
,
 07/01/30 . 2,526 2,740,869
Pegasus Bidco BV, 1st Lien Term Loan,
(3-mo. EURIBOR at 0.00% Floor +
3.00%), 5.00%
,
 07/12/29 ...... 2,000 2,309,018
Ziggo BV, Facility 1st Lien Term Loan
H, (1-mo. EURIBOR at 0.00% Floor
+ 3.00%), 4.94%
,
 01/31/29 ..... 9,179 10,239,438
17,867,543
New Zealand — 0.1%
FNZ NZ Finco Ltd., 1st Lien Term Loan,
(Daily SONIA at 0.00% Floor +
6.00%), 6.00%
,
 11/05/31
(b)
..... GBP 2,000 2,144,232
Norway — 0.0%
Sector Alarm Holding A/S, Facility
1st Lien Term Loan B4, (3-mo.
EURIBOR at 0.00% Floor + 3.00%),
5.01%
,
 06/14/32
(b)
........... EUR 1,017 1,164,606
Spain — 0.1%
(b)
Aernnova Aerospace SAU, Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.03%
,
 02/27/30 ............ 1,606 1,793,069
Areas Worldwide SA, Facility 1st
Lien Term Loan B5, (6-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.64%
,
 12/31/29 ............ 1,617 1,832,682
Dycom Industries, Inc., 1st Lien Term
Loan B, 02/18/33
(t)
........... 1,000 1,150,232
4,775,983
Sweden — 0.1%
(b)
IGT Holding IV AB, Facility 1st Lien
Term Loan B4, (3-mo. EURIBOR
at 0.00% Floor + 3.25%),
5.38%
,
 08/29/31 ............ 1,667 1,885,789
Quimper AB, Facility 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 4.99%
,
 03/29/30 . 1,017 1,156,995
Security
Par (000)
Par (000) Value
Sweden (continued)
Verisure Holding AB, 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 2.25%), 4.28%
,
 10/25/32 . EUR 1,700 $ 1,957,243
5,000,027
United Kingdom — 0.7%
(b)
Allwyn International AG, Facility
1st Lien Term Loan B, (1-mo.
EURIBOR at 0.00% Floor + 3.00%),
4.89%
,
 03/22/32 ............ 1,000 1,138,801
Bellis Acquisition Co. plc, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.08%
,
 05/12/31 ............ 1,647 1,689,816
Boots Group Bidco Ltd. (The), 1st Lien
Term Loan, (Daily SONIA at 0.00%
Floor + 4.50%), 8.23%
,
 08/30/32 . GBP 2,319 3,062,404
CD&R Firefly Bidco plc, Facility
1st Lien Term Loan B10, (Daily
SONIA at 0.00% Floor + 4.75%),
4.75%
,
 04/30/29 ............ 2,781 3,667,119
EG Finco Ltd., 1st Lien Term Loan,
(EUR0012M at 0.00% Floor +
3.50%), 5.75%
,
 02/10/31 ...... EUR 1,000 1,139,691
INEOS Finance plc, 1st Lien Term
Loan, (1-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.39%
,
 06/23/31 . 2,000 2,048,744
INEOS Quattro Holdings UK Ltd.,
Facility 1st Lien Term Loan B, (1-mo.
EURIBOR at 0.00% Floor + 4.50%),
6.39%
,
 04/03/29 ............ 1,940 1,705,223
International Entertainment JJCo 3
Ltd., 1st Lien Term Loan B, (Daily
SONIA at 0.00% Floor + 4.50%),
4.50%
,
 04/19/32 ............ GBP 2,059 2,700,071
Market Bidco Ltd., Facility 1st Lien Term
Loan B3, (3-mo. EURIBOR at 0.00%
Floor + 4.50%), 6.51%
,
 11/04/30 . EUR 689 773,425
Masorange Holdco Ltd., Facility
1st Lien Term Loan B5, (6-mo.
EURIBOR at 0.00% Floor + 2.25%),
4.38%
,
 03/25/31 ............ 1,839 2,119,332
Modulaire Group Holdings Ltd., Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 4.43%),
6.55%
,
 07/10/31 ............ 1,000 1,042,669
OCS Group Holding Ltd., Facility
1st Lien Term Loan B5, (Daily
SONIA at 0.00% Floor + 5.25%),
5.25%
,
 11/28/31 ............ GBP 1,905 2,500,343
Zegona Holdco Ltd., Facility 1st Lien
Term Loan B3, (6-mo. EURIBOR
at 0.00% Floor + 2.25%),
4.39%
,
 07/16/29 ............ EUR 831 958,174
24,545,812
United States — 1.5%
(b)
Allied Universal Holdco LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
6.92%
,
 08/20/32 ............ USD 677 676,164
Alorica, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 1.00%
Floor + 6.88%), 10.55%
,
 12/21/27
(d)
2,465 2,403,728

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Altar Bidco, Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 9.11%
,
 02/01/30 . USD 3,621 $ 3,395,083
Amentum Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
5.67%
,
 09/29/31 ............ 1,153 1,151,793
Argento LLC, 1st Lien Term Loan A,
02/24/33
(t)
................. 1,580 1,516,800
Avaya, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 1.00% Floor +
7.50%), 11.17%
,
 08/01/28 ...... 8 7,399
Caesars Entertainment, Inc., 1st Lien
Term Loan B1, (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
5.92%
,
 02/06/31 ............ 2,139 2,071,969
Cloud Software Group, Inc., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
6.92%
,
 08/16/32 ............ 804 732,791
Clydesdale Acquisition Holdings,
Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor +
3.18%), 6.84%
,
 04/13/29 ...... 1,375 1,308,775
ConnectWise LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 7.46%
,
 09/29/28 . 971 894,355
CPV Fairview LLC, 1st Lien Term
Loan B, (3-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.20%
,
 08/14/31 ............ 1,050 1,044,387
Crescent Midstream Operating LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
7.41%
,
 02/11/33 ............ 2,431 2,436,056
CSC Holdings LLC, 1st Lien Term Loan
B5, (US Prime Rate at 0.00% Floor
+ 1.50%), 8.25%
,
 04/15/27 ..... 472 415,321
Digital Room Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 5.25%),
9.02%
,
 12/21/28 ............ 784 755,889
DirecTV Financing LLC, 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 5.50%),
9.17%
,
 02/17/31 ............ 1,551 1,550,723
ECL Entertainment LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.67%
,
 08/30/30 ............ 2,722 2,701,393
Fertitta Entertainment LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
6.92%
,
 01/29/29 ............ 1,543 1,511,152
Galaxy Universal LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 6.25%),
10.05%
,
 05/16/28
(d)
.......... 4,666 4,356,721
Gategroup Finance LUX SA, Facility
1st Lien Term Loan B2, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.50% - 5.57%
,
 06/10/32 ...... EUR 1,124 1,290,934
Security
Par (000)
Par (000) Value
United States (continued)
GoTo Group, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.57%
,
 04/30/28 . USD 405 $ 228,056
Hunterstown Generation LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.67%
,
 11/06/31 ............ 875 874,976
Hydrofarm Holdings Group, Inc., 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
9.17%
,
 10/25/28
(d)
........... 557 278,537
Icon Parent I, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.44%
,
 11/13/31 . 3,190 3,055,262
ION Platform Finance SARL, 1st
Lien Term Loan, (3-mo. EURIBOR
at 0.00% Floor + 4.00%),
6.13%
,
 10/07/32 ............ EUR 1,265 1,167,007
ITG Communications LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
8.45%
,
 07/09/31
(d)
........... USD 2,186 2,076,938
J&J Ventures Gaming LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
7.17%
,
 04/26/30 ............ 881 869,135
Jack Ohio Finance LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
7.67%
,
 01/28/32 ............ 365 359,830
Maverick Gaming LLC, 1st Lien Term
Loan, (US Prime Rate at 1.00%
Floor + 7.50%), 15.25%
,
 06/05/28
(d)(f)
(n)
...................... 753 29,511
McAfee Corp., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.67%
,
 03/01/29 . 1,855 1,650,784
Oakeagle Acquireco, Inc., 1st Lien Term
Loan B2, 03/24/33
(t)
.......... EUR 1,000 1,143,899
OH Partners LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.42%
,
 11/12/32
(d)
USD 847 848,747
Peninsula Pacific Entertainment LLC,
Facility 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor +
4.75%), 8.45%
,
 10/01/32 ...... 2,438 2,426,142
ProAmpac PG Borrower LLC, 1st Lien
Term Loan, (3-mo. EURIBOR at
0.00% Floor + 4.00%), 6.06% -
6.23%
,
 03/07/33 ............ EUR 1,000 1,137,067
Project Aurora US Finco, Inc., Facility
1st Lien Term Loan B1, (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.38%
,
 12/06/32 ............ 1,200 1,380,959
Redstone Buyer LLC, 1st Lien Term
Loan B1, 8.00%
,
 12/31/30 ...... USD 420 139,935
Redstone HoldCo 2 LP, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 5.50%),
9.17%
,
 12/31/30 ............ 1,508 555,607
Redstone HoldCo 2 LP, 1st Lien
Term Loan A1, (3-mo. CME Term
SOFR at 0.00% Floor + 5.50%),
9.17%
,
 12/31/30 ............ 812 708,985

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Redstone HoldCo 2 LP, 1st Lien
Term Loan A2, (3-mo. CME Term
SOFR at 0.00% Floor + 5.25%),
8.92%
,
 12/31/30 ............ USD 338 $ 253,216
Runitonetime LLC, 1st Lien Term
Loan
(d)
(1-mo. CME Term SOFR at 1.00%
Floor + 1.00%), 4.77%, 04/16/26 22 21,797
(1-mo. CME Term SOFR at 1.00%
Floor + 1.00%), 4.67%, 05/06/26 452 446,325
(1-mo. CME Term SOFR at 2.00%
Floor + 12.50%), 16.17%,
05/06/26 ............... 264 263,197
Tenaska Pennsylvania Partners LLC,
1st Lien Term Loan B, (1-day
SOFR at 0.00% Floor + 2.25%),
5.90%
,
 02/18/33
(d)
........... 675 671,625
TransDigm, Inc., 1st Lien Term Loan J,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.17%
,
 02/28/31 . 590 589,435
Vaco Holdings LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.60% Floor + 5.00%),
8.85%
,
 01/22/29 ............ 390 252,653
VeriFone Systems, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 5.25%),
9.18%
,
 08/18/28 ............ 2,043 1,914,973
West Deptford Energy Holdings LLC,
1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor +
4.00%), 7.67%
,
 07/26/32 ...... 871 865,969
Xerox Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.00%; 6-mo. CME Term
SOFR at 0.00% Floor + 4.00% at
0.50% Floor + 0.00%), 7.63% -
7.73%
,
 11/19/29 ............ 893 562,304
54,994,304
Total Floating Rate Loan Interests — 4.1%
(Cost: $161,696,633) ............................. 156,988,697
Foreign Agency Obligations
Chile — 0.0%
Corp. Nacional del Cobre de Chile,
6.44%, 01/26/36
(c)
........... 201 211,537
Colombia — 0.0%
Ecopetrol SA, 8.88%, 01/13/33 ..... 154 162,547
France — 0.1%
Electricite de France SA
(b)(c)(s)
(5-Year EUR Swap Annual +
3.97%), 3.38% ........... EUR 200 217,390
(5-Year EURIBOR ICE Swap Rate
+ 3.28%), 5.63% .......... 200 236,391
453,781
Hungary — 0.0%
Magyar Export-Import Bank Zrt., 6.00%,
05/16/29
(c)
................ 200 242,372
Security
Par (000)
Par (000) Value
Kazakhstan — 0.0%
Development Bank of Kazakhstan JSC,
13.49%, 05/23/28
(a)
.......... KZT 114,000 $ 223,558
Mexico — 0.0%
Petroleos Mexicanos
8.75%, 06/02/29 ............ USD 249 262,122
5.95%, 01/28/31 ............ 187 178,856
440,978
Morocco — 0.0%
OCP SA, 7.50%, 05/02/54
(a)
....... 298 312,398
Peru — 0.0%
Corp. Financiera de Desarrollo SA,
5.50%, 05/06/30
(a)
........... 200 203,055
Total Foreign Agency Obligations — 0.1%
(Cost: $2,118,070) .............................. 2,250,226
Foreign Government Obligations
Angola — 0.0%
Republic of Angola, 8.75%, 04/14/32
(a)
230 223,215
Argentina — 0.0%
Argentine Republic (The)
0.00%, 12/15/27
(e)
........... ARS 98,407 165,601
0.75%, 07/09/30
(q)
........... USD 152 127,309
292,910
Bahrain — 0.0%
Kingdom of Bahrain, 5.45%, 09/16/32
(c)
341 306,516
Barbados — 0.0%
Barbados Government Bond, 8.00%,
06/26/35
(a)
................ 275 280,775
Benin — 0.0%
Benin Government Bond, 7.96%,
02/13/38
(a)
................ 237 231,863
Brazil — 0.1%
Federative Republic of Brazil
10.00%, 01/01/27 ........... BRL 22 4,048,716
6.63%, 03/15/35 ............ USD 266 272,118
4,320,834
Canada — 0.2%
Canadian Government Bond, 2.75%,
03/01/30 ................. CAD 11,126 7,917,208
Chile — 0.0%
Republic of Chile
3.75%, 01/14/32 ............ EUR 139 159,158
4.34%, 03/07/42 ............ USD 220 192,940
352,098
Colombia — 0.2%
Republic of Colombia
5.75%, 11/03/27 ............ COP 10,007,100 2,417,398
7.75%, 09/18/30 ............ 8,132,000 1,772,266
7.00%, 06/30/32 ............ 729,500 144,961
7.75%, 11/07/36 ............ USD 284 290,546
6.50%, 11/26/38 ............ EUR 119 130,687
7.25%, 10/26/50 ............ COP 1,179,400 186,606
Titulos de Tesoreria, 12.50%, 02/27/30 1,447,500 374,198
5,316,662

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Costa Rica — 0.0%
Republic of Costa Rica, 7.30%,
11/13/54
(a)
................ USD 229 $ 248,465
Czech Republic — 0.1%
Czech Republic
4.50%, 11/11/32 ............ CZK 27,020 1,259,025
4.00%, 04/04/44 ............ 8,270 334,137
1,593,162
Dominican Republic — 0.0%
Dominican Republic Government
Bond
(a)
4.50%, 01/30/30 ............ USD 230 218,500
7.05%, 02/03/31 ............ 150 155,100
10.75%, 06/01/36 ........... DOP 42,000 727,327
6.95%, 03/15/37 ............ USD 154 156,615
1,257,542
Egypt — 0.1%
Arab Republic of Egypt
24.46%, 10/01/27 ........... EGP 9,331 167,912
24.14%, 12/03/27 ........... 1,142 20,477
21.38%, 02/04/28 ........... 12,673 222,786
23.44%, 07/01/28 ........... 10,413 185,300
5.63%, 04/16/30
(c)
........... EUR 199 214,845
9.45%, 02/04/33
(a)
........... USD 200 209,262
8.50%, 01/31/47
(a)
........... 268 230,983
7.50%, 02/16/61
(a)
........... 303 230,401
1,481,966
France — 0.1%
French Republic, 3.20%, 05/25/35
(a)(c)
EUR 1,983 2,209,369
Gabon — 0.0%
Gabon Government Bond, 9.50%,
02/18/29
(c)
................ USD 327 305,944
Guatemala — 0.0%
Republic of Guatemala
(a)
7.05%, 10/04/32 ............ 200 214,000
6.60%, 06/13/36 ............ 225 235,508
449,508
Hungary — 0.0%
Hungary Government Bond
5.25%, 06/16/29
(a)
........... 200 200,395
7.00%, 10/24/35 ............ HUF 293,700 871,518
5.50%, 03/26/36
(a)
........... USD 200 194,500
1,266,413
Indonesia — 0.1%
Republic of Indonesia
7.00%, 05/15/27 ............ IDR 27,831,000 1,656,890
6.50%, 07/15/30 ............ 11,841,000 694,425
4.65%, 09/20/32 ............ USD 200 196,000
3.88%, 01/15/33 ............ EUR 142 159,515
2,706,830
Ireland — 0.5%
Republic of Ireland, 2.60%, 10/18/34
(c)
15,753 17,511,658
Italy — 0.2%
Buoni Poliennali del Tesoro, 2.95%,
07/01/30
(c)
................ 6,524 7,472,899
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
5.88%, 10/17/31
(c)
........... 148 166,875
Security
Par (000)
Par (000) Value
Ivory Coast (continued)
8.08%, 04/01/36
(a)
........... USD 200 $ 203,217
370,092
Japan — 0.0%
Japan Government Bond, 3.20%,
09/20/55 ................. JPY 166,100 958,012
Jordan — 0.0%
Hashemite Kingdom of Jordan, 5.85%,
07/07/30
(c)
................ USD 200 196,250
Kenya — 0.0%
Republic of Kenya, 9.75%, 02/16/31
(a)
241 247,254
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond,
7.75%, 06/03/30
(a)
........... 200 199,408
Latvia — 0.0%
Latvia Government Bond, 5.13%,
07/30/34
(a)
................ 280 280,350
Mexico — 0.2%
Eagle Funding Luxco SARL, 5.50%,
08/17/30
(a)
................ 420 421,050
Mex Bonos Desarr Fix Rt
7.00%, 09/03/26 ............ MXN 643 3,591,369
8.50%, 03/01/29 ............ 246 1,372,641
7.75%, 11/13/42 ............ 374 1,730,856
United Mexican States
6.13%, 02/09/38 ............ USD 200 195,400
5.13%, 03/19/38 ............ EUR 105 117,147
5.38%, 05/16/40 ............ 100 111,323
7.38%, 05/13/55 ............ USD 602 632,100
8,171,886
Montenegro — 0.0%
Republic of Montenegro, 2.88%,
12/16/27
(c)
................ EUR 179 201,660
Morocco — 0.0%
Kingdom of Morocco
(a)
5.95%, 03/08/28 ............ USD 239 242,991
4.75%, 04/02/35 ............ EUR 271 308,224
551,215
Nigeria — 0.0%
Federal Republic of Nigeria
(a)
10.38%, 12/09/34 ........... USD 200 228,800
9.13%, 01/13/46 ............ 200 208,600
437,400
North Macedonia — 0.0%
Republic of North Macedonia, 6.96%,
03/13/27
(c)
................ EUR 196 229,847
Oman — 0.0%
Oman Government Bond, 6.75%,
01/17/48
(c)
................ USD 300 312,830
Panama — 0.0%
Republic of Panama, 6.40%, 02/14/35 212 220,056
Paraguay — 0.0%
Republic of Paraguay
2.74%, 01/29/33
(c)
........... 200 175,800
8.50%, 04/04/38
(a)
........... PYG 2,765,000 419,935
595,735

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Peru — 0.0%
Republic of Peru
2.78%, 01/23/31 ............ USD 93 $ 84,907
1.86%, 12/01/32 ............ 149 122,776
7.60%, 08/12/39
(a)
........... PEN 874 260,007
7.60%, 08/12/39
(c)
........... 812 241,563
709,253
Philippines — 0.1%
Republic of Philippines
6.38%, 07/27/30 ............ PHP 66,920 1,092,447
6.00%, 08/20/30 ............ 113,615 1,826,320
6.38%, 04/28/35 ............ 110,410 1,756,719
5.93%, 02/23/36 ............ 20,000 306,112
4,981,598
Poland — 0.2%
Republic of Poland
5.75%, 04/25/29 ............ PLN 7,023 1,937,663
4.75%, 07/25/29 ............ 3,978 1,061,818
5.00%, 10/25/34 ............ 4,524 1,159,611
5.00%, 10/25/35 ............ 5,795 1,461,746
5.50%, 04/04/53 ............ USD 154 141,597
5,762,435
Republic of Turkiye — 0.0%
Republic of Turkiye (The)
31.08%, 11/08/28 ........... TRY 10,321 207,152
30.00%, 09/12/29 ........... 6,046 117,238
7.13%, 02/12/32 ............ USD 298 298,447
27.70%, 09/27/34 ........... TRY 12,078 240,797
863,634
Romania — 0.0%
Romania Government Bond
5.25%, 11/25/27
(a)
........... USD 124 123,905
2.12%, 07/16/31
(c)
........... EUR 151 149,791
4.63%, 03/04/33
(a)
........... 169 182,275
6.25%, 09/10/34
(a)
........... 284 332,365
6.75%, 07/11/39
(a)
........... 115 132,442
6.50%, 10/07/45
(a)
........... 149 164,523
1,085,301
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia, 5.00%,
01/18/53
(a)
................ USD 230 194,233
Serbia — 0.0%
Republic of Serbia
6.50%, 09/26/33
(c)
........... 200 208,442
6.00%, 06/12/34
(a)
........... 221 221,000
429,442
South Africa — 0.3%
Republic of South Africa
8.00%, 01/31/30 ............ ZAR 81,607 4,769,533
7.00%, 02/28/31 ............ 61,106 3,383,616
7.10%, 11/19/36
(a)
........... USD 200 204,926
8.50%, 01/31/37 ............ ZAR 31,688 1,749,325
5.00%, 10/12/46 ............ USD 201 144,218
5.75%, 09/30/49 ............ 548 424,700
7.95%, 11/19/54
(a)
........... 220 217,415
10,893,733
Spain — 0.4%
Bonos y Obligaciones del Estado
2.70%, 01/31/30 ............ EUR 7,282 8,361,407
2.60%, 05/31/31 ............ 3,358 3,806,947
Security
Par (000)
Par (000) Value
Spain (continued)
3.15%, 04/30/35
(a)(c)
.......... EUR 2,019 $ 2,285,431
14,453,785
Suriname — 0.0%
Suriname Government International
Bond, 8.50%, 11/06/35
(a)
....... USD 200 206,800
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago, 6.50%,
01/28/36
(a)
................ 273 270,270
Ukraine — 0.0%
Ukraine Government Bond
(a)(q)
4.50%, 02/01/29 ............ 87 61,178
0.00%, 02/01/30 ............ 8 4,646
0.00%, 02/01/34 ............ 30 12,666
4.50%, 02/01/34 ............ 58 30,939
0.00%, 02/01/35 ............ 25 11,508
0.00%, 02/01/36 ............ 21 9,569
130,506
United Arab Emirates — 0.0%
United Arab Emirates Government
Bond, 3.90%, 09/09/50
(c)
....... 210 144,207
United Kingdom — 0.5%
U.K. Treasury Bonds, 4.38%,
03/07/30
(c)
................ GBP 12,666 16,734,373
Uruguay — 0.0%
Oriental Republic of Uruguay
9.75%, 07/20/33 ............ UYU 8,525 232,279
8.00%, 10/29/35 ............ 12,006 298,931
5.25%, 09/10/60 ............ USD 141 127,691
658,901
Uzbekistan — 0.0%
Republic of Uzbekistan
(a)
5.38%, 05/29/27 ............ EUR 206 239,597
7.85%, 10/12/28 ............ USD 224 233,661
473,258
Total Foreign Government Obligations — 3.3%
(Cost: $125,875,943) ............................. 126,709,561
Shares
Shares
Grantor Trust
SPDR Gold Shares
(k) (l)
.......... 95,709 41,182,626
Total Grantor Trust — 1.1%
(Cost: $43,785,614) .............................. 41,182,626
Investment Companies
iShares Broad USD High Yield
Corporate Bond ETF
(g)(i)
....... 130,551 4,809,499
iShares China Large-Cap ETF
(g)(i)
... 263,225 9,449,778
iShares Core S&P Small-Cap ETF
(g)(i)
19,759 2,456,241
iShares MSCI Brazil ETF
(g)(i)
....... 59,131 2,270,039
iShares Russell 2000 ETF
(i)
....... 34,600 8,580,800
SPDR Blackstone Senior Loan ETF
(g)
52,573 2,110,280
SPDR S&P Homebuilders ETF
(g)
... 19,652 1,940,045
SPDR S&P Regional Banking ETF
(g)
. 40,386 2,631,148

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
VanEck Semiconductor ETF
(g)
..... 8,805 $ 3,375,837
Total Investment Companies — 1.0%
(Cost: $36,998,610) .............................. 37,623,667
Par (000)
Pa r (000)
Municipal Bonds
(a)
Arizona - 0.0%
Maricopa County Industrial
Development Authority , Series 2024,
RB , 7.38% , 10/01/29 ......... USD 875 922,457
Texas - 0.1%
Port of Beaumont Navigation
District , Series 2024B, RB ,
10.00% , 07/01/26 ........... 1,250 1,251,063
Total Municipal Bonds — 0.1%
(Cost: $2,125,000) .............................. 2,173,520
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.5%
Ireland — 0.0%
Elmwood European CLO 1, 0.00%,
04/16/40
(b)(c)
............... EUR 700 809,095
United States — 0.5%
J.P. Morgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2A,
2.50%, 12/25/51 .......... USD 3,425 2,851,043
Series 2021-INV7, Class A3A,
2.50%, 02/25/52 .......... 4,506 4,060,577
Series 2021-INV7, Class A4A,
2.50%, 02/25/52 .......... 2,344 1,608,996
MCM Trust
(d)
  0.00%, 09/25/31
(e)
.......... 2,678 2,060,527
  2.50%, 09/25/31 ........... 3,747 3,600,706
TVC DSCR, Series 2021-1, Class A,
2.38%, 02/01/51
(a)(d)
.......... 2,544 2,401,280
TVC DSCR Trust, Series 2021-1,
2.38%, 03/25/28
(d)
........... 1,654 1,259,452
17,842,581
Commercial Mortgage-Backed Securities — 1.3%
Cayman Islands — 0.0%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
F, (1-mo. CME Term SOFR at 3.37%
Floor + 3.37%), 7.04%, 12/15/34
(a)(b)
926 916,736
United States — 1.3%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class D, 4.14%,
08/10/35
(a)(b)
............... 1,182 1,069,710
1301 Trust, Series 2025-1301, Class A,
5.06%, 08/11/42
(a)(b)
.......... 820 821,945
Arbor Multifamily Mortgage Securities
Trust, Series 2020-MF1, Class E,
1.75%, 05/15/53
(a)
........... 428 351,218
Atrium Hotel Portfolio Trust, Series
2025-ATRM, Class A, (1-mo. CME
Term SOFR at 1.65% Floor +
1.65%), 5.32%, 08/15/42
(a)(b)
.... 415 415,326
BAHA Trust, Series 2024-MAR, Class
C, 7.01%, 12/10/41
(a)(b)
........ 1,320 1,357,753
Security
Par (000)
Par (000) Value
United States (continued)
BAMLL Trust, Series 2025-ASHF,
Class E, (1-mo. CME Term SOFR
at 5.25% Floor + 5.25%), 8.92%,
02/15/42
(a)(b)
............... USD 1,952 $ 1,946,017
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class M6, (1-mo.
CME Term SOFR at 0.00% Floor
and 10.80% Cap + 1.16%),
4.84%, 11/25/35 .......... 70 80,194
Series 2006-3A, Class M1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.62%), 4.30%, 10/25/36 ... 58 56,027
BFLD Commercial Mortgage Trust,
Series 2025-5MW, Class E, 7.91%,
10/10/42
(a)(b)
............... 1,396 1,421,320
BHMS Commercial Mortgage Trust,
Series 2025-ATLS, Class A, (1-mo.
CME Term SOFR at 1.85% Floor +
1.85%), 5.52%, 08/15/42
(a)(b)
.... 330 330,212
BMP, Series 2024-MF23, Class E,
(1-mo. CME Term SOFR at 3.39%
Floor + 3.39%), 7.06%, 06/15/41
(a)(b)
602 599,743
BWAY Mortgage Trust, Series 2013-
1515, Class D, 3.63%, 03/10/33
(a)
. 1,000 893,912
BX Commercial Mortgage Trust
(a)(b)
Series 2024-GPA3, Class B, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.31%, 12/15/39 ... 2,006 2,005,792
Series 2024-KING, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.21%, 05/15/34 ... 770 769,865
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.06%, 03/15/41 ... 931 932,054
BX Trust
(a)(b)
Series 2019-OC11, Class E, 3.94%,
12/09/41 ............... 3,052 2,820,572
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.11%, 04/15/41 ... 1,168 1,168,221
Series 2024-VLT4, Class E, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 6.56%, 06/15/41 ... 658 645,700
Series 2024-VLT4, Class F, (1-mo.
CME Term SOFR at 3.94% Floor
+ 3.94%), 7.61%, 06/15/41 ... 1,645 1,627,930
Series 2025-ROIC, Class E, (1-mo.
CME Term SOFR at 2.94% Floor
+ 2.94%), 6.61%, 03/15/30 ... 1,127 1,123,071
CFSP Mortgage Trust, Series 2024-
AHP1, Class A, 6.50%, 04/15/37 . 1,254 1,199,783
CONE Trust, Series 2024-DFW1,
Class E, (1-mo. CME Term SOFR
at 3.89% Floor + 3.89%), 7.56%,
08/15/41
(a)(b)
............... 760 753,041
CSAIL Commercial Mortgage Trust,
Series 2016-C5, Class C, 4.40%,
11/15/48
(b)
................ 20 19,642
CSMC Trust
(a)(b)
Series 2020-FACT, Class E, (1-mo.
CME Term SOFR at 4.86% Floor
+ 5.48%), 9.15%, 10/15/37 ... 238 215,985
Series 2022-LION, Class A, (1-mo.
CME Term SOFR at 3.59% Floor
+ 3.44%), 7.11%, 02/15/27
(d)
.. 2,798 2,785,555

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
DBGS, Series 2024-SBL, Class A,
(1-mo. CME Term SOFR at 1.88%
Floor + 1.88%), 5.56%, 08/15/34
(a)(b)
USD 230 $ 229,712
ELM Trust, Series 2024-ELM, Class
E10, 7.27%, 06/10/39
(a)(b)
...... 1,467 1,468,508
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-ROSS, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 5.09%, 05/15/26 ... 381 362,739
Series 2025-800D, Class A, (1-mo.
CME Term SOFR at 2.65% Floor
+ 2.65%), 6.33%, 11/25/41 ... 1,819 1,817,082
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 1,202 1,094,483
HILT Commercial Mortgage Trust
(a)(b)
Series 2024-ORL, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.21%, 05/15/37 ... 1,317 1,316,177
Series 2024-ORL, Class D, (1-mo.
CME Term SOFR at 3.19% Floor
+ 3.19%), 6.86%, 05/15/37 ... 1,451 1,450,093
Hudson Yards Mortgage Trust, Series
2016-10HY, Class E, 2.98%,
08/10/38
(a)(b)
............... 315 310,608
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2018-WPT, Class DFL, (1-
mo. CME Term SOFR at 2.25%
Floor + 2.49%), 6.16%, 07/05/33 438 223,443
Series 2022-OPO, Class C, 3.45%,
01/05/39 ............... 700 567,000
JW Commercial Mortgage Trust, Series
2024-MRCO, Class D, (1-mo.
CME Term SOFR at 3.19% Floor +
3.19%), 6.86%, 06/15/39
(a)(b)
.... 540 538,650
KSL Commercial Mortgage Trust,
Series 2024-HT2, Class A, (1-mo.
CME Term SOFR at 1.54% Floor +
1.54%), 5.21%, 12/15/39
(a)(b)
.... 881 878,864
LoanCore 2025 Issuer LLC, Series
2025-CRE8, Class A, (1-mo. CME
Term SOFR at 1.39% Floor +
1.39%), 5.06%, 08/17/42
(a)(b)
.... 1,320 1,317,531
MCR Mortgage Trust, Series 2024-
TWA, Class E, 8.73%, 06/12/39
(a)
. 508 509,533
MHC Commercial Mortgage Trust
(a)(b)
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.10% Floor
+ 2.22%), 5.89%, 04/15/38 ... 35 34,792
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.60% Floor
+ 2.72%), 6.39%, 04/15/38 ... 233 233,186
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class G, (1-mo.
CME Term SOFR at 2.75% Floor +
2.86%), 6.54%, 07/15/38
(a)(b)
.... 870 869,143
Morgan Stanley Capital I Trust,
Series 2018-MP, Class A, 4.28%,
07/11/40
(a)(b)
............... 552 510,284
ONNI Commerical Mortgage Trust,
Series 2024-APT, Class A, 5.20%,
07/15/39
(a)(b)
............... 660 667,962
Security
Par (000)
Par (000) Value
United States (continued)
PKHL Commercial Mortgage Trust,
Series 2021-MF, Class F, (1-mo.
CME Term SOFR at 3.35% Floor +
3.46%), 7.14%, 07/15/38
(a)(b)
.... USD 204 $ 55,908
PRM5 Trust, Series 2025-PRM5, Class
D, 5.25%, 03/10/33
(a)(b)
........ 1,400 1,388,347
SCG Commercial Mortgage Trust,
Series 2025-DLFN, Class E, (1-mo.
CME Term SOFR at 2.95% Floor +
2.95%), 6.62%, 03/15/35
(a)(b)
.... 820 820,909
SREIT Trust, Series 2021-MFP2, Class
F, (1-mo. CME Term SOFR at 2.62%
Floor + 2.73%), 6.41%, 11/15/36
(a)(b)
524 523,918
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 321 302,660
VEGAS, Series 2024-GCS, Class C,
6.22%, 07/10/36
(a)(b)
.......... 1,570 1,586,336
VEGAS Trust, Series 2024-GCS, Class
D, 6.22%, 07/10/36
(a)(b)
........ 1,770 1,761,019
VNDO Trust, Series 2016-350P, Class
D, 3.90%, 01/10/35
(a)(b)
........ 583 581,910
Wells Fargo Commercial Mortgage
Trust
(a)(b)
Series 2018-1745, Class A, 3.75%,
06/15/36 ............... 375 353,401
Series 2024-1CHI, Class A, 4.95%,
07/15/35 ............... 669 671,851
47,856,637
Interest Only Commercial Mortgage-Backed Securities — 0.0%
United States — 0.0%
(b)
Benchmark Mortgage Trust, Series
2021-B23, Class XA, 1.25%,
02/15/54 ................. 13,907 598,233
GS Mortgage Securities Trust, Series
2020-GSA2, Class XA, 1.65%,
12/12/53
(a)
................ 1,391 80,425
Wells Fargo Commercial Mortgage
Trust
Series 2020-C58, Class XA, 1.79%,
07/15/53 ............... 7,683 471,483
Series 2021-C59, Class XA, 1.48%,
04/15/54 ............... 6,242 332,460
1,482,601
Total Non-Agency Mortgage-Backed Securities — 1.8%
(Cost: $73,124,632) .............................. 68,907,650
Preferred Securities
Capital Trusts — 0.9%
France — 0.0%
(b)(s)
Air France-KLM , (5-Year EURIBOR ICE
Swap Rate + 3.58%), 5.75%
(c)
... EUR 300 337,386
BNP Paribas SA , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.20%), 4.63%
(a)
..... USD 216 212,688
Electricite de France SA
(5-Year EURIBOR ICE Swap Rate +
2.07%), 4.38%
(c)
.......... EUR 300 336,119
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.78%),
7.38%
(c)
................ GBP 400 533,046

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
RCI Banque SA , (5-Year EURIBOR ICE
Swap Rate + 3.84%), 6.13%
(c)
... EUR 200 $ 226,598
Unibail-Rodamco-Westfield SE , (5-Year
EURIBOR ICE Swap Rate + 2.43%),
4.75%
(c)
.................. 600 686,020
Veolia Environnement SA , (5-Year
EURIBOR ICE Swap Rate + 1.84%),
4.32%
(c)
.................. 300 336,352
2,668,209
Germany — 0.3%
Aroundtown Finance SARL
(b)(s)
(5-Year EURIBOR ICE Swap Rate +
3.04%), 5.13%
(c)
.......... 375 390,988
(5-Year EURIBOR ICE Swap Rate +
3.43%), 5.25%
(c)
.......... 1,901 1,999,439
Bayer AG , (5-Year EUR Swap Annual +
4.46%), 5.38%, 03/25/82
(b)(c)
.... 700 805,143
Commerzbank AG
(b)(s)
(5-Year EUR Swap Annual +
4.39%), 4.25%
(c)
.......... 400 455,301
(5-Year EURIBOR ICE Swap Rate +
5.13%), 7.88%
(c)
.......... 200 250,735
Deutsche Bank AG
(b)(s)
(5-Year EURIBOR ICE Swap Rate +
4.55%), 4.50%
(c)
.......... 200 227,998
(5-Year EURIBOR ICE Swap Rate +
4.75%), 4.63%
(c)
.......... 1,800 2,011,492
(5-Year EURIBOR ICE Swap Rate +
4.04%), 6.75%
(c)
.......... 800 911,966
(5-Year EURIBOR ICE Swap Rate +
4.60%), 7.13%
(c)
.......... 400 470,183
Deutsche Lufthansa AG
(5-Year EURIBOR ICE Swap Rate +
2.86%), 5.25%, 01/15/55
(b)(c)
.. 900 1,018,508
Volkswagen International Finance
NV
(b)(s)
(5-Year EURIBOR ICE Swap Rate +
3.17%), 5.49%
(c)
.......... 100 115,359
(EUAMDB08 + 3.49%), 5.99%
(c)
.. 300 346,583
Wintershall Dea Finance 2 BV , (5-Year
EURIBOR ICE Swap Rate + 3.94%),
6.12%
(b)(c)(s)
................ 670 782,601
9,786,296
Greece — 0.0%
National Bank of Greece SA , (5-Year
EURIBOR ICE Swap Rate + 3.32%),
5.80%
(b)(c)(s)
................ 275 303,325
Ireland — 0.0%
AIB Group plc , (5-Year EURIBOR ICE
Swap Rate + 3.71%), 6.00%
(b)(c)(s)
. 500 575,356
Italy — 0.0%
(b)(c)(s)
A2A SpA , (5-Year EURIBOR ICE Swap
Rate + 2.26%), 5.00% ........ 284 331,159
BPER Banca SpA , (5-Year EURIBOR
ICE Swap Rate + 4.35%), 6.50% . 400 464,351
Enel SpA , (5-Year EURIBOR ICE Swap
Rate + 1.82%), 4.50% ........ 341 373,285
Eni SpA , (5-Year EUR Swap Annual +
2.40%), 4.88% ............. 390 446,615
Intesa Sanpaolo SpA , (5-Year EUR
Swap Annual + 5.85%), 5.50% ... 250 289,190
Security
Par (000)
Par (000) Value
Italy (continued)
Prysmian SpA , (5-Year EURIBOR ICE
Swap Rate + 3.01%), 5.25% .... EUR 300 $ 352,056
2,256,656
Japan — 0.0%
(b)(s)
Nomura Holdings, Inc. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.08%), 7.00% USD 239 240,616
Rakuten Group, Inc. , (5-Year EUR
Swap Annual + 4.74%), 4.25%
(c)
.. EUR 499 559,243
799,859
Luxembourg — 0.0%
Vivion Investments SARL , (5-Year
EURIBOR ICE Swap Rate + 6.16%),
8.13%
(b)(c)(s)
................ 600 580,370
Mexico — 0.0%
Cemex SAB de CV , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.52%), 7.20%
(a)
(b)(s)
..................... USD 200 203,024
Netherlands — 0.1%
(b)(s)
ING Groep NV
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.86%), 3.88% ........... 600 577,814
(USISSO05 + 4.08%), 7.25%
(c)
... 550 561,674
NN Group NV , (5-Year EURIBOR ICE
Swap Rate + 3.45%), 5.75%
(c)
... EUR 425 477,890
1,617,378
Spain — 0.2%
(b)(s)
Banco Bilbao Vizcaya Argentaria SA
(5-Year EUR Swap Annual +
4.27%), 6.88%
(c)
.......... 600 725,176
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.25%), 7.75% ........... USD 209 214,063
(5-Year EURIBOR ICE Swap Rate +
5.54%), 8.38%
(c)
.......... EUR 400 493,548
Bankinter SA , (5-Year EURIBOR ICE
Swap Rate + 4.71%), 7.38%
(c)
... 200 243,464
CaixaBank SA , (5-Year EURIBOR ICE
Swap Rate + 3.94%), 6.25%
(c)
... 200 235,193
Telefonica Emisiones SA
(5-Year EURIBOR ICE Swap Rate +
1.84%), 4.38%
(c)
.......... 400 446,573
(EUAMDB08 + 2.13%), 4.88%
(c)
.. 600 658,762
3,016,779
Sweden — 0.0%
Heimstaden Bostad AB , (5-Year
EURIBOR ICE Swap Rate + 2.53%),
5.00%
(b)(c)(s)
................ 375 403,456
Switzerland — 0.0%
UBS Group AG , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.40%), 4.88%
(a)(b)(s)
... USD 225 222,169
United Kingdom — 0.1%
(b)
Barclays plc , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.41%), 4.38%
(s)
..... 216 204,813
British Telecommunications plc , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.49%),
4.88%, 11/23/81
(a)
........... 723 689,201

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Centrica plc , (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.51%), 6.50%, 05/21/55
(c)
..... GBP 728 $ 965,990
Lloyds Banking Group plc , (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.44%), 7.50%
(s)
..... 200 263,076
Nationwide Building Society
(s)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.63%),
5.75%
(c)
................ 344 451,891
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.85%),
7.50%
(c)
................ 664 880,187
NatWest Group plc , (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.29%), 7.50%
(s)
..... 350 460,469
Vodafone Group plc
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.77%), 4.13%, 06/04/81 .... USD 141 129,059
(5-Year USD Swap Semi + 4.87%),
7.00%, 04/04/79 .......... 26 26,742
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.84%),
8.00%, 08/30/86
(c)
......... GBP 343 475,027
4,546,455
United States — 0.2%
(b)
Citigroup, Inc.
(s)
Series GG, (5-Year US Treasury
Yield Curve Rate T Note
Constant Maturity + 2.89%),
6.88% ................. USD 122 122,861
Series FF, (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.73%), 6.95% .... 119 119,884
Energy Transfer LP , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 2.48%),
6.75%, 02/15/56 ............ 100 99,455
FMC Corp. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 4.37%), 8.45%, 11/01/55 90 57,947
JPMorgan Chase & Co., Series OO , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.15%),
6.50%
(s)
.................. 110 112,875
Stellantis NV
(s)
(5-Year EURIBOR ICE Swap Rate +
3.77%), 6.25%
(c)
.......... EUR 866 955,409
(5-Year EURIBOR ICE Swap Rate +
4.24%), 6.88%
(c)
.......... 850 926,132
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.08%),
8.25%
(c)
................ GBP 800 1,011,921
Sunoco LP , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 4.23%), 7.88%
(a)(s)
.... USD 636 649,373
Security
Par (000)
Par (000) Value
United States (continued)
Venture Global LNG, Inc. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 5.44%), 9.00%
(a)
(s)
...................... USD 789 $ 785,880
4,841,737
Total Capital Trusts — 0.9%
(Cost: $31,254,695) .............................. 31,821,069
Shares
Shares
Preferred Stocks — 3.0%
Brazil — 0.3%
Banco Bradesco SA (Preference) ... 667,646 2,472,166
Neon Payments Ltd.
(d)(f)
.......... 10,763 4,579,119
Petroleo Brasileiro SA - Petrobras
(Preference) ............... 345,985 3,244,872
10,296,157
China — 0.6%
ByteDance Ltd., Series E-1, (Acquired
11/11/20, cost $9,000,423)
(d)(f)(j)
... 82,140 23,740,924
Germany — 0.0%
Volocopter GmbH, (Acquired 03/03/21,
cost $7,547,351)
(d)(f)(j)
......... 1,420 —
India — 0.0%
Think & Learn Pvt Ltd., Series
F, (Acquired 12/11/20, cost
$4,447,311)
(d)(f)(j)
............. 1,380 —
Sweden — 0.0%
Volta Greentech AB, Series C,
(Acquired 02/22/22, cost $804,100)
(d)
(f)(j)
...................... 6,817 —
United Kingdom — 0.0%
10x Future Technologies Services Ltd.,
Series D, (Acquired 12/19/23, cost
$6,197,921)
(d)(f)(j)
............ 163,645 571,825
United States — 2.1%
(d)
Anduril Engineering LLC, Series F
(f)
. 79,095 5,222,643
Breeze Aviation Group, Inc., Series
B, (Acquired 01/26/24, cost
$2,232,275)
(f)(j)
.............. 4,133 508,855
Bright Machines, Inc., Series C
(f)
.... 238,542 50,094
Bright Machines, Inc., Series C-1
(f)
.. 496,892 39,751
CoreWeave, Inc., 10.00%, (10.00%
Cash or 10.00% PIK)
(o)
........ 2,520,000 2,394,000
Databricks, Inc., Series F, (Acquired
10/22/19, cost $3,030,010)
(f)(j)
.... 211,650 34,179,359
Databricks, Inc., Series G, (Acquired
02/01/21, cost $3,419,476)
(f)(j)
.... 57,837 9,340,097
Davidson Homes, Inc., 12.00%,
(12.00% Cash or 12.00% PIK)
(o)
.. 4,221 4,655,003
Dream Finders Homes, Inc.
(Preference), 9.00%
(s)
......... 8,429 8,355,246
EXO Capital Technologies, Inc.,
Series D, (Acquired 08/14/24, cost
$102,780)
(f)(j)
............... 168,405 124,620
JumpCloud, Inc., Series E-1, (Acquired
10/30/20, cost $3,136,443)
(f)(j)
.... 1,719,824 3,147,278
JumpCloud, Inc., Series F, (Acquired
09/03/21, cost $677,436)
(f)(j)
..... 113,119 276,010
Lessen Holdings, Inc., Series B
(f)
... 63,570 1

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Lessen Holdings, Inc., Series BX
(f)
.. 188,594 $ 2
Loadsmart, Inc., Series C, (Acquired
10/05/20, cost $2,878,751)
(f)(j)
.... 336,696 2,161,588
Loadsmart, Inc., Series D, (Acquired
01/27/22, cost $596,540)
(f)(j)
..... 29,827 293,498
Mythic AI, Inc., Series C, (Acquired
01/26/21, cost $1,646,873)
(f)(j)
.... 2,397 —
Noodle, Inc., Series C, (Acquired
08/26/21, cost $2,167,122)
(f)(j)
.... 242,823 2
PsiQuantum Corp., Series D, (Acquired
05/21/21, cost $1,355,632)
(f)(j)
.... 51,690 2,137,382
RapidSOS, Inc., Series C-1
(f)
...... 1,308,937 1,387,473
RSA Security LLC, Class A
(f)
...... 68,795 1
RSA Security LLC, Class B
(f)
...... 206,388 2
SambaNova Systems, Inc., Series
C, (Acquired 02/19/20, cost
$3,134,751)
(f)(j)
.............. 58,878 1,804,611
SambaNova Systems, Inc., Series
D, (Acquired 04/09/21, cost
$1,780,353)
(f)(j)
.............. 18,737 690,833
Snorkel AI, Inc., Series C, (Acquired
06/30/21, cost $839,659)
(f)(j)
..... 55,904 489,160
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$2,149,052)
(f)(j)
.............. 360,289 1,732,990
Ursa Major Technologies, Inc., Series
D, (Acquired 10/14/22, cost
$292,529)
(f)(j)
............... 44,138 218,042
Verge Genomics
(f)
............. 422,744 67,639
Veritas Newco
(f)
............... 9,276 176,241
Veritas Newco, Series G-1
(f)
....... 6,403 121,662
79,574,083
Total Preferred Stocks — 3.0%
(Cost: $88,602,360) .............................. 114,182,989
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII , (3-mo. CME Term
SOFR + 6.63%), 10.30%, 10/30/40
(b)
110,488 3,242,823
Wells Fargo & Co., Series L, 7.50%
(g)(p)
(s)
...................... 1,367 1,578,885
4,821,708
Total Trust Preferreds — 0.1%
(Cost: $4,491,521) .............................. 4,821,708
Total Preferred Securities — 4.0%
(Cost: $124,348,576) ............................. 150,825,766
Rights
United States — 0.0%
Walgreens Boots Alliance, Inc., CVR
(d)
(f)
....................... 61,636 32,667
Total Rights — 0.0%
(Cost: $32,667) ................................ 32,667
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
STACR Trust Variable Rate Notes,
Series 2022-DNA1, Class B1,
(SOFR 30 day Average at 0.00%
Floor + 3.40%), 7.06%, 01/25/42
(a)(b)
USD 482 $ 490,674
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(b)
Series KL06, Class XFX,
1.36% ,  12/25/29 ........ 2,155 90,498
Series KW09, Class X1,
0.76% ,  05/25/29 ........ 13,349 239,915
330,413
Mortgage-Backed Securities — 0.8%
Uniform Mortgage-Backed Securities,
3.50%, 04/25/56
(u)
........... 32,071 29,397,690
Total U.S. Government Sponsored Agency Securities
—
0.8%
(Cost: $30,618,877) .............................. 30,218,777
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(f)
.................. 21,152 42
Israel — 0.0%
Deep Instinct Ltd., (Acquired 09/20/22,
cost $0) (Issued/Exercisable
09/20/22, 1 Share for 1 Warrant,
Expires 09/20/32)
(d)(f)(j)
......... 24,748 247
United Kingdom — 0.0%
10x Future Technologies Services
Ltd., (Acquired 12/19/23, cost $0)
(Issued/Exercisable 12/19/23,
1 Share for 1 Warrant, Expires
11/17/30, Strike Price GBP 0.01)
(d)(f)(j)
197,161 10,439
United States — 0.1%
(f)
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 42,220 2,110
Davidson Homes, Inc. (Issued/
Exercisable 05/16/24, 1 Share for
1 Warrant, Expires 05/16/34, Strike
Price USD 8.47)
(d)
........... 29,296 19,921
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 07/01/26, Strike Price USD
11.50) ................... 38,021 912
Flagstar Financial, Inc., (Acquired
03/11/24, cost $0) (Issued/
Exercisable 03/11/24, 1,000 Shares
for 1 Warrant, Expires 03/11/31,
Strike Price USD 2.50)
(d)(j)
...... 441 1,160,174

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 28,141 $ 152
Insight M, Inc. (Issued/Exercisable
01/31/24, 1 Share for 1 Warrant,
Strike Price USD 0.34)
(d)
....... 1,614,658 16
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50) ................... 28,921 12
Offerpad Solutions, Inc. ( Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 50,071 386
Palladyne AI Corp. (Issued/Exercisable
01/15/21, 1 Share for 1 Warrant,
Expires 06/15/27, Strike Price USD
69.00) ................... 30,984 1,943
Palladyne AI Corp. (Issued/Exercisable
12/21/20, 1 Share for 1 Warrant,
Expires 09/24/26, Strike Price USD
11.50) ................... 59,602 3,737
RapidSOS, Inc. (Issued/Exercisable
12/13/23, 1 Share for 1 Warrant,
Expires 12/13/33, Strike Price USD
0.01)
(d)
................... 725,761 762,049
Sonder Enterprises, Inc. (Issued/
Exercisable 04/11/25, 1 Share for
1 Warrant, Expires 04/11/30, Strike
Price USD 1.00)
(d)
........... 136,707 1
Sonder Enterprises, Inc. (Issued/
Exercisable 12/30/24, 1 Share for
1 Warrant, Expires 12/30/29, Strike
Price USD 0.01)
(d)
........... 13,704 —
Volato Group, Inc., (Acquired 12/03/23,
cost $51,838) (Issued/Exercisable
12/04/23, 1 Share for 1 Warrant,
Expires 12/03/28, Strike Price USD
11.50)
(j)
.................. 51,838 415
1,951,828
Total Warrants — 0.1%
(Cost: $477,775) ................................ 1,962,556
Total Long-Term Investments — 91.3%
(Cost: $3,369,183,049) ........................... 3,454,434,324
Par (000)
Pa r (000)
Short-Term Securities
Foreign Government Obligations — 0.1%
Brazil — 0.1%
Letras do Tesouro Nacional Treasury
Bills
(v)
14.69%, 07/01/26 ........... BRL 5 868,901
12.89%, 10/01/26 ........... 22 4,057,042
4,925,943
Security
Par (000)
Par (000) Value
Egypt — 0.0%
Arab Republic of Egypt Treasury Bills,
22.31%, 06/23/26
(v)
.......... EGP 33,800 $ 588,490
Total Foreign Government Obligations — 0.1%
(Cost: $5,484,903) .............................. 5,514,433
Shares
Shares
Money Market Funds — 7.3%
(i)(w)
BlackRock Cash Funds: Institutional,
SL Agency Shares, 3.77%
(x)
..... 56,071,197 56,082,411
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 3.55% ...... 218,706,808 218,706,808
Total Money Market Funds — 7.3%
(Cost: $ 274,789,219) ............................. 274,789,219
Total Short-Term Securities — 7.4%
(Cost: $280,274,122) ............................. 280,303,652
Total Options Purchased — 0.2%
(Cost: $25,758,636 ) .............................. 9,508,120
Total Investments Before Options Written — 98.9%
(Cost: $3,675,215,807) ........................... 3,744,246,096
Total Options Written — (0.7)%
(Premiums Received — $(27,608,529)) ................ (28,098,153)
Total Investments Net of Options Written — 98.2%
(Cost: $3,647,607,278) ........................... 3,716,147,943
Other Assets Less Liabilities — 1.8% ................... 68,914,994
Net Assets — 100.0% .............................. $ 3,785,062,937

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Zero-coupon bond.
(f)
Non-income producing security.
(g)
All or a portion of this security is on loan.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Affiliate of the Fund.
(j)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $173,890,019, representing 4.59% of its net assets as of period end, and an original cost of $113,678,942.
(k)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(l)
All or a portion of the security is held by a wholly-owned subsidiary.
(m)
Investment does not issue shares.
(n)
Issuer filed for bankruptcy and/or is in default.
(o)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(p)
Convertible security.
(q)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(r)
Rounds to less than 1,000.
(s)
Perpetual security with no stated maturity date.
(t)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(u)
Represents or includes a TBA transaction.
(v)
Rates are discount rates or a range of discount rates as of period end.
(w)
Annualized 7-day yield as of period end.
(x)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Par/Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 61,164,269 $ — $ (5,066,668)
(a)
$ (15,190) $ — $ 56,082,411 56,071,197 $ 63,640
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 180,077,440 38,629,368
(a)
— — — 218,706,808 218,706,808 1,554,903 —
iShares Broad USD High Yield
Corporate Bond ETF .... 4,881,955 — — — (72,456) 4,809,499 130,551 54,537 —
iShares China Large-Cap ETF 10,078,885 — — — (629,107) 9,449,778 263,225 — —
iShares Core S&P Small-Cap
ETF ................ 2,374,636 — — — 81,605 2,456,241 19,759 3,829 —
iShares MSCI Brazil ETF ... 1,878,592 — — — 391,447 2,270,039 59,131 — —
iShares Russell 2000 ETF ... — 8,555,611 — — 25,189 8,580,800 34,600 — —
Quintis Australia Pty. Ltd.,
7.50%, 10/01/26 ....... 1,614,487 — — — 121,086 1,735,573 16,144,865 — —
Quintis Australia Pty. Ltd.,
12.00%, 10/01/28 ...... 1 — — — — 1 14,448,961 — —
Quintis HoldCo Pty. Ltd. .... 51 — — — 2 53 7,642,509 — —
$ (15,190) $ (82,234) $ 304,091,203 $ 1,676,909 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IFSC NIFTY 50 Index ....................................................... 206 04/28/26 $ 9,372 $ (55,729)
Euro-Bobl ............................................................... 752 06/08/26 100,332 (1,502,499)
Euro-BTP ............................................................... 148 06/08/26 19,892 (642,027)
Euro-Bund .............................................................. 282 06/08/26 40,871 (648,199)
Euro-OAT ............................................................... 162 06/08/26 22,224 (567,579)
Euro-Schatz ............................................................. 94 06/08/26 11,490 (97,343)
Short Euro-BTP ........................................................... 70 06/08/26 8,564 (64,059)
KOSPI 200 Index .......................................................... 212 06/11/26 25,926 (2,694,814)
OSE Nikkei 225 Index ....................................................... 215 06/11/26 71,510 (1,820,352)
Australia 10-Year Bond ...................................................... 170 06/15/26 12,639 (127,800)
Australia 3-Year Bond ....................................................... 596 06/15/26 42,624 (228,776)
Japan 10-Year Bond ........................................................ 37 06/15/26 30,380 (363,533)
Russell 2000 E-Mini Index .................................................... 274 06/18/26 34,417 (120,767)
U.S. Treasury Long Bond ..................................................... 243 06/18/26 27,611 (823,795)
U.S. Treasury Ultra Bond ..................................................... 992 06/18/26 115,382 (2,857,858)
EURO STOXX Bank Index .................................................... 723 06/19/26 9,763 (279,056)
Long Gilt ................................................................ 159 06/26/26 18,476 (679,271)
U.S. Treasury 2-Year Note .................................................... 4,072 06/30/26 844,813 (3,318,555)
CBOE Volatility Index ....................................................... 3 10/21/26 74 2,541
CBOE Volatility Index ....................................................... 2 11/18/26 48 451
3-mo. SOFR ............................................................. 219 03/14/28 52,889 (51,923)
3-mo. SOFR ............................................................. 219 03/20/29 52,831 11,093
(16,929,850)
Short Contracts
CBOE Volatility Index ....................................................... 4 04/15/26 100 (13,422)
CBOE Volatility Index ....................................................... 1 05/19/26 24 305
Euro-Buxl ............................................................... 20 06/08/26 2,549 30,459
SGX Nikkei 225 Index ....................................................... 12 06/11/26 2,002 25,753
Nasdaq-100 E-Mini Index ..................................................... 593 06/18/26 283,632 11,410,946
S&P 500 E-Mini Index ....................................................... 237 06/18/26 77,863 246,451
S&P/TSX 60 Index ......................................................... 4 06/18/26 1,097 3,940
U.S. Treasury 10-Year Note ................................................... 2,287 06/18/26 253,821 3,976,963
U.S. Treasury 10-Year Ultra Note ............................................... 3,501 06/18/26 397,145 7,806,268
EURO STOXX 50 Index ..................................................... 121 06/19/26 7,685 106,157
FTSE 100 Index ........................................................... 49 06/19/26 6,641 121,510
U.S. Treasury 5-Year Note .................................................... 4,156 06/30/26 449,562 2,344,420
26,059,750
$ 9,129,900
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 3,087,384 USD 591,000 Barclays Bank plc 04/02/26 $ 5,037
BRL 43,552,944 USD 8,294,330 BNP Paribas SA 04/02/26 113,818
BRL 2,100,879 USD 401,000 Citibank NA 04/02/26 4,587
BRL 5,338,415 USD 1,005,673 Deutsche Bank AG 04/02/26 24,939
BRL 3,927,078 USD 741,000 HSBC Bank plc 04/02/26 17,145
BRL 5,314,083 USD 1,022,667 JPMorgan Chase Bank NA 04/02/26 3,247
USD 6,410,914 BRL 33,202,443 Citibank NA 04/02/26 990
USD 173,094 EUR 147,691 JPMorgan Chase Bank NA 04/16/26 2,268
USD 2,897,224 EUR 2,472,054 Morgan Stanley & Co. International plc 04/16/26 37,930
USD 197,970 EUR 168,872 State Street Bank and Trust Co. 04/16/26 2,645
ARS 348,132,150 USD 224,500 Citibank NA 04/23/26 18,674
CNY 37,778,234 USD 5,489,161 UBS AG 04/24/26 5,411

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
COP 1,991,776,000 USD 536,000 HSBC Bank plc 04/24/26 $ 2,775
COP 3,839,818,286 USD 1,027,376 Morgan Stanley & Co. International plc 04/24/26 11,295
HUF 130,256,650 USD 389,000 Barclays Bank plc 04/24/26 2,051
HUF 764,360,476 USD 2,260,419 Credit Agricole Corporate & Investment Bank SA 04/24/26 34,312
JPY 69,857,487 USD 441,000 Bank of America NA 04/24/26 120
THB 9,651,476 USD 292,000 Morgan Stanley & Co. International plc 04/24/26 1,186
USD 214,219 AUD 306,500 Bank of America NA 04/24/26 2,808
USD 392,550 AUD 569,000 Barclays Bank plc 04/24/26 77
USD 742,000 CAD 1,017,637 JPMorgan Chase Bank NA 04/24/26 9,756
USD 573,799 GBP 429,000 Natwest Markets plc 04/24/26 5,993
ZAR 6,643,109 USD 389,000 Morgan Stanley & Co. International plc 04/24/26 2,910
MXN 7,844,114 USD 432,833 UBS AG 04/27/26 3,908
TRY 70,132,921 USD 1,515,502 Barclays Bank plc 04/27/26 11,087
USD 186,623 CZK 3,850,007 Canadian Imperial Bank of Commerce 04/27/26 5,251
USD 186,478 CZK 3,834,886 Credit Agricole Corporate & Investment Bank SA 04/27/26 5,818
USD 1,521,694 CZK 31,408,952 State Street Bank and Trust Co. 04/27/26 42,034
USD 916,149 HUF 299,759,461 Credit Agricole Corporate & Investment Bank SA 04/27/26 16,431
USD 2,704,463 IDR 45,839,017,630 BNP Paribas SA 04/27/26 4,500
USD 9,753,416 MXN 171,872,381 State Street Bank and Trust Co. 04/27/26 183,987
USD 1,278,397 PEN 4,297,460 Societe Generale SA 04/27/26 45,199
USD 2,298,534 PHP 136,159,193 Citibank NA 04/27/26 54,983
USD 4,031,950 PHP 238,959,590 HSBC Bank plc 04/27/26 94,515
USD 88,216 PLN 326,037 HSBC Bank plc 04/27/26 391
USD 6,418,834 PLN 22,982,884 Natwest Markets plc 04/27/26 227,930
USD 5,302,610 THB 164,640,746 JPMorgan Chase Bank NA 04/27/26 299,935
USD 342,775 UYU 13,124,525 HSBC Bank plc 04/27/26 19,869
USD 648,171 ZAR 10,751,877 HSBC Bank plc 04/28/26 14,069
USD 10,181,054 ZAR 165,957,292 Societe Generale SA 04/28/26 393,562
BRL 31,807,568 USD 6,019,623 BNP Paribas SA 05/05/26 80,828
USD 205,954 EGP 11,296,548 Citibank NA 05/21/26 7,696
INR 435,657,830 USD 4,571,316 Citibank NA 05/27/26 33,103
USD 854,000 INR 80,668,413 Citibank NA 05/27/26 1,425
BRL 86,664,561 EUR 14,093,861 Barclays Bank plc 06/17/26 100,854
EUR 20,276,509 CHF 18,234,036 UBS AG 06/17/26 522,465
EUR 7,910,800 USD 9,147,021 Bank of America NA 06/17/26 28,846
EUR 2,732,210 USD 3,162,912 Canadian Imperial Bank of Commerce 06/17/26 6,223
EUR 8,285,645 USD 9,575,298 HSBC Bank plc 06/17/26 35,358
EUR 12,821,109 USD 14,835,462 Morgan Stanley & Co. International plc 06/17/26 35,953
EUR 2,315,957 USD 2,683,966 State Street Bank and Trust Co. 06/17/26 2,351
EUR 1,645,871 USD 1,900,069 Wells Fargo Bank NA 06/17/26 9,004
JPY 613,552,500 AUD 5,597,522 Morgan Stanley & Co. International plc 06/17/26 33,343
JPY 1,221,000,000 AUD 10,853,382 Natwest Markets plc 06/17/26 263,432
JPY 598,000,000 EUR 3,256,841 BNP Paribas SA 06/17/26 14,701
JPY 1,190,312,039 USD 7,541,305 Morgan Stanley & Co. International plc 06/17/26 7,353
JPY 550,072,230 USD 3,473,503 Societe Generale SA 06/17/26 14,916
NOK 228,349,377 CHF 18,246,902 Morgan Stanley & Co. International plc 06/17/26 554,696
USD 1,389,189 BRL 7,316,400 HSBC Bank plc 06/17/26 568
USD 1,413,557 BRL 7,445,629 Morgan Stanley & Co. International plc 06/17/26 409
USD 8,140,328 CAD 11,006,196 Natwest Markets plc 06/17/26 201,937
USD 11,021,528 CHF 8,487,745 UBS AG 06/17/26 316,865
USD 7,413,790 CNY 50,650,800 JPMorgan Chase Bank NA 06/17/26 20,564
USD 19,942,019 EUR 17,166,918 Bank of America NA 06/17/26 29,829
USD 94,199,607 EUR 80,688,084 BNP Paribas SA 06/17/26 608,170
USD 88,761,509 EUR 76,016,086 JPMorgan Chase Bank NA 06/17/26 589,199
USD 2,989,632 EUR 2,570,956 Wells Fargo Bank NA 06/17/26 7,538
USD 2,467,047 GBP 1,854,301 Canadian Imperial Bank of Commerce 06/17/26 13,261
USD 2,559,582 GBP 1,915,786 HSBC Bank plc 06/17/26 24,434
USD 78,320,184 GBP 58,314,193 JPMorgan Chase Bank NA 06/17/26 1,153,351
USD 1,708,438 GBP 1,272,862 Standard Chartered Bank 06/17/26 24,067
USD 7,787,678 GBP 5,851,150 UBS AG 06/17/26 44,884
USD 40,778,376 HKD 317,700,246 Goldman Sachs International 06/17/26 98,630
USD 8,109,714 IDR 137,011,998,348 Goldman Sachs International 06/17/26 56,697
USD 703,094 INR 65,346,269 JPMorgan Chase Bank NA 06/17/26 14,571

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 4,437,142 JPY 694,298,014 Deutsche Bank AG 06/17/26 $ 34,080
USD 3,028,639 JPY 477,393,743 Morgan Stanley & Co. International plc 06/17/26 1,128
USD 4,859,475 JPY 756,996,098 Societe Generale SA 06/17/26 58,798
USD 26,333,821 JPY 4,123,306,000 Wells Fargo Bank NA 06/17/26 184,858
USD 3,118,711 KRW 4,580,513,048 BNP Paribas SA 06/17/26 67,063
USD 2,660,312 MXN 47,921,530 Citibank NA 06/17/26 4,367
USD 3,403,221 MXN 60,310,956 HSBC Bank plc 06/17/26 60,619
USD 19,605,618 NOK 188,909,814 Morgan Stanley & Co. International plc 06/17/26 108,587
USD 728,884 ZAR 11,944,589 BNP Paribas SA 06/17/26 27,094
INR 37,168,950 USD 389,000 Citibank NA 07/06/26 1,641
NGN 424,780,675 USD 284,372 Citibank NA 07/28/26 9,196
MXN 72,485,000 USD 3,849,321 Morgan Stanley & Co. International plc 08/18/26 146,235
USD 4,067,050 MXN 72,485,000 HSBC Bank plc 08/18/26 71,494
7,466,124
BRL 24,412,089 USD 4,713,623 Citibank NA 04/02/26 (728)
USD 6,019,623 BRL 31,608,619 BNP Paribas SA 04/02/26 (82,604)
USD 2,251,463 BRL 12,585,000 Deutsche Bank AG 04/02/26 (178,145)
USD 1,515,883 BRL 8,418,000 JPMorgan Chase Bank NA 04/02/26 (109,261)
USD 427,000 BRL 2,246,447 Societe Generale SA 04/02/26 (6,690)
EUR 233,431 USD 273,584 Canadian Imperial Bank of Commerce 04/16/26 (3,586)
THB 84,686,448 USD 2,734,011 Barclays Bank plc 04/17/26 (163,054)
THB 26,643,375 USD 859,880 Citibank NA 04/17/26 (51,026)
THB 13,361,368 USD 431,220 JPMorgan Chase Bank NA 04/17/26 (25,588)
EGP 24,188,730 USD 492,141 Societe Generale SA 04/20/26 (57,926)
CHF 350,624 USD 446,000 Natwest Markets plc 04/24/26 (6,371)
CLP 2,215,503,360 USD 2,394,000 UBS AG 04/24/26 (1,066)
CZK 41,547,375 USD 1,966,338 Credit Agricole Corporate & Investment Bank SA 04/24/26 (9,139)
EUR 386,000 HUF 150,862,607 Canadian Imperial Bank of Commerce 04/24/26 (6,261)
EUR 804,386 USD 932,254 Natwest Markets plc 04/24/26 (1,475)
IDR 81,031,667,578 USD 4,787,804 Citibank NA 04/24/26 (14,634)
INR 428,414,580 USD 4,571,316 JPMorgan Chase Bank NA 04/24/26 (16,632)
KRW 659,863,600 USD 440,000 HSBC Bank plc 04/24/26 (1,080)
MXN 79,933,434 USD 4,469,496 Societe Generale SA 04/24/26 (17,880)
MYR 25,658,445 USD 6,548,529 Credit Agricole Corporate & Investment Bank SA 04/24/26 (206,097)
PLN 14,227,628 USD 3,856,519 Canadian Imperial Bank of Commerce 04/24/26 (23,997)
RON 3,838,651 USD 872,227 HSBC Bank plc 04/24/26 (2,998)
THB 172,464,701 USD 5,275,441 HSBC Bank plc 04/24/26 (36,422)
USD 528,000 CLP 492,360,000 Citibank NA 04/24/26 (3,791)
USD 4,571,316 INR 433,177,891 Citibank NA 04/24/26 (34,009)
USD 287,633 MXN 5,193,763 JPMorgan Chase Bank NA 04/24/26 (1,616)
USD 500,368 MXN 9,025,328 Morgan Stanley & Co. International plc 04/24/26 (2,267)
USD 391,000 PEN 1,368,480 Deutsche Bank AG 04/24/26 (1,759)
USD 517,000 PHP 31,531,830 Barclays Bank plc 04/24/26 (2,680)
USD 517,000 THB 17,037,735 Citibank NA 04/24/26 (561)
ZAR 8,870,190 USD 525,000 Citibank NA 04/24/26 (1,704)
ZAR 63,965,713 USD 3,780,987 Natwest Markets plc 04/24/26 (7,336)
IDR 12,618,411,822 USD 744,458 Citibank NA 04/27/26 (1,221)
IDR 6,819,027,209 USD 401,741 Toronto Dominion Bank 04/27/26 (93)
MXN 26,920,211 USD 1,549,087 Morgan Stanley & Co. International plc 04/27/26 (50,236)
MXN 17,050,585 USD 952,563 UBS AG 04/27/26 (3,229)
PEN 3,021,474 USD 899,686 Societe Generale SA 04/27/26 (32,644)
PHP 7,569,227 USD 128,010 Barclays Bank plc 04/27/26 (3,289)
PHP 19,488,497 USD 322,071 Citibank NA 04/27/26 (951)
PHP 13,649,569 USD 225,799 Goldman Sachs International 04/27/26 (889)
PHP 13,650,590 USD 225,947 JPMorgan Chase Bank NA 04/27/26 (1,021)
THB 42,859,900 USD 1,355,507 Barclays Bank plc 04/27/26 (53,192)
USD 1,075,000 CNY 7,422,630 HSBC Bank plc 04/27/26 (4,828)
USD 4,684,907 COP 17,656,243,692 Morgan Stanley & Co. International plc 04/27/26 (86,817)
USD 574,858 IDR 9,813,226,888 Barclays Bank plc 04/27/26 (3,151)
USD 128,063 IDR 2,175,920,838 Morgan Stanley & Co. International plc 04/27/26 (101)
ZAR 10,288,652 USD 615,269 Goldman Sachs International 04/28/26 (8,486)
PEN 2,477,830 USD 741,000 Citibank NA 05/04/26 (30,224)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 8,242,451 BRL 43,552,944 BNP Paribas SA 05/05/26 $ (110,676)
USD 646,000 BRL 3,400,738 Citibank NA 05/05/26 (6,236)
USD 464,466 BRL 2,586,288 JPMorgan Chase Bank NA 06/02/26 (28,173)
AUD 5,457,871 JPY 607,447,500 Morgan Stanley & Co. International plc 06/17/26 (90,869)
AUD 89,324,684 USD 63,634,012 Natwest Markets plc 06/17/26 (2,073,988)
CAD 31,614,383 USD 23,380,998 Barclays Bank plc 06/17/26 (578,630)
CAD 83,224,096 USD 61,546,037 Wells Fargo Bank NA 06/17/26 (1,519,357)
CHF 77,953,483 USD 101,226,458 Barclays Bank plc 06/17/26 (2,912,269)
CNY 525,212,294 USD 76,871,960 HSBC Bank plc 06/17/26 (209,536)
DKK 113,725,781 USD 17,790,557 Morgan Stanley & Co. International plc 06/17/26 (124,574)
DKK 31,362,593 USD 4,906,096 Toronto Dominion Bank 06/17/26 (34,280)
EUR 16,347,655 USD 19,033,968 Canadian Imperial Bank of Commerce 06/17/26 (72,054)
EUR 149,029,723 USD 174,024,273 JPMorgan Chase Bank NA 06/17/26 (1,162,243)
GBP 7,382,226 EUR 8,488,952 JPMorgan Chase Bank NA 06/17/26 (77,618)
GBP 53,120,159 USD 71,333,601 Natwest Markets plc 06/17/26 (1,040,003)
HKD 82,442,827 USD 10,582,449 BNP Paribas SA 06/17/26 (26,104)
HUF 1,668,498,599 USD 4,991,147 HSBC Bank plc 06/17/26 (124)
JPY 4,941,823,353 EUR 27,022,198 Canadian Imperial Bank of Commerce 06/17/26 (3,699)
JPY 33,407,092,515 USD 212,711,409 Barclays Bank plc 06/17/26 (852,080)
JPY 5,293,551,578 USD 33,806,375 Canadian Imperial Bank of Commerce 06/17/26 (236,010)
MXN 290,631,994 EUR 14,042,379 Toronto Dominion Bank 06/17/26 (180,351)
NZD 3,796,841 USD 2,262,323 Credit Agricole Corporate & Investment Bank SA 06/17/26 (74,564)
PLN 28,615,906 USD 7,804,552 HSBC Bank plc 06/17/26 (98,058)
SEK 150,812,332 USD 16,541,756 Deutsche Bank AG 06/17/26 (548,971)
SGD 11,263,938 USD 8,911,994 Citibank NA 06/17/26 (103,798)
TRY 179,547,001 USD 3,734,650 Barclays Bank plc 06/17/26 (28,706)
TWD 616,817,260 USD 19,415,085 UBS AG 06/17/26 (221,913)
USD 8,084,000 BRL 42,885,620 Citibank NA 06/17/26 (55,505)
USD 8,443,000 BRL 44,887,209 UBS AG 06/17/26 (76,397)
USD 9,454,010 EUR 8,184,900 BNP Paribas SA 06/17/26 (39,791)
USD 12,013,497 EUR 10,411,669 Citibank NA 06/17/26 (63,171)
USD 9,293,294 EUR 8,024,791 JPMorgan Chase Bank NA 06/17/26 (14,793)
USD 6,505,895 EUR 5,646,242 Natwest Markets plc 06/17/26 (43,274)
USD 2,660,312 ZAR 45,543,743 Morgan Stanley & Co. International plc 06/17/26 (15,555)
ZAR 182,140,873 EUR 9,522,933 UBS AG 06/17/26 (344,341)
USD 764,887 COP 2,910,323,208 JPMorgan Chase Bank NA 07/07/26 (10,015)
(14,436,481)
$ (6,970,357)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
USD Currency ................ One-Touch HSBC Bank plc 04/09/26 KRW 1,415.00 KRW 1,415.00 USD 119 $ 554
USD Currency ................ One-Touch Standard Chartered Bank 05/11/26 INR 89.00 INR 89.00 USD 149 2,051
EUR Currency ................ One-Touch Bank of America NA 05/14/26 MXN 19.80 MXN 19.80 EUR 63 1,697
EUR Currency ................ One-Touch Deutsche Bank AG 06/04/26 USD 1.13 USD 1.13 EUR 174 27,413
$ 31,715
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Invesco QQQ Trust, Series 1 .................... 389 04/10/26 USD 608.00 USD 22,452 $ 12,625
Amazon.com, Inc. ........................... 701 04/17/26 USD 215.00 USD 14,600 233,082
Citizens Financial Group, Inc. ................... 302 04/17/26 USD 65.00 USD 1,811 10,570

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Delta Air Lines, Inc. .......................... 937 04/17/26 USD 75.00 USD 6,229 $ 80,114
EssilorLuxottica SA .......................... 83 04/17/26 EUR 280.00 EUR 1,647 1,439
Home Depot, Inc. (The) ....................... 54 04/17/26 USD 400.00 USD 1,776 567
Invesco QQQ Trust, Series 1 .................... 158 04/17/26 USD 615.00 USD 9,119 8,459
iShares Expanded Tech-Software Sector ETF ........ 534 04/17/26 USD 90.00 USD 4,275 7,215
iShares MSCI Emerging Markets ETF .............. 1,372 04/17/26 USD 65.00 USD 7,792 3,547
Lowe's Cos., Inc. ............................ 84 04/17/26 USD 300.00 USD 1,985 1,008
Sabre Corp. ............................... 212 04/17/26 USD 3.00 USD 31 1,590
Sabre Corp. ............................... 349 04/17/26 USD 2.00 USD 51 3,490
Safran SA ................................. 73 04/17/26 EUR 350.00 EUR 2,040 1,308
SPDR Gold Shares
(a)
......................... 2,348 04/17/26 USD 520.00 USD 101,032 79,524
State Street SPDR S&P 500 ETF Trust ............. 441 04/17/26 USD 700.00 USD 28,680 4,907
United Airlines Holdings, Inc. .................... 69 04/17/26 USD 115.00 USD 635 2,967
Vertiv Holdings Co. .......................... 577 04/17/26 USD 260.00 USD 14,458 530,839
Walt Disney Co. (The) ........................ 585 04/17/26 USD 110.00 USD 5,638 5,265
Williams Cos., Inc. (The) ....................... 331 04/17/26 USD 75.00 USD 2,409 31,445
Nikkei 225 Index ............................ 12 05/08/26 JPY 56,000.00 JPY 612,765 109,448
Abbott Laboratories .......................... 70 05/15/26 USD 120.00 USD 719 1,715
AbbVie, Inc. ............................... 34 05/15/26 USD 250.00 USD 739 2,754
Advanced Micro Devices, Inc. ................... 98 05/15/26 USD 220.00 USD 1,994 94,080
Alphabet, Inc. .............................. 150 05/15/26 USD 340.00 USD 4,303 17,925
Amazon.com, Inc. ........................... 83 05/15/26 USD 235.00 USD 1,729 24,859
Apple, Inc. ................................ 151 05/15/26 USD 275.00 USD 3,832 41,903
Bank of America Corp. ........................ 160 05/15/26 USD 50.00 USD 780 27,520
Boeing Co. (The) ............................ 36 05/15/26 USD 235.00 USD 717 5,598
Broadcom, Inc. ............................. 46 05/15/26 USD 380.00 USD 1,424 9,706
Cameco Corp. .............................. 67 05/15/26 USD 125.00 USD 728 24,120
Caterpillar, Inc. ............................. 11 05/15/26 USD 780.00 USD 779 20,158
Cisco Systems, Inc. .......................... 99 05/15/26 USD 85.00 USD 768 10,247
CSX Corp. ................................ 192 05/15/26 USD 45.00 USD 788 8,640
Edwards Lifesciences Corp. .................... 91 05/15/26 USD 95.00 USD 729 4,778
Eli Lilly & Co. .............................. 17 05/15/26 USD 1,100.00 USD 1,564 14,280
Eli Lilly & Co. .............................. 58 05/15/26 USD 1,000.00 USD 5,335 157,179
GE Vernova, Inc. ............................ 9 05/15/26 USD 930.00 USD 786 40,365
GE Vernova, Inc. ............................ 94 05/15/26 USD 860.00 USD 8,205 736,490
General Electric Co. .......................... 24 05/15/26 USD 350.00 USD 681 3,048
Home Depot, Inc. (The) ....................... 22 05/15/26 USD 385.00 USD 724 1,397
Honeywell International, Inc. .................... 32 05/15/26 USD 260.00 USD 723 2,880
Intel Corp. ................................ 161 05/15/26 USD 52.50 USD 710 23,828
Intuitive Surgical, Inc. ......................... 16 05/15/26 USD 540.00 USD 738 6,480
iShares Expanded Tech-Software Sector ETF ........ 1,165 05/15/26 USD 85.00 USD 9,326 210,186
JPMorgan Chase & Co. ....................... 27 05/15/26 USD 315.00 USD 794 11,948
Lam Research Corp. ......................... 35 05/15/26 USD 240.00 USD 748 35,700
Mastercard, Inc. ............................ 16 05/15/26 USD 555.00 USD 799 5,600
McKesson Corp. ............................ 8 05/15/26 USD 1,020.00 USD 692 3,760
Merck & Co., Inc. ............................ 67 05/15/26 USD 130.00 USD 806 13,032
Meta Platforms, Inc. .......................... 15 05/15/26 USD 720.00 USD 858 3,270
Micron Technology, Inc. ....................... 20 05/15/26 USD 460.00 USD 676 9,150
Microsoft Corp. ............................. 84 05/15/26 USD 445.00 USD 3,109 10,500
MongoDB, Inc. ............................. 28 05/15/26 USD 300.00 USD 685 12,040
Netflix, Inc. ................................ 82 05/15/26 USD 105.00 USD 788 17,712
NVIDIA Corp. .............................. 284 05/15/26 USD 200.00 USD 4,953 41,322
Oracle Corp. ............................... 48 05/15/26 USD 180.00 USD 706 7,944
Palantir Technologies, Inc. ...................... 51 05/15/26 USD 165.00 USD 746 27,158
Philip Morris International, Inc. ................... 46 05/15/26 USD 185.00 USD 761 8,395
Rockwell Automation, Inc. ...................... 94 05/15/26 USD 370.00 USD 3,373 156,039
SPDR Gold Shares
(a)
......................... 3,274 05/15/26 USD 495.00 USD 140,877 1,292,499
Tesla, Inc. ................................. 23 05/15/26 USD 450.00 USD 855 7,360
Thermo Fisher Scientific, Inc. .................... 16 05/15/26 USD 540.00 USD 786 12,320
Trane Technologies plc ........................ 18 05/15/26 USD 470.00 USD 750 6,705
UniCredit SpA .............................. 46 05/15/26 EUR 68.00 EUR 1,400 23,860
United Airlines Holdings, Inc. .................... 468 05/15/26 USD 115.00 USD 4,309 83,070
Vertiv Holdings Co. .......................... 29 05/15/26 USD 300.00 USD 727 22,838
Vistra Corp. ............................... 49 05/15/26 USD 175.00 USD 737 21,193

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Walmart, Inc. .............................. 124 05/15/26 USD 135.00 USD 1,541 $ 13,826
Walt Disney Co. (The) ........................ 77 05/15/26 USD 110.00 USD 742 6,237
Wells Fargo & Co. ........................... 101 05/15/26 USD 85.00 USD 804 18,938
Cheniere Energy, Inc. ......................... 84 06/18/26 USD 320.00 USD 2,384 75,600
Lionsgate Studios Corp. ....................... 256 06/18/26 USD 12.00 USD 246 16,000
4,583,561
Put
iShares Russell 2000 ETF ...................... 169 04/17/26 USD 215.00 USD 4,191 7,479
SPDR Gold Shares
(a)
......................... 1,878 04/17/26 USD 380.00 USD 80,808 352,335
State Street SPDR S&P 500 ETF Trust ............. 139 04/17/26 USD 650.00 USD 9,040 160,889
Walmart, Inc. .............................. 327 04/17/26 USD 125.00 USD 4,064 103,823
Micron Technology, Inc. ....................... 117 05/15/26 USD 380.00 USD 3,953 676,845
NVIDIA Corp. .............................. 818 06/18/26 USD 170.00 USD 14,266 869,124
ASML Holding NV ........................... 58 06/19/26 EUR 1,120.00 EUR 6,491 709,443
NVIDIA Corp. .............................. 935 07/17/26 USD 180.00 USD 16,306 1,601,188
4,481,126
$ 9,064,687
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........... Morgan Stanley & Co. International plc — 04/01/26 ZAR 16.60 USD 1,179 $ 22,155
EUR Currency ........... Citibank NA — 04/09/26 BRL 6.29 EUR 529 287
USD Currency ........... Morgan Stanley & Co. International plc — 04/09/26 THB 32.00 USD 429 7,874
USD Currency ........... HSBC Bank plc — 04/13/26 CLP 910.00 USD 440 10,288
USD Currency ........... JPMorgan Chase Bank NA — 04/22/26 MXN 18.10 USD 557 5,409
USD Currency ........... Standard Chartered Bank — 04/22/26 THB 33.00 USD 530 3,271
USD Currency ........... UBS AG — 04/27/26 BRL 5.45 USD 1,479 6,382
KOSPI 200 Index ......... JPMorgan Chase Bank NA 4,867 05/14/26 USD 870.00 USD 3,624 77,150
USD Currency ........... BNP Paribas SA — 05/15/26 NOK 10.00 USD 5,892 33,397
USD Currency ........... Morgan Stanley & Co. International plc — 05/22/26 COP 3,850.00 USD 884 8,672
USD Currency ........... UBS AG — 05/27/26 COP 3,920.00 USD 939 7,099
AUD Currency ........... Goldman Sachs International — 07/06/26 USD 0.69 AUD 1,158 20,140
202,124
Put
EUR Currency ........... Goldman Sachs International — 04/01/26 USD 1.17 EUR 1,644 14,610
USD Currency ........... HSBC Bank plc — 04/01/26 HUF 333.00 USD 1,172 4,761
USD Currency ........... Morgan Stanley & Co. International plc — 04/08/26 HUF 335.00 USD 1,716 24,639
USD Currency ........... Deutsche Bank AG — 04/13/26 CLP 850.00 USD 440 27
EUR Currency ........... Societe Generale SA — 04/15/26 USD 1.14 EUR 1,241 3,032
EUR Currency ........... BNP Paribas SA — 04/28/26 USD 1.14 EUR 6,125 23,656
USD Currency ........... Barclays Bank plc — 04/28/26 HUF 333.00 USD 1,172 26,573
AUD Currency ........... HSBC Bank plc — 05/01/26 USD 0.67 AUD 8,800 27,358
USD Currency ........... HSBC Bank plc — 05/04/26 IDR 16,400.00 USD 3,214 513
USD Currency ........... HSBC Bank plc — 01/08/27 INR 92.40 USD 1,459 8,980
134,149
$ 336,273

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00%
Markit CDX North
American High Yield
Index Series 45.V2 Quarterly
Morgan Stanley & Co.
International plc 04/15/26 USD 103.00 USD 4,960 $ 14,791
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.55% Annual Bank of America NA 04/30/26 3 .55 % USD 33,485 $ 5,485
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.00% At Termination
Goldman Sachs
International 06/08/26 3 .00 USD 164,149 44,959
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.35% Annual
Goldman Sachs
International 07/13/26 3 .35 USD 3,740 10,210
$ 60,654
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Delta Air Lines, Inc. ........................... 937 04/17/26 USD 90.00 USD 6,229 $ (22,488)
iShares MSCI Emerging Markets ETF ............... 1,372 04/17/26 USD 70.00 USD 7,792 (168)
Safran SA .................................. 73 04/17/26 EUR 380.00 EUR 2,040 (2,700)
SPDR Gold Shares
(a)
.......................... 2,348 04/17/26 USD 545.00 USD 101,032 (42,618)
Vertiv Holdings Co. ........................... 93 04/17/26 USD 290.00 USD 2,330 (20,692)
Vertiv Holdings Co. ........................... 577 04/17/26 USD 310.00 USD 14,458 (32,600)
Walmart, Inc. ............................... 327 04/17/26 USD 140.00 USD 4,064 (2,289)
Advanced Micro Devices, Inc. .................... 196 05/15/26 USD 250.00 USD 3,987 (62,230)
Eli Lilly & Co. ............................... 58 05/15/26 USD 1,080.00 USD 5,335 (62,930)
GE Vernova, Inc. ............................. 66 05/15/26 USD 1,000.00 USD 5,761 (153,451)
SPDR Gold Shares
(a)
.......................... 3,274 05/15/26 USD 570.00 USD 140,877 (247,514)
NVIDIA Corp. ............................... 818 06/18/26 USD 210.00 USD 14,266 (210,636)
ASML Holding NV ............................ 88 06/19/26 EUR 1,480.00 EUR 9,849 (140,366)
NVIDIA Corp. ............................... 841 09/18/26 USD 240.00 USD 14,667 (275,427)
(1,276,109)
Put
Boston Scientific Corp. ......................... 171 04/17/26 USD 75.00 USD 1,073 (214,605)
Citizens Financial Group, Inc. .................... 302 04/17/26 USD 57.50 USD 1,811 (30,955)
Delta Air Lines, Inc. ........................... 937 04/17/26 USD 65.00 USD 6,229 (273,135)
EssilorLuxottica SA ........................... 72 04/17/26 EUR 240.00 EUR 1,428 (343,662)
Home Depot, Inc. (The) ........................ 54 04/17/26 USD 355.00 USD 1,776 (146,070)
Invesco QQQ Trust, Series 1 ..................... 158 04/17/26 USD 580.00 USD 9,119 (207,948)
iShares Expanded Tech-Software Sector ETF ......... 1,050 04/17/26 USD 72.00 USD 8,405 (56,673)
iShares MSCI Emerging Markets ETF ............... 1,372 04/17/26 USD 59.00 USD 7,792 (401,904)
iShares Russell 2000 ETF ....................... 169 04/17/26 USD 175.00 USD 4,191 (735)
Lowe's Cos., Inc. ............................. 84 04/17/26 USD 260.00 USD 1,985 (202,020)
Safran SA .................................. 73 04/17/26 EUR 310.00 EUR 2,040 (272,370)
State Street SPDR S&P 500 ETF Trust .............. 139 04/17/26 USD 630.00 USD 9,040 (79,701)
State Street SPDR S&P 500 ETF Trust .............. 485 04/17/26 USD 640.00 USD 31,541 (399,273)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
State Street SPDR S&P 500 ETF Trust .............. 916 04/17/26 USD 645.00 USD 59,571 $ (897,851)
United Airlines Holdings, Inc. ..................... 69 04/17/26 USD 95.00 USD 635 (50,025)
Walt Disney Co. (The) ......................... 585 04/17/26 USD 95.00 USD 5,638 (98,280)
Williams Cos., Inc. (The) ........................ 663 04/17/26 USD 65.00 USD 4,825 (13,260)
Nikkei 225 Index ............................. 12 05/08/26 JPY 50,000.00 JPY 612,765 (152,736)
AbbVie, Inc. ................................ 91 05/15/26 USD 185.00 USD 1,979 (17,244)
Alphabet, Inc. ............................... 98 05/15/26 USD 265.00 USD 2,811 (64,190)
Alphabet, Inc. ............................... 122 05/15/26 USD 260.00 USD 3,500 (64,965)
Amazon.com, Inc. ............................ 273 05/15/26 USD 185.00 USD 5,686 (112,613)
Apollo Global Management, Inc. ................... 150 05/15/26 USD 105.00 USD 1,671 (76,500)
Apple, Inc. ................................. 112 05/15/26 USD 235.00 USD 2,842 (50,120)
Boston Scientific Corp. ......................... 250 05/15/26 USD 65.00 USD 1,569 (118,750)
Boston Scientific Corp. ......................... 257 05/15/26 USD 70.00 USD 1,613 (212,025)
Broadcom, Inc. .............................. 118 05/15/26 USD 250.00 USD 3,652 (42,480)
Citigroup, Inc. ............................... 168 05/15/26 USD 100.00 USD 1,905 (37,212)
Costco Wholesale Corp. ........................ 21 05/15/26 USD 860.00 USD 2,093 (7,087)
CRH plc ................................... 164 05/15/26 USD 105.00 USD 1,724 (89,380)
Delta Air Lines, Inc. ........................... 288 05/15/26 USD 60.00 USD 1,915 (66,816)
DR Horton, Inc. .............................. 124 05/15/26 USD 135.00 USD 1,702 (89,900)
Edwards Lifesciences Corp. ..................... 246 05/15/26 USD 70.00 USD 1,970 (27,675)
Eli Lilly & Co. ............................... 58 05/15/26 USD 840.00 USD 5,335 (154,860)
Exxon Mobil Corp. ............................ 136 05/15/26 USD 125.00 USD 2,307 (5,032)
Fifth Third Bancorp ........................... 363 05/15/26 USD 45.00 USD 1,686 (60,802)
Freeport-McMoRan, Inc. ........................ 320 05/15/26 USD 50.00 USD 1,881 (47,040)
GE Vernova, Inc. ............................. 28 05/15/26 USD 780.00 USD 2,444 (92,260)
GE Vernova, Inc. ............................. 94 05/15/26 USD 700.00 USD 8,205 (156,041)
General Electric Co. ........................... 65 05/15/26 USD 260.00 USD 1,845 (49,237)
Goldman Sachs Group, Inc. (The) ................. 21 05/15/26 USD 760.00 USD 1,777 (37,852)
Home Depot, Inc. (The) ........................ 52 05/15/26 USD 325.00 USD 1,710 (60,190)
Intuitive Surgical, Inc. .......................... 42 05/15/26 USD 400.00 USD 1,936 (28,980)
iShares Expanded Tech-Software Sector ETF ......... 1,165 05/15/26 USD 70.00 USD 9,326 (138,211)
JPMorgan Chase & Co. ........................ 63 05/15/26 USD 270.00 USD 1,853 (34,492)
MercadoLibre, Inc. ............................ 9 05/15/26 USD 1,700.00 USD 1,556 (88,020)
Meta Platforms, Inc. ........................... 30 05/15/26 USD 570.00 USD 1,716 (99,600)
Micron Technology, Inc. ........................ 175 05/15/26 USD 270.00 USD 5,912 (147,875)
Microsoft Corp. .............................. 61 05/15/26 USD 350.00 USD 2,258 (59,475)
MongoDB, Inc. .............................. 61 05/15/26 USD 250.00 USD 1,493 (128,710)
Rockwell Automation, Inc. ....................... 175 05/15/26 USD 320.00 USD 6,280 (149,625)
SPDR Gold Shares
(a)
.......................... 1,871 05/15/26 USD 425.00 USD 80,507 (3,201,001)
State Street SPDR S&P 500 ETF Trust .............. 134 05/15/26 USD 635.00 USD 8,715 (174,428)
Tesla, Inc. .................................. 49 05/15/26 USD 320.00 USD 1,822 (34,422)
Tesla, Inc. .................................. 94 05/15/26 USD 330.00 USD 3,494 (84,365)
Uber Technologies, Inc. ........................ 264 05/15/26 USD 60.00 USD 1,899 (25,344)
UniCredit SpA ............................... 46 05/15/26 EUR 56.00 EUR 1,400 (67,126)
United Airlines Holdings, Inc. ..................... 185 05/15/26 USD 87.50 USD 1,703 (110,075)
United Airlines Holdings, Inc. ..................... 468 05/15/26 USD 100.00 USD 4,309 (588,510)
Walmart, Inc. ............................... 155 05/15/26 USD 110.00 USD 1,926 (15,577)
Walt Disney Co. (The) ......................... 185 05/15/26 USD 95.00 USD 1,783 (71,687)
Wells Fargo & Co. ............................ 213 05/15/26 USD 80.00 USD 1,696 (92,655)
Abbott Laboratories ........................... 70 06/18/26 USD 95.00 USD 719 (18,655)
AbbVie, Inc. ................................ 34 06/18/26 USD 195.00 USD 739 (16,490)
Alphabet, Inc. ............................... 150 06/18/26 USD 260.00 USD 4,303 (122,250)
Amazon.com, Inc. ............................ 83 06/18/26 USD 180.00 USD 1,729 (40,670)
Apollo Global Management, Inc. ................... 467 06/18/26 USD 105.00 USD 5,203 (324,565)
Apple, Inc. ................................. 151 06/18/26 USD 220.00 USD 3,832 (60,022)
Bank of America Corp. ......................... 160 06/18/26 USD 40.00 USD 780 (10,240)
Bank of America Corp. ......................... 358 06/18/26 USD 45.00 USD 1,745 (52,447)
Boeing Co. (The) ............................. 36 06/18/26 USD 180.00 USD 717 (23,220)
Broadcom, Inc. .............................. 46 06/18/26 USD 280.00 USD 1,424 (70,955)
Cameco Corp. ............................... 67 06/18/26 USD 95.00 USD 728 (37,017)
Cameco Corp. ............................... 178 06/18/26 USD 85.00 USD 1,933 (51,264)
Cameco Corp. ............................... 234 06/18/26 USD 90.00 USD 2,541 (95,355)
Cameco Corp. ............................... 254 06/18/26 USD 80.00 USD 2,759 (50,292)
Capital One Financial Corp. ...................... 89 06/18/26 USD 190.00 USD 1,624 (158,865)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Caterpillar, Inc. .............................. 11 06/18/26 USD 600.00 USD 779 $ (21,092)
Cheniere Energy, Inc. .......................... 84 06/18/26 USD 260.00 USD 2,384 (87,780)
Cisco Systems, Inc. ........................... 99 06/18/26 USD 65.00 USD 768 (11,979)
Cisco Systems, Inc. ........................... 243 06/18/26 USD 70.00 USD 1,885 (50,179)
CSX Corp. ................................. 192 06/18/26 USD 35.00 USD 788 (11,040)
Edwards Lifesciences Corp. ..................... 91 06/18/26 USD 70.00 USD 729 (14,560)
Eli Lilly & Co. ............................... 17 06/18/26 USD 850.00 USD 1,564 (68,892)
Eli Lilly & Co. ............................... 19 06/18/26 USD 900.00 USD 1,748 (112,670)
Estee Lauder Cos., Inc. (The) .................... 467 06/18/26 USD 85.00 USD 3,352 (758,875)
GE Vernova, Inc. ............................. 35 06/18/26 USD 700.00 USD 3,055 (93,625)
General Electric Co. ........................... 24 06/18/26 USD 260.00 USD 681 (26,400)
Hilton Worldwide Holdings, Inc. ................... 65 06/18/26 USD 260.00 USD 1,977 (32,175)
Home Depot, Inc. (The) ........................ 22 06/18/26 USD 300.00 USD 724 (19,415)
Honeywell International, Inc. ..................... 32 06/18/26 USD 200.00 USD 723 (11,040)
Intel Corp. ................................. 161 06/18/26 USD 36.00 USD 710 (28,416)
Intel Corp. ................................. 1,074 06/18/26 USD 35.00 USD 4,740 (162,174)
Intuitive Surgical, Inc. .......................... 16 06/18/26 USD 420.00 USD 738 (24,000)
iShares Expanded Tech-Software Sector ETF ......... 534 06/18/26 USD 75.00 USD 4,275 (155,654)
JPMorgan Chase & Co. ........................ 27 06/18/26 USD 245.00 USD 794 (10,395)
Lam Research Corp. .......................... 35 06/18/26 USD 170.00 USD 748 (31,850)
Lam Research Corp. .......................... 96 06/18/26 USD 155.00 USD 2,051 (59,760)
Lam Research Corp. .......................... 118 06/18/26 USD 165.00 USD 2,521 (92,630)
Mastercard, Inc. ............................. 16 06/18/26 USD 430.00 USD 799 (11,720)
McKesson Corp. ............................. 8 06/18/26 USD 800.00 USD 692 (18,600)
Merck & Co., Inc. ............................. 67 06/18/26 USD 100.00 USD 806 (10,351)
Meta Platforms, Inc. ........................... 15 06/18/26 USD 550.00 USD 858 (47,287)
Micron Technology, Inc. ........................ 20 06/18/26 USD 320.00 USD 676 (64,900)
Micron Technology, Inc. ........................ 54 06/18/26 USD 270.00 USD 1,824 (79,110)
Microsoft Corp. .............................. 84 06/18/26 USD 345.00 USD 3,109 (99,750)
MongoDB, Inc. .............................. 28 06/18/26 USD 210.00 USD 685 (44,100)
Netflix, Inc. ................................. 82 06/18/26 USD 80.00 USD 788 (13,940)
NVIDIA Corp. ............................... 284 06/18/26 USD 155.00 USD 4,953 (164,010)
NVIDIA Corp. ............................... 350 06/18/26 USD 150.00 USD 6,104 (162,750)
NVIDIA Corp. ............................... 818 06/18/26 USD 140.00 USD 14,266 (238,857)
Oracle Corp. ................................ 48 06/18/26 USD 130.00 USD 706 (40,080)
Palantir Technologies, Inc. ....................... 51 06/18/26 USD 125.00 USD 746 (32,385)
Philip Morris International, Inc. .................... 46 06/18/26 USD 140.00 USD 761 (11,155)
State Street SPDR S&P 500 ETF Trust .............. 372 06/18/26 USD 610.00 USD 24,193 (460,862)
State Street SPDR S&P 500 ETF Trust .............. 414 06/18/26 USD 625.00 USD 26,924 (650,879)
Tesla, Inc. .................................. 23 06/18/26 USD 335.00 USD 855 (35,477)
Thermo Fisher Scientific, Inc. ..................... 16 06/18/26 USD 420.00 USD 786 (12,800)
Trane Technologies plc ......................... 18 06/18/26 USD 370.00 USD 750 (15,750)
VanEck Semiconductor ETF ..................... 160 06/18/26 USD 320.00 USD 6,134 (136,321)
Vertex Pharmaceuticals, Inc. ..................... 42 06/18/26 USD 380.00 USD 1,875 (28,560)
Vertiv Holdings Co. ........................... 29 06/18/26 USD 220.00 USD 727 (48,647)
Vertiv Holdings Co. ........................... 80 06/18/26 USD 200.00 USD 2,005 (83,800)
Vistra Corp. ................................ 49 06/18/26 USD 130.00 USD 737 (35,157)
Walmart, Inc. ............................... 124 06/18/26 USD 110.00 USD 1,541 (27,156)
Walt Disney Co. (The) ......................... 77 06/18/26 USD 85.00 USD 742 (14,784)
Wells Fargo & Co. ............................ 101 06/18/26 USD 65.00 USD 804 (12,928)
ASML Holding NV ............................ 88 06/19/26 EUR 920.00 EUR 9,849 (336,930)
NVIDIA Corp. ............................... 1,403 07/17/26 USD 140.00 USD 24,468 (547,171)
Alphabet, Inc. ............................... 140 09/18/26 USD 210.00 USD 4,016 (60,200)
Amazon.com, Inc. ............................ 186 09/18/26 USD 155.00 USD 3,874 (78,585)
Broadcom, Inc. .............................. 117 09/18/26 USD 280.00 USD 3,621 (295,425)
Broadcom, Inc. .............................. 128 09/18/26 USD 210.00 USD 3,962 (90,880)
NVIDIA Corp. ............................... 188 09/18/26 USD 150.00 USD 3,279 (170,610)
NVIDIA Corp. ............................... 233 09/18/26 USD 125.00 USD 4,064 (87,375)
Taiwan Semiconductor Manufacturing Co. Ltd. ......... 116 09/18/26 USD 240.00 USD 3,920 (93,380)
(18,301,232)
$ (19,577,341)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency .............. HSBC Bank plc — 04/09/26 BRL 6.29 EUR 529 $ (287)
USD Currency .............. HSBC Bank plc — 04/09/26 KRW 1,480.00 USD 593 (11,307)
USD Currency .............. Societe Generale SA — 04/23/26 CNH 6.88 USD 1,187 (3,981)
USD Currency .............. UBS AG — 04/27/26 BRL 5.70 USD 2,219 (3,116)
USD Currency .............. Bank of America NA — 05/04/26 ZAR 16.74 USD 8,575 (218,579)
USD Currency .............. Barclays Bank plc — 05/04/26 BRL 5.65 USD 8,572 (23,572)
USD Currency .............. Morgan Stanley & Co. International plc — 05/04/26 MXN 18.05 USD 8,572 (119,420)
EUR Currency .............. Bank of America NA — 05/14/26 MXN 20.90 EUR 625 (8,833)
USD Currency .............. Standard Chartered Bank — 05/14/26 INR 92.80 USD 854 (16,185)
EUR Currency .............. Deutsche Bank AG — 05/15/26 MXN 20.55 EUR 4,176 (96,740)
USD Currency .............. BNP Paribas SA — 05/15/26 NOK 10.25 USD 5,892 (15,118)
USD Currency .............. HSBC Bank plc — 05/15/26 ZAR 17.50 USD 3,130 (38,333)
USD Currency .............. HSBC Bank plc — 05/15/26 CLP 905.00 USD 2,087 (72,477)
USD Currency .............. Morgan Stanley & Co. International plc — 05/22/26 COP 4,000.00 USD 442 (1,809)
USD Currency .............. UBS AG — 05/27/26 COP 4,200.00 USD 1,408 (2,467)
EUR Currency .............. Morgan Stanley & Co. International plc — 06/08/26 HUF 410.00 EUR 494 (4,542)
USD Currency .............. Morgan Stanley & Co. International plc — 06/29/26 BRL 5.35 USD 5,866 (139,056)
AUD Currency .............. Goldman Sachs International — 07/06/26 USD 0.73 AUD 2,316 (7,778)
(783,600)
Put
USD Currency .............. Barclays Bank plc — 04/01/26 HUF 333.00 USD 1,172 (4,761)
USD Currency .............. HSBC Bank plc — 04/09/26 KRW 1,445.00 USD 593 (210)
USD Currency .............. HSBC Bank plc — 04/13/26 CLP 850.00 USD 440 (27)
USD Currency .............. HSBC Bank plc — 04/16/26 COP 3,700.00 USD 536 (6,591)
EUR Currency .............. Goldman Sachs International — 04/23/26 BRL 6.15 EUR 625 (19,484)
EUR Currency .............. BNP Paribas SA — 04/28/26 USD 1.12 EUR 6,125 (8,660)
AUD Currency .............. HSBC Bank plc — 05/01/26 USD 0.65 AUD 8,800 (9,325)
USD Currency .............. Barclays Bank plc — 05/04/26 IDR 16,400.00 USD 3,214 (513)
USD Currency .............. Barclays Bank plc — 05/04/26 COP 3,520.00 USD 2,143 (3,268)
USD Currency .............. Barclays Bank plc — 05/04/26 BRL 5.15 USD 8,572 (91,789)
EUR Currency .............. Societe Generale SA — 05/14/26 USD 1.12 EUR 621 (1,541)
KOSPI 200 Index ............ JPMorgan Chase Bank NA 4,867 05/14/26 USD 750.00 USD 3,624 (282,652)
USD Currency .............. Morgan Stanley & Co. International plc — 05/14/26 ZAR 16.30 USD 10,129 (53,672)
USD Currency .............. UBS AG — 05/14/26 MXN 17.55 USD 10,106 (63,275)
EUR Currency .............. Deutsche Bank AG — 05/15/26 MXN 20.55 EUR 4,176 (31,847)
USD Currency .............. HSBC Bank plc — 05/15/26 CLP 905.00 USD 2,087 (26,146)
USD Currency .............. UBS AG — 05/18/26 HUF 330.00 USD 1,172 (24,397)
USD Currency .............. Morgan Stanley & Co. International plc — 05/22/26 COP 3,600.00 USD 442 (3,494)
USD Currency .............. Standard Chartered Bank — 05/22/26 THB 32.00 USD 530 (5,461)
USD Currency .............. Morgan Stanley & Co. International plc — 06/29/26 BRL 5.25 USD 646 (15,803)
USD Currency .............. Morgan Stanley & Co. International plc — 06/29/26 BRL 5.35 USD 5,220 (187,267)
SK hynix, Inc. .............. Morgan Stanley & Co. International plc — 09/10/26 USD 800,000.00 USD 23 (2,208,351)
(3,048,534)
$ (3,832,134)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit Default
Swap ......... 5 .00%
iTraxx Europe
Crossover Index
Series 44.V1 Quarterly JPMorgan Chase Bank NA 06/17/26 BB- EUR 300.00 EUR 8,173 $ (75,976)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

OTC Credit Default Swaptions Written (continued)
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 45.V2 5 .00 % Quarterly
Morgan Stanley & Co.
International plc 04/15/26 B+ USD 98.00 USD 4,960 $ (2,884)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 44.V1 5 .00 Quarterly JPMorgan Chase Bank NA 06/17/26 BB- EUR 300.00 EUR 8,173 (211,520)
(214,404)
$ (290,380)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
30-Year Interest Rate Swap
(a)
3.25% Annual 1-day SOFR Annual Bank of America NA 04/30/26 3 .25 % USD 33,485 $ (571)
1-Year Interest Rate Swap
(a)
. 2.50% At Termination 1-day SOFR At Termination
Goldman Sachs
International 06/08/26 2 .50 USD 164,149 (13,680)
2-Year Interest Rate Swap
(a)
. 3.05% Annual 1-day SOFR Annual
Goldman Sachs
International 07/13/26 3 .05 USD 5,610 (7,823)
10-Year Interest Rate Swap
(a)
3.20% Annual 1-day SOFR Annual Citibank NA 12/16/26 3 .20 USD 12,910 (68,151)
(90,225)
Put
10-Year Interest Rate Swap
(a)
6-mo. EURIBOR Semi-Annual 2.94% Annual
JPMorgan Chase
Bank NA 04/23/26 2 .94 EUR 32,468 (543,043)
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.50% At Termination
Goldman Sachs
International 06/08/26 3 .50 USD 164,149 (482,284)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.80% Annual
Morgan Stanley & Co.
International plc 06/15/26 3 .80 USD 4,110 (9,603)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual Deutsche Bank AG 06/30/26 4 .00 USD 135,274 (197,988)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.70% Annual
Morgan Stanley & Co.
International plc 08/03/26 3 .70 USD 128,636 (503,807)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.80% Annual Deutsche Bank AG 09/14/26 3 .80 USD 126,970 (474,044)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.85% Annual
Goldman Sachs
International 10/21/26 3 .85 USD 153,137 (582,589)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.60% Annual Citibank NA 12/16/26 4 .60 USD 6,455 (44,706)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.30% Annual
Goldman Sachs
International 09/20/27 4 .30 USD 177,131 (689,730)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual
Nomura International
plc 12/08/27 4 .00 USD 69,115 (406,952)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.50% Annual Deutsche Bank AG 12/16/27 4 .50 USD 104,145 (373,327)
(4,308,073)
$ (4,398,298)
(a)
Forward settling swaption.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Avis Budget Car Rental LLC ............ 5 .00 % Quarterly 12/20/26 USD 3,496 $ (108,060) $ (72,696) $ (35,364)
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1 .00 Quarterly 12/20/27 USD 3,853 (48,262) (1,899) (46,363)
Markit CDX North American High Yield Index
Series 44.V2 ..................... 5 .00 Quarterly 06/20/30 USD 10,854 (650,738) (669,731) 18,993
Markit CDX North American Investment Grade
Index Series 44.V1 ................ 1 .00 Quarterly 06/20/30 USD 5,464 (99,650) (103,800) 4,150
iTraxx Europe Crossover Index Series 44.V1 . 5 .00 Quarterly 12/20/30 EUR 6,315 (541,853) (609,273) 67,420
Markit CDX North American High Yield Index
Series 45.V2 ..................... 5 .00 Quarterly 12/20/30 USD 7,396 (401,827) (487,607) 85,780
iTraxx Europe Crossover Index Series 45.V1 . 5 .00 Quarterly 06/20/31 EUR 7,674 (570,963) (562,139) (8,824)
$ (2,421,353) $ (2,507,145) $ 85,792
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
39.V4 ........... 5 .00 % Quarterly 12/20/27 BB- USD 4,609 $ 198,460 $ 1,586 $ 196,874
Markit CDX North American
High Yield Index Series
41.V2 ........... 5 .00 Quarterly 12/20/28 BB- USD 8,106 427,367 166,905 260,462
iTraxx Europe Crossover
Index Series 42.V4 .. 5 .00 Quarterly 12/20/29 BB- EUR 24,203 2,049,961 1,725,281 324,680
Ardagh Packaging Finance
plc ............. 5 .00 Quarterly 06/20/30 NR EUR 35 (5,255) — (5,255)
iTraxx Europe Crossover
Index Series 43.V3 .. 5 .00 Quarterly 06/20/30 BB- EUR 2,524 233,735 253,298 (19,563)
$ 2,904,268 $ 2,147,070 $ 757,198
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 4.93% Annual N/A 04/26/26 USD 275,832 $ 2,294,050 $ 1,759 $ 2,292,291
8.15% Quarterly 3-mo. JIBAR Quarterly N/A 05/07/26 ZAR 69,951 (14,469) — (14,469)
1-day SOFR Annual 4.50% Annual N/A 05/08/26 USD 60,573 251,752 — 251,752
1-day TIIEOIS Monthly 7.73% Monthly N/A 05/11/26 MXN 38,659 2,955 — 2,955
7.73% Monthly 1-day TIIEOIS Monthly N/A 06/19/26 MXN 74,115 (8,493) — (8,493)
1-day SOFR Annual 4.35% Annual N/A 07/22/26 USD 26,266 105,696 — 105,696
6.91% Monthly 1-day TIIEOIS Monthly N/A 09/11/26 MXN 94,992 (2,474) — (2,474)
6.94% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 58,712 (391) — (391)
4.21% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 4,921 (29,276) — (29,276)
5.24% Annual 6-mo. WIBOR Semi-Annual N/A 09/19/26 PLN 10,936 (95,547) — (95,547)
6.92% Quarterly 3-mo. JIBAR Quarterly N/A 09/23/26 ZAR 8,349 17 — 17
1-day SOFR Annual 4.00% Annual N/A 10/28/26 USD 93,778 214,844 — 214,844
1-day TIIEOIS Monthly 9.26% Monthly N/A 11/18/26 MXN 778,635 713,989 — 713,989

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
13.88% At Termination
1-day
BZDIOVER At Termination N/A 01/04/27 BRL 20,305 $ 18,953 $ — $ 18,953
1-day SOFR Annual 4.07% Annual N/A 01/14/27 USD 89,140 310,141 — 310,141
6-mo. BUBOR Semi-Annual 6.50% Annual N/A 03/19/27 HUF 310,036 (3,956) — (3,956)
7.25% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/27 ZAR 27,689 (971) — (971)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 9,095 (23,801) — (23,801)
5.13% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 5,457 (14,097) — (14,097)
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/27 INR 485,437 12,588 — 12,588
1-day SOFR Annual 4.73% Annual N/A 04/26/27 USD 323,761 5,249,412 62,749 5,186,663
1-day SOFR Annual 4.10% Annual N/A 05/30/27 USD 72,500 316,482 — 316,482
1-day SOFR Annual 4.15% Annual N/A 05/30/27 USD 72,500 388,004 — 388,004
6-mo. BUBOR Semi-Annual 5.68% Annual N/A 09/17/27 HUF 432,916 10,962 — 10,962
6-mo. BUBOR Semi-Annual 5.76% Annual N/A 09/17/27 HUF 652,000 19,455 — 19,455
6.99% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 12,460 2,865 — 2,865
3.97% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 6,549 (26,668) — (26,668)
1-day SOFR Annual 4.20% Annual N/A 10/23/27 USD 24,185 229,509 — 229,509
1-day SOFR At Termination 3.23% At Termination 12/11/26
(a)
12/11/27 USD 81,341 (304,002) — (304,002)
1-day
BZDIOVER At Termination 13.80% At Termination N/A 01/03/28 BRL 4,110 738 — 738
1-day SOFR Annual 4.00% Annual N/A 01/26/28 USD 57,791 381,933 — 381,933
3.45% Annual 1-day SOFR Annual N/A 01/26/28 USD 57,791 232,149 — 232,149
3.27% Annual 1-day SOFR Annual N/A 02/05/28 USD 58,231 427,592 — 427,592
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 209,758 (2,921,804) — (2,921,804)
3.33% Quarterly 3-mo. KLIBOR Quarterly N/A 03/18/28 MYR 6,026 2,481 — 2,481
1.34% Annual 1-day TONAR Annual N/A 03/30/28 JPY 1,234,135 2,785 — 2,785
1.32% Annual 1-day TONAR Annual N/A 03/30/28 JPY 1,227,409 5,771 — 5,771
1.32% Annual 1-day TONAR Annual N/A 03/30/28 JPY 1,247,016 5,516 — 5,516
1.38% Annual 1-day TONAR Annual N/A 03/30/28 JPY 1,139,734 (3,637) — (3,637)
1.39% Annual 1-day TONAR Annual N/A 03/30/28 JPY 1,234,712 (4,858) — (4,858)
1-day SONIA Annual 4.86% Annual N/A 06/20/28 GBP 15,705 404,535 — 404,535
1-day SOFR Annual 3.50% Annual N/A 08/20/28 USD 58,067 (314,934) — (314,934)
1-day SONIA Annual 4.12% Annual N/A 11/17/28 GBP 14,641 (29,623) — (29,623)
1-day SONIA Annual 4.12% Annual N/A 11/21/28 GBP 14,659 (29,349) — (29,349)
1-week
CNREPOFIX_
CFXS Quarterly 1.59% Quarterly N/A 12/17/28 CNY 20,632 5,248 — 5,248
1-day
BZDIOVER At Termination 13.01% At Termination N/A 01/02/29 BRL 8,840 (43,885) — (43,885)
1-day
BZDIOVER At Termination 13.14% At Termination N/A 01/02/29 BRL 4,712 (20,568) — (20,568)
6-mo. EURIBOR Semi-Annual 3.00% Annual N/A 03/05/29 EUR 37,409 276,961 — 276,961
1-day MIBOR Semi-Annual 6.26% Semi-Annual N/A 03/20/29 INR 150,216 (13,151) — (13,151)
1-day MIBOR Semi-Annual 6.30% Semi-Annual N/A 03/20/29 INR 183,597 (14,127) — (14,127)
1-day SOFR Annual 4.50% Annual N/A 04/26/29 USD 433,729 13,010,940 298,907 12,712,033
6-mo. EURIBOR Semi-Annual 2.90% Annual N/A 04/30/29 EUR 42,361 952,190 — 952,190
1-day SOFR Annual 4.00% Annual N/A 05/06/29 USD 60,450 661,520 — 661,520
6-mo. EURIBOR Semi-Annual 2.87% Annual N/A 06/11/29 EUR 30,721 616,429 — 616,429
1-day SOFR Annual 3.66% Annual N/A 10/10/29 USD 29,663 42,496 — 42,496
1-day TIIEOIS Monthly 9.04% Monthly N/A 11/14/29 MXN 211,951 407,109 — 407,109
8.97% Monthly 1-day TIIEOIS Monthly N/A 12/14/29 MXN 14,280 (25,647) — (25,647)
1-day SONIA Annual 4.00% Annual N/A 01/16/30 GBP 33,697 (283,028) — (283,028)
1-day SOFR Annual 4.00% Annual N/A 01/23/30 USD 33,697 510,115 — 510,115
8.65% Monthly 1-day TIIEOIS Monthly N/A 02/07/30 MXN 15,736 (18,983) — (18,983)
1-day SOFR Annual 3.23% Annual N/A 02/19/30 USD 33,284 (456,842) — (456,842)
1-day SOFR Annual 3.90% Annual N/A 02/24/30 USD 28,911 330,509 — 330,509
6-mo. PRIBOR Semi-Annual 3.46% Annual N/A 03/19/30 CZK 29,111 (44,219) — (44,219)
6-mo. BUBOR Semi-Annual 6.55% Annual N/A 03/19/30 HUF 123,986 (7,499) — (7,499)
7.94% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/30 ZAR 50,310 (39,982) — (39,982)
7.73% Monthly 1-day TIIEOIS Monthly N/A 05/06/30 MXN 7,081 4,606 — 4,606
6-mo. EURIBOR Semi-Annual 2.20% Annual N/A 06/04/30 EUR 7,659 (128,363) — (128,363)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day TIIEOIS Monthly 7.82% Monthly N/A 06/07/30 MXN 14,162 $ (6,848) $ — $ (6,848)
6-mo. PRIBOR Semi-Annual 3.56% Annual N/A 06/18/30 CZK 7,357 (4,370) — (4,370)
6-mo. PRIBOR Semi-Annual 3.66% Annual N/A 06/18/30 CZK 11,493 (4,278) 1,129 (5,407)
1-day TIIEOIS Monthly 7.72% Monthly N/A 06/24/30 MXN 8,910 (6,188) — (6,188)
1-day TIIEOIS Monthly 7.69% Monthly N/A 07/30/30 MXN 52,799 (42,026) — (42,026)
1-week
CNREPOFIX_
CFXS Quarterly 1.45% Quarterly N/A 09/17/30 CNY 16,885 (14,672) — (14,672)
6-mo. PRIBOR Semi-Annual 3.41% Annual N/A 09/17/30 CZK 21,583 (22,232) — (22,232)
6-mo. PRIBOR Semi-Annual 3.55% Annual N/A 09/17/30 CZK 28,391 (20,318) — (20,318)
6-mo. BUBOR Semi-Annual 5.96% Annual N/A 09/17/30 HUF 55,794 (2,527) — (2,527)
7.60% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 22,640 702 — 702
6-mo. PRIBOR Semi-Annual 3.91% Annual N/A 12/17/30 CZK 51,938 (45,982) — (45,982)
4.10% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 2,291 11,660 — 11,660
4.08% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 2,257 11,944 — 11,944
4.08% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 2,291 12,071 — 12,071
1-day
BZDIOVER At Termination 13.18% At Termination N/A 01/02/31 BRL 3,348 (13,696) — (13,696)
3.58% Annual 6-mo. PRIBOR Semi-Annual N/A 03/18/31 CZK 4,126 6,957 — 6,957
3.62% Annual 6-mo. PRIBOR Semi-Annual N/A 03/18/31 CZK 4,139 6,668 — 6,668
1-day TIIEOIS Monthly 8.05% Monthly N/A 03/21/31 MXN 17,639 (2,907) — (2,907)
1-day TIIEOIS Monthly 8.09% Monthly N/A 03/24/31 MXN 15,857 (1,096) — (1,096)
1-day TIIEOIS Monthly 8.17% Monthly 04/06/26
(a)
03/31/31 MXN 2,869 — — —
1-day THOR Quarterly 1.62% Quarterly 06/17/26
(a)
06/17/31 THB 63,537 (14,370) — (14,370)
1-day MIBOR Semi-Annual 6.51% Semi-Annual 06/17/26
(a)
06/17/31 INR 149,053 (21,645) — (21,645)
4.40% Annual 6-mo. WIBOR Semi-Annual 06/17/26
(a)
06/17/31 PLN 3,512 8,906 — 8,906
4.12% Annual 6-mo. WIBOR Semi-Annual 06/17/26
(a)
06/17/31 PLN 3,525 20,538 — 20,538
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 29,481 4,905,124 — 4,905,124
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 18,373 (395,215) — (395,215)
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 69,070 435,386 — 435,386
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 34,535 217,810 — 217,810
3-mo. JIBAR Quarterly 9.92% Quarterly N/A 09/20/33 ZAR 34,535 220,326 — 220,326
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/34 INR 61,741 (23,079) — (23,079)
1-day MIBOR Semi-Annual 6.35% Semi-Annual N/A 03/20/34 INR 61,741 (22,692) — (22,692)
1-day SOFR Annual 4.35% Annual N/A 04/26/34 USD 312,429 13,145,160 466,882 12,678,278
1-day SOFR Annual 3.66% Annual N/A 10/10/34 USD 19,976 (224,215) — (224,215)
1-day SOFR Annual 3.67% Annual N/A 12/26/34 USD 34,848 (367,229) — (367,229)
1-day SOFR Annual 3.70% Annual N/A 01/06/35 USD 27,248 (227,280) — (227,280)
1-day SOFR Annual 3.75% Annual N/A 03/27/35 USD 26,996 (146,451) — (146,451)
1-day SOFR Annual 3.75% Annual N/A 07/09/35 USD 13,221 (118,049) — (118,049)
1-day THOR Quarterly 1.38% Quarterly N/A 09/17/35 THB 2,613 (4,945) — (4,945)
1.35% Quarterly 1-day THOR Quarterly N/A 09/17/35 THB 2,613 5,120 1,789 3,331
1-day TIIEOIS Monthly 8.27% Monthly N/A 12/05/35 MXN 9,709 (6,938) — (6,938)
3.46% Annual 1-day SOFR Annual 12/15/26
(a)
12/15/36 USD 11,768 437,289 — 437,289
4.25% Annual 1-day SOFR Annual N/A 09/29/43 USD 3,732 (58,614) 2,150 (60,764)
3.65% Annual 1-day SOFR Annual N/A 11/03/53 USD 12,585 1,054,107 — 1,054,107
1-day TONAR Annual 1.45% Annual N/A 03/06/54 JPY 702,103 (1,327,838) — (1,327,838)
1-day TONAR Annual 1.45% Annual N/A 03/11/54 JPY 702,103 (1,327,106) — (1,327,106)
1-day SOFR Annual 4.07% Annual N/A 04/26/54 USD 12,548 (174,206) 50,607 (224,813)
3.65% Annual 1-day SOFR Annual N/A 11/02/54 USD 104,627 8,791,299 28,536 8,762,763
1-day SONIA Annual 4.10% Annual N/A 11/07/54 GBP 12,000 (1,737,735) 53,932 (1,791,667)
1-day TONAR Annual 2.58% Annual N/A 10/08/55 JPY 59,200 (29,188) — (29,188)
1-day SONIA Annual 4.45% Annual N/A 12/04/55 GBP 5,224 (369,234) — (369,234)
1-day TONAR Annual 2.87% Annual N/A 03/30/56 JPY 352,353 (68,700) — (68,700)
1-day TONAR Annual 2.88% Annual N/A 03/30/56 JPY 352,753 (61,556) — (61,556)
1-day TONAR Annual 2.89% Annual N/A 03/30/56 JPY 355,042 (59,002) — (59,002)
1-day TONAR Annual 2.95% Annual N/A 03/30/56 JPY 352,098 (32,605) — (32,605)
1-day TONAR Annual 2.98% Annual N/A 03/30/56 JPY 415,000 (19,843) — (19,843)
$ 45,764,845 $ 968,440 $ 44,796,405

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 3,450 $ 41,421 $ — $ 41,421
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Community Health Systems, Inc. 5 .00 % Quarterly Goldman Sachs International 06/20/26 USD 125 $ (1,207) $ 1,280 $ (2,487)
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 80 (773) 632 (1,405)
Xerox Corp. ............. 1 .00 Quarterly Barclays Bank plc 12/20/26 USD 70 10,378 12,745 (2,367)
BorgWarner, Inc. .......... 1 .00 Quarterly BNP Paribas SA 12/20/27 USD 390 (5,295) 1,863 (7,158)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Bank of America NA 12/20/27 USD 160 568 14,718 (14,150)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Barclays Bank plc 12/20/27 USD 120 426 10,742 (10,316)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 100 355 9,697 (9,342)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 70 249 6,595 (6,346)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 120 426 10,748 (10,322)
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 190 82,445 7,661 74,784
Simon Property Group LP .... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 1,005 (16,163) 10,270 (26,433)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 1,840 (32,495) 27,426 (59,921)
Boeing Co. (The) .......... 1 .00 Quarterly Deutsche Bank AG 12/20/28 USD 2,100 (28,936) (5,598) (23,338)
Boeing Co. (The) .......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 2,100 (31,053) 16,244 (47,297)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 177 (20,724) (12,782) (7,942)
Simon Property Group LP .... 1 .00 Quarterly BNP Paribas SA 06/20/30 USD 285 (5,822) (1,285) (4,537)
Ally Financial, Inc. ......... 5 .00 Quarterly Goldman Sachs International 12/20/30 USD 600 (84,643) (86,606) 1,963
Ally Financial, Inc. ......... 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 260 (36,679) (38,293) 1,614
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 355 (43,976) (49,079) 5,103
American Airlines Group, Inc. .. 5 .00 Quarterly Morgan Stanley & Co. International plc 06/20/31 USD 105 3,299 2,630 669
American Airlines Group, Inc. .. 5 .00 Quarterly Morgan Stanley & Co. International plc 06/20/31 USD 170 5,341 4,258 1,083
Southwest Airlines Co. ...... 1 .00 Quarterly Goldman Sachs International 06/20/31 USD 1,935 24,483 29,272 (4,789)
$ – $ – $ –
$ (179,796) $ (26,862) $ (152,934)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Altice France SA ...... 5 .00 % Quarterly
JPMorgan Chase Bank
NA 06/20/27 CCC+ EUR 1,049 $ 39,977 $ 21,272 $ 18,705
Altice France SA ...... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 CCC+ EUR 373 14,215 10,086 4,129
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 444 22,344 21,318 1,026
Altice France SA ...... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 265 13,336 10,108 3,228
Virgin Media Finance plc . 5 .00 Quarterly
Goldman Sachs
International 12/20/28 B- EUR 296 17,908 23,496 (5,588)
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/28 B- EUR 478 28,920 39,378 (10,458)
ZF Europe Finance BV .. 5 .00 Quarterly Deutsche Bank AG 12/20/28 BB- EUR 441 33,056 28,963 4,093
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 870 6,536 50,337 (43,801)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 % Quarterly BNP Paribas SA 12/20/29 BB- EUR 870 $ 6,536 $ 59,814 $ (53,278)
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 1,622 196,171 156,422 39,749
Eutelsat SA .......... 5 .00 Quarterly BNP Paribas SA 12/20/30 NR EUR 436 72,586 53,224 19,362
Eutelsat SA .......... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR EUR 532 88,619 68,043 20,576
Forvia SE ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- EUR 255 24,443 23,221 1,222
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR USD 100 16,780 17,274 (494)
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR USD 190 31,881 32,821 (940)
Ziggo Bond Co. BV .... 5 .00 Quarterly Deutsche Bank AG 12/20/30 B- EUR 551 (17,610) 15,466 (33,076)
$ 595,698 $ 631,243 $ (35,545)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
8.07% At Termination 1-day IBR At Termination Barclays Bank plc N/A 09/17/26 COP 205,263 $ 1,373 $ — $ 1,373
7.25% Quarterly 1-day IBR Quarterly Barclays Bank plc N/A 09/25/26 COP 456,141 2,592 — 2,592
1-day
BZDIOVER At Termination 10.00% At Termination Bank of America NA N/A 01/04/27 BRL 35,188 (824,138) — (824,138)
1-day
BZDIOVER At Termination 10.07% At Termination BNP Paribas SA N/A 01/04/27 BRL 30,611 (720,317) — (720,317)
1-day
BZDIOVER At Termination 10.16% At Termination Bank of America NA N/A 01/04/27 BRL 43,391 (993,804) — (993,804)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA N/A 01/04/27 BRL 41,632 (952,706) — (952,706)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA N/A 01/04/27 BRL 232 (5,322) — (5,322)
1-day
BZDIOVER At Termination 8.65% At Termination
Goldman Sachs
International N/A 01/04/27 BRL 3,043 (166,576) — (166,576)
1-day IBR Quarterly 9.31% Quarterly
Goldman Sachs
International N/A 12/17/27 COP 2,355,878 (28,112) — (28,112)
1-day IBR Quarterly 9.37% Quarterly
Goldman Sachs
International N/A 12/17/27 COP 2,338,624 (27,303) — (27,303)
1-day IBR Quarterly 9.54% Quarterly
Morgan Stanley & Co.
International plc N/A 12/17/27 COP 4,643,033 (50,814) — (50,814)
4.44% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International N/A 12/17/27 CLP 2,325,396 19,889 — 19,889
1-day
BZDIOVER At Termination 12.95% At Termination Bank of America NA N/A 01/02/29 BRL 16,270 (104,685) — (104,685)
1-day
BZDIOVER At Termination 13.00% At Termination Bank of America NA N/A 01/02/29 BRL 18,935 (114,906) — (114,906)
1-day
BZDIOVER At Termination 13.00% At Termination Barclays Bank plc N/A 01/02/29 BRL 29,130 (176,779) — (176,779)
1-day
BZDIOVER At Termination 13.12% At Termination Bank of America NA N/A 01/02/29 BRL 76,051 (403,258) — (403,258)
1-day
BZDIOVER At Termination 13.33% At Termination Barclays Bank plc N/A 01/02/29 BRL 1,581 (6,823) — (6,823)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 13.34% At Termination Barclays Bank plc N/A 01/02/29 BRL 7,324 $ (28,593) $ — $ (28,593)
1-day
BZDIOVER At Termination 14.03% At Termination Barclays Bank plc N/A 01/02/29 BRL 3,514 5,310 — 5,310
9.36% Quarterly 1-day IBR Quarterly
Goldman Sachs
International N/A 12/17/29 COP 1,306,741 25,683 — 25,683
9.42% Quarterly 1-day IBR Quarterly
Goldman Sachs
International N/A 12/17/29 COP 1,302,909 24,967 — 24,967
9.54% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc N/A 12/17/29 COP 2,555,111 46,448 — 46,448
5.42% Semi-Annual 1-day CLICP Semi-Annual BNP Paribas SA 06/17/26
(a)
06/17/36 CLP 239,278 (2,262) — (2,262)
$ (4,480,136) $ — $ (4,480,136)
(a)
Forward swap.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Microsoft Corp. ..... Quarterly
1-day SOFR plus
0.25% Quarterly
JPMorgan Chase Bank
NA 06/18/26 USD 3 $ 64,567 $ — $ 64,567
Rheinmetall AG ..... At Termination 1-day ESTR
At
Termination Citibank NA 06/19/26 EUR 3 198,718 — 198,718
1-day SOFR ....... At Termination
iShares Broad
USD High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 06/22/26 USD 164 44,403 — 44,403
1-day SOFR minus
0.70% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 06/22/26 USD 100 58,682 — 58,682
1-day SOFR minus
0.80% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 06/22/26 USD 67 39,753 — 39,753
1-day SOFR minus
0.80% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 06/22/26 USD 139 81,919 — 81,919
1-day SOFR minus
1.00% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Morgan Stanley & Co.
International plc 06/22/26 USD 55 32,861 — 32,861
1-day SOFR plus 0.21% At Termination
iShares Broad
USD High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 06/22/26 USD 45 11,965 — 11,965
iShares iBoxx $ High
Yield Corporate Bond
ETF ........... At Termination
1-day SOFR minus
1.35%
At
Termination Citibank NA 06/22/26 USD 82 (49,041) — (49,041)
0.00% ........... Quarterly
DB Variable
Notional Long-
Short Cross-
Currency Carry
Index v8 Quarterly Deutsche Bank AG 12/11/26 USD 526 3,196 — 3,196

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.00% ........... Quarterly
BNP Paribas
AIR Intraday US
Ultimate 1 bd ER
Index Quarterly BNP Paribas SA 12/18/26 USD 102 $ 53 $ — $ 53
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 12/18/26 USD 305 3,562 — 3,562
0.00% ........... Quarterly
Goldman Sachs
Systematic Skew
US Series I1D
Excess Return
Index Quarterly
Goldman Sachs
International 12/18/26 USD 224 1,697 — 1,697
0.00% ........... Quarterly
Goldman Sachs TY
Weekly Volatility
Carry Index Quarterly
Goldman Sachs
International 12/18/26 USD 176 (2,214) — (2,214)
0.00% ........... Quarterly
J.P. Morgan EM
FX Volatility Carry
Index Quarterly
JPMorgan Chase Bank
NA 12/18/26 USD 307 125 — 125
$ 490,246 $ — $ 490,246
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Alibaba Group Holding Ltd. ..... JPMorgan Chase Bank NA USD 205,136 02/10/27 0.30% HONIA Monthly $ (6,070)
AMC Networks, Inc. .......... Barclays Bank plc 146,507 08/23/26 0.20% 1D OBFR01 Monthly (2,959)
AMC Networks, Inc. .......... JPMorgan Chase Bank NA 302,117 02/09/27 0.20% 1D OBFR01 Monthly (47,287)
Baidu, Inc. ................ JPMorgan Chase Bank NA 193,357 02/10/27 0.30% HONIA Monthly (10,243)
Bilibili, Inc. ................ JPMorgan Chase Bank NA 117,062 02/10/27 0.15% HONIA Monthly (10,668)
Cirsa Enterprises SA ......... JPMorgan Chase Bank NA 366,239 02/09/27 0.26% 1D ESTR Monthly (7,023)
CRH plc .................. JPMorgan Chase Bank NA 195,739 02/09/27 0.20% 1D OBFR01 Monthly 6,091
CSG NV .................. JPMorgan Chase Bank NA 3,560,847 02/09/27 0.26% 1D ESTR Monthly (1,006,883)
Derayah Financial Co. ........ JPMorgan Chase Bank NA 137,192 02/11/27 0.75% 1D OBFR01 Monthly (4,820)
Eagle Bancorp, Inc. .......... JPMorgan Chase Bank NA 186,750 02/09/27 0.20% 1D OBFR01 Monthly (822)
Emirates Integrated
Telecommunications Co. PJSC JPMorgan Chase Bank NA 648,852 02/11/27 0.75% 1D OBFR01 Monthly 2,870
Ferrovial SE ............... JPMorgan Chase Bank NA 198,278 02/09/27 0.26% 1D ESTR Monthly 795
Galderma Group AG .......... JPMorgan Chase Bank NA 171,078 02/10/27 0.26% SSARON Monthly 15,826
Georg Fischer AG (Registered) .. JPMorgan Chase Bank NA 162,156 02/11/27 0.24% 1D OBFR01 Monthly (3,880)
Iberdrola SA ............... JPMorgan Chase Bank NA 1,053,808 02/11/27 0.26% 1D OBFR01 Monthly 34,626
JD.com, Inc. ............... JPMorgan Chase Bank NA 165,959 02/10/27 0.30% HONIA Monthly 16,086
Kuaishou Technology ......... JPMorgan Chase Bank NA 109,158 02/10/27 0.86% HONIA Monthly (23,159)
Lionsgate Studios Corp. ....... JPMorgan Chase Bank NA 24,581 02/09/27 0.20% 1D OBFR01 Monthly (2,131)
Meituan .................. Citibank NA 733,364 02/24/27 0.30% 1D OBFR01 Monthly 85,055
NetEase, Inc. .............. JPMorgan Chase Bank NA 160,298 02/10/27 0.30% HONIA Monthly (6,119)
Ningbo Joyson Electronic Corp. .. JPMorgan Chase Bank NA 83,614 02/10/27 0.30% HONIA Monthly (3,166)
Paramount Skydance Corp. ..... JPMorgan Chase Bank NA 121,826 02/09/27 0.20% 1D OBFR01 Monthly (23,625)
Rasan Information Technology Co. JPMorgan Chase Bank NA 548,333 02/11/27 0.75% 1D OBFR01 Monthly 26,718
RELX plc ................. JPMorgan Chase Bank NA 67,984 02/10/27 0.25% 1D SONIA Monthly (4,458)
Shenzhen Han's CNC Technology
Co. Ltd. ................ JPMorgan Chase Bank NA 92,233 02/10/27 0.30% 1D OBFR01 Monthly 2,065
SMG Swiss Marketplace Group AG JPMorgan Chase Bank NA 26,977 02/11/27 0.26% 1D OBFR01 Monthly (3,638)
Sunny Optical Technology Group Co.
Ltd. ................... JPMorgan Chase Bank NA 104,881 02/10/27 0.27% HONIA Monthly 400
Tencent Holdings Ltd. ......... JPMorgan Chase Bank NA 202,450 02/10/27 0.85% HONIA Monthly (6,926)
Xiaomi Corp. ............... JPMorgan Chase Bank NA 157,034 02/10/27 0.30% HONIA Monthly (4,245)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
XPeng, Inc. ................ JPMorgan Chase Bank NA USD 102,345 02/10/27 0.15% HONIA Monthly $ (4,903)
Total long positions of equity swaps (992,493)
Short contracts
(b)
Adecco Group AG (Registered) .. Citibank NA (644,048) 02/24/27 (0.26)% 1D OBFR01 Monthly (25,011)
Aeroports de Paris SA ........ JPMorgan Chase Bank NA (55,888) 02/09/27 (0.26)% 1D ESTR Monthly (65)
Airtel Africa plc ............. Citibank NA (831,275) 02/24/27 (0.25)% 1D OBFR01 Monthly 23,830
Alamos Gold, Inc. ........... Citibank NA (707,473) 02/24/28 (0.20)% 1D OBFR01 Monthly (74,571)
Alexandria Real Estate Equities, Inc. Citibank NA (3,101,486) 02/24/28 (0.15)% 1D OBFR01 Monthly 111,436
Alimentation Couche-Tard, Inc. ... Citibank NA (993,130) 02/24/28 (0.20)% 1D OBFR01 Monthly 15,144
Alstom SA ................ Citibank NA (842,759) 02/24/27 (0.26)% 1D OBFR01 Monthly (25,482)
Ares Management Corp. ....... Citibank NA (2,065,467) 02/24/28 (0.15)% 1D OBFR01 Monthly (39,617)
Banca Monte dei Paschi di Siena
SpA ................... Citibank NA (1,539,948) 02/24/27 (0.14)% 1D OBFR01 Monthly (55,078)
Barratt Redrow plc ........... Citibank NA (974,414) 02/24/27 (0.25)% 1D OBFR01 Monthly 26,486
Barry Callebaut AG (Registered) .. JPMorgan Chase Bank NA (1,586,254) 02/11/27 (0.26)% 1D OBFR01 Monthly 51,000
Baxter International, Inc. ....... Citibank NA (2,224,594) 02/24/28 (0.15)% 1D OBFR01 Monthly (25,446)
BeOne Medicines Ltd. ........ Citibank NA (1,629,458) 02/24/27 (0.15)% 1D OBFR01 Monthly (133,730)
Brandywine Realty Trust ....... JPMorgan Chase Bank NA (3,908) 02/09/27 (0.15)% 1D OBFR01 Monthly 458
Brenntag SE ............... JPMorgan Chase Bank NA (301,300) 02/11/27 (0.26)% 1D OBFR01 Monthly (18,154)
Brenntag SE ............... Citibank NA (353,353) 02/24/27 (0.26)% 1D OBFR01 Monthly (37,700)
Bunge Global SA ............ Citibank NA (1,527,890) 02/24/28 (0.15)% 1D OBFR01 Monthly (80,681)
BXP, Inc. ................. Citibank NA (712,645) 02/24/28 (0.15)% 1D OBFR01 Monthly 15,317
Campbell's Company (The) ..... Citibank NA (2,882,673) 02/24/28 (0.94)% 1D OBFR01 Monthly (167,137)
Carnival Corp. .............. Citibank NA (1,401,014) 02/24/28 (0.15)% 1D OBFR01 Monthly (27,407)
Cellnex Telecom SA .......... Citibank NA (391,242) 02/24/27 (0.14)% 1D OBFR01 Monthly (36,770)
Chailease Holding Co. Ltd. ..... JPMorgan Chase Bank NA (62,443) 02/11/27 (0.81)% 1D OBFR01 Monthly (6,488)
Chailease Holding Co. Ltd. ..... Citibank NA (454,110) 02/24/27 (0.66)% 1D OBFR01 Monthly (30,677)
Charles River Laboratories
International, Inc. .......... Citibank NA (881,008) 02/24/28 (0.15)% 1D OBFR01 Monthly (80,852)
China Merchants Bank Co. Ltd. .. Citibank NA (798,861) 02/24/27 (0.30)% 1D OBFR01 Monthly (43,074)
China Railway Group Ltd. ...... Citibank NA (449,120) 02/24/27 (0.22)% 1D OBFR01 Monthly (7,354)
China Resources Power Holdings
Co. Ltd. ................ JPMorgan Chase Bank NA (13,328) 02/10/27 (0.30)% 1D OBFR01 Monthly 249
China Resources Power Holdings
Co. Ltd. ................ Citibank NA (873,581) 02/24/27 (0.30)% 1D OBFR01 Monthly 16,506
Cloudflare, Inc. ............. Citibank NA (868,733) 02/24/28 (0.15)% 1D OBFR01 Monthly 55,753
CMOC Group Ltd. ........... JPMorgan Chase Bank NA (62,148) 02/10/27 (0.30)% HONIA Monthly 11,672
Community Financial System, Inc. JPMorgan Chase Bank NA (186,269) 02/09/27 (0.15)% 1D OBFR01 Monthly (1,118)
Constellation Brands, Inc. ...... Citibank NA (1,770,883) 02/24/28 (0.15)% 1D OBFR01 Monthly 27,733
Continental AG ............. Citibank NA (1,112,095) 02/24/27 (0.26)% 1D OBFR01 Monthly (9,567)
CoreWeave, Inc. ............ JPMorgan Chase Bank NA (410,245) 02/09/27 (0.15)% 1D OBFR01 Monthly 11,972
Corning, Inc. ............... Citibank NA (283,922) 02/24/28 (0.15)% 1D OBFR01 Monthly (9,773)
Corpay, Inc. ............... Citibank NA (2,419,213) 02/24/28 (0.15)% 1D OBFR01 Monthly 19,127
Cosan SA ................. JPMorgan Chase Bank NA (430,702) 02/10/27 (0.40)% 1D OBFR01 Monthly 25,456
Cosan SA ................. Citibank NA (1,069,444) 02/24/28 (0.30)% 1D OBFR01 Monthly (17,375)
CoStar Group, Inc. ........... Citibank NA (1,887,644) 02/24/28 (0.15)% 1D OBFR01 Monthly 100,461
Croda International plc ........ Citibank NA (540,355) 02/24/27 (0.25)% 1D OBFR01 Monthly (21,734)
Crown Castle, Inc. ........... Citibank NA (1,234,101) 02/24/28 (0.15)% 1D OBFR01 Monthly 303
CSG NV .................. Citibank NA (1,147,270) 02/08/27 (0.26)% 1D ESTR Monthly 188,947
CVB Financial Corp. .......... JPMorgan Chase Bank NA (156,325) 02/09/27 (0.15)% 1D OBFR01 Monthly (1,219)
Danaher Corp. ............. Citibank NA (1,491,120) 02/24/28 (0.15)% 1D OBFR01 Monthly 3,139
Davide Campari-Milano NV ..... Citibank NA (410,454) 02/24/27 (0.20)% 1D OBFR01 Monthly (17,697)
Delivery Hero SE ............ Citibank NA (703,375) 02/24/27 (0.26)% 1D OBFR01 Monthly 18,920
Descartes Systems Group, Inc.
(The) .................. Citibank NA (714,851) 02/24/28 (0.20)% 1D OBFR01 Monthly 16,991
Dexcom, Inc. ............... Barclays Bank plc (1,881,268) 08/23/26 (0.15)% 1D OBFR01 Monthly 89,584
Dexcom, Inc. ............... Citibank NA (788,926) 02/24/28 (0.15)% 1D OBFR01 Monthly 32,877
DMG Mori Co. Ltd. ........... Citibank NA (554,936) 02/24/27 (0.16)% 1D OBFR01 Monthly (20,602)
E Ink Holdings, Inc. .......... JPMorgan Chase Bank NA (8,645) 02/11/27 0.00% 1D OBFR01 Monthly (79)
E Ink Holdings, Inc. .......... Citibank NA (111,441) 02/24/27 (1.75)% 1D OBFR01 Monthly 2,391
Entain plc ................. Citibank NA (815,849) 02/24/27 (0.25)% 1D OBFR01 Monthly 38,195
Equifax, Inc. ............... Citibank NA (592,306) 02/24/28 (0.15)% 1D OBFR01 Monthly (1,385)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Expand Energy Corp. ......... Citibank NA USD (2,268,944) 02/24/28 (0.15)% 1D OBFR01 Monthly $ (45,109)
Expedia Group, Inc. .......... Barclays Bank plc (1,387,242) 08/23/26 (0.15)% 1D OBFR01 Monthly 33,765
F5, Inc. .................. Citibank NA (2,270,286) 02/24/28 (0.15)% 1D OBFR01 Monthly (87)
Food & Life Cos. Ltd. ......... Citibank NA (1,766,294) 02/24/27 (0.14)% 1D OBFR01 Monthly (17,474)
Fujikura Ltd. ............... Citibank NA (521,246) 02/24/27 (0.15)% 1D OBFR01 Monthly (23,294)
Gartner, Inc. ............... Citibank NA (1,008,708) 02/24/28 (0.15)% 1D OBFR01 Monthly 26,367
Generac Holdings, Inc. ........ Citibank NA (1,489,855) 02/24/28 (0.15)% 1D OBFR01 Monthly 48,124
General Mills, Inc. ........... Citibank NA (740,647) 02/24/28 (0.15)% 1D OBFR01 Monthly (9,262)
Georg Fischer AG (Registered) .. Citibank NA (153,674) 02/24/27 (0.26)% 1D OBFR01 Monthly 970
Gildan Activewear, Inc. ........ Citibank NA (1,855,647) 02/24/28 (0.20)% 1D OBFR01 Monthly 39,883
Grifols SA ................. Citibank NA (683,527) 02/24/27 (0.26)% 1D OBFR01 Monthly (17,157)
H & M Hennes & Mauritz AB .... JPMorgan Chase Bank NA (968,977) 02/11/27 (0.61)% 1D OBFR01 Monthly 13,067
H & M Hennes & Mauritz AB .... Citibank NA (377,494) 02/24/27 (0.75)% 1D OBFR01 Monthly (5,925)
HCA Healthcare, Inc. ......... Citibank NA (2,081,193) 02/24/28 (0.15)% 1D OBFR01 Monthly 89,799
Hewlett Packard Enterprise Co. .. Citibank NA (374,814) 02/24/28 (0.15)% 1D OBFR01 Monthly (11,813)
Honda Motor Co. Ltd. ......... Citibank NA (2,034,087) 02/24/27 (0.10)% 1D OBFR01 Monthly (4,684)
Horizon Robotics ............ JPMorgan Chase Bank NA (35,325) 02/10/27 (1.50)% 1D OBFR01 Monthly 2,587
Horizon Robotics ............ Citibank NA (458,665) 02/24/27 (1.25)% 1D OBFR01 Monthly 23,723
Hoya Corp. ................ Citibank NA (1,179,026) 02/24/27 (0.15)% 1D OBFR01 Monthly 175
Humana, Inc. .............. Citibank NA (747,255) 02/24/28 (0.15)% 1D OBFR01 Monthly (14,274)
HUTCHMED China Ltd. ....... JPMorgan Chase Bank NA (82,008) 02/10/27 (0.30)% 1D OBFR01 Monthly (2,446)
HUTCHMED China Ltd. ....... Citibank NA (176,014) 02/24/27 (0.89)% 1D OBFR01 Monthly (8,910)
Iluka Resources Ltd. .......... JPMorgan Chase Bank NA (701,719) 02/10/27 (0.25)% 1D OBFR01 Monthly (81,862)
IMCD NV ................. Citibank NA (828,778) 02/24/27 (0.28)% 1D OBFR01 Monthly (182,834)
Infrastrutture Wireless Italiane SpA JPMorgan Chase Bank NA (49,099) 02/11/27 (0.85)% 1D OBFR01 Monthly 8,767
Infrastrutture Wireless Italiane SpA Citibank NA (393,969) 02/24/27 (0.26)% 1D OBFR01 Monthly (38,843)
InPost SA ................. Citibank NA (774,770) 02/24/27 (0.26)% 1D OBFR01 Monthly (17,111)
International Flavors & Fragrances,
Inc. ................... Citibank NA (1,245,161) 02/24/28 (0.15)% 1D OBFR01 Monthly (73,145)
International Paper Co. ........ JPMorgan Chase Bank NA (878,092) 02/11/27 (0.50)% 1D OBFR01 Monthly 36,243
International Paper Co. ........ Citibank NA (4,325,414) 02/24/28 (0.15)% 1D OBFR01 Monthly (14,457)
iShares iBoxx $ High Yield Corporate
Bond ETF ............... Citibank NA (3,826,307) 02/24/28 (3.39)% 1D OBFR01 Monthly (5,780)
iShares iBoxx $ Investment Grade
Corporate Bond ETF ....... JPMorgan Chase Bank NA (5,780,150) 02/09/27 (3.27)% 1D OBFR01 Monthly 95,450
Jack Henry & Associates, Inc. ... Citibank NA (436,501) 02/24/28 (0.15)% 1D OBFR01 Monthly 14,060
Japan Steel Works Ltd. (The) .... Citibank NA (90,206) 02/24/27 (0.15)% 1D OBFR01 Monthly (3,437)
JD Sports Fashion plc ......... JPMorgan Chase Bank NA (85,894) 02/11/27 (0.25)% 1D OBFR01 Monthly 3,189
JD Sports Fashion plc ......... Citibank NA (765,128) 02/24/27 (0.25)% 1D OBFR01 Monthly (16,741)
Johnson Controls International plc Citibank NA (4,970,601) 02/24/28 (0.15)% 1D OBFR01 Monthly 101,225
Kadokawa Corp. ............ Citibank NA (504,394) 02/24/27 (0.11)% 1D OBFR01 Monthly (68,732)
Kering SA ................. Citibank NA (1,715,254) 02/24/27 0.00% 1D OBFR01 Monthly (118,267)
Kimberly-Clark Corp. ......... Citibank NA (398,397) 02/24/28 (0.15)% 1D OBFR01 Monthly 11,938
Kobayashi Pharmaceutical Co. Ltd. Citibank NA (217,873) 02/24/27 (0.10)% 1D OBFR01 Monthly (13,615)
LANXESS AG .............. JPMorgan Chase Bank NA (391,913) 02/09/27 0.00% 1D ESTR Monthly (230,169)
Leidos Holdings, Inc. ......... Citibank NA (1,087,393) 02/24/28 (0.15)% 1D OBFR01 Monthly 46,964
Lennar Corp. ............... Citibank NA (532,698) 02/24/28 (0.15)% 1D OBFR01 Monthly 31,023
LG Energy Solution Ltd. ....... Citibank NA (511,069) 02/24/27 (3.00)% 1D OBFR01 Monthly (84,769)
Li Auto, Inc. ............... Citibank NA (2,107,101) 02/24/27 (0.29)% 1D OBFR01 Monthly (120,760)
Localiza Rent a Car SA ........ JPMorgan Chase Bank NA (26) 02/10/27 (1.00)% 1D OBFR01 Monthly (1)
Lululemon Athletica, Inc. ....... Citibank NA (3,631,855) 02/24/28 (0.15)% 1D OBFR01 Monthly 228,442
Lynas Rare Earths Ltd. ........ JPMorgan Chase Bank NA (917,312) 02/10/27 (0.25)% 1D OBFR01 Monthly (117,603)
M3, Inc. .................. Citibank NA (1,058,313) 02/24/27 (0.10)% 1D OBFR01 Monthly (48,186)
MatsukiyoCocokara & Co. ...... Citibank NA (762,052) 02/24/27 (0.23)% 1D OBFR01 Monthly (49,680)
Mercari, Inc. ............... JPMorgan Chase Bank NA (110) 02/10/27 (0.25)% 1D OBFR01 Monthly (8)
Mercari, Inc. ............... Citibank NA (1,593,333) 02/24/27 (0.11)% 1D OBFR01 Monthly (166,265)
Mineral Resources Ltd. ........ JPMorgan Chase Bank NA (743,725) 02/10/27 (0.25)% 1D OBFR01 Monthly (7,208)
Mitsui OSK Lines Ltd. ......... Citibank NA (1,319,462) 02/24/27 (0.11)% 1D OBFR01 Monthly (52,044)
MMG Ltd. ................. Citibank NA (858,549) 02/24/27 (0.30)% 1D OBFR01 Monthly (35,844)
Molina Healthcare, Inc. ........ Citibank NA (55,043) 02/24/28 (0.15)% 1D OBFR01 Monthly 790
Natura Cosmeticos SA ........ JPMorgan Chase Bank NA (7,526) 02/10/27 (0.85)% 1D OBFR01 Monthly (1,481)
Natura Cosmeticos SA ........ Citibank NA (135,607) 02/24/28 (0.40)% 1D OBFR01 Monthly (8,624)
Nebius Group NV ........... JPMorgan Chase Bank NA (254,015) 02/09/27 (0.77)% 1D OBFR01 Monthly 23,979

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Nebius Group NV ........... Citibank NA USD (167,458) 02/24/28 (0.94)% 1D OBFR01 Monthly $ 15,242
Neste OYJ ................ Citibank NA (377,162) 02/24/27 (0.26)% 1D OBFR01 Monthly (7,966)
NIKE, Inc. ................. Citibank NA (2,928,615) 02/24/28 (0.15)% 1D OBFR01 Monthly (3,318)
Nintendo Co. Ltd. ............ Citibank NA (868,655) 02/24/27 (0.14)% 1D OBFR01 Monthly 29,496
Nippon Steel Corp. ........... JPMorgan Chase Bank NA (383,487) 02/10/27 (0.25)% 1D P TONA Monthly 3,301
Nippon Steel Corp. ........... Barclays Bank plc (453,719) 03/01/27 (0.20)% 1D P TONA Monthly (587)
Nissan Motor Co. Ltd. ......... JPMorgan Chase Bank NA (300,535) 02/10/27 (0.15)% 1D OBFR01 Monthly 23,545
Northern Star Resources Ltd. .... JPMorgan Chase Bank NA (1,983,416) 02/10/27 (0.25)% 1D OBFR01 Monthly 357,185
Norwegian Cruise Line Holdings Ltd. Citibank NA (539,631) 02/24/28 (0.15)% 1D OBFR01 Monthly 37,648
Ono Pharmaceutical Co. Ltd. .... Citibank NA (425,156) 02/24/27 (0.10)% 1D OBFR01 Monthly (41,899)
ORLEN SA ................ Citibank NA (589,648) 02/24/27 (0.50)% 1D OBFR01 Monthly (26,914)
Pagaya Technologies Ltd. ...... Barclays Bank plc (416,497) 08/23/26 (0.38)% 1D OBFR01 Monthly 1,780
Pagaya Technologies Ltd. ...... JPMorgan Chase Bank NA (203,484) 02/09/27 (0.15)% 1D OBFR01 Monthly (1,230)
Panasonic Holdings Corp. ...... Citibank NA (1,792,111) 02/24/27 (0.15)% 1D OBFR01 Monthly (119,824)
Pandora A/S ............... Citibank NA (834,257) 02/24/27 (0.26)% 1D OBFR01 Monthly 35,464
PayPal Holdings, Inc. ......... Citibank NA (3,674,227) 02/24/28 0.00% 1D OBFR01 Monthly 21,000
POSCO Future M Co. Ltd. ...... JPMorgan Chase Bank NA (510,346) 02/10/27 (8.75)% 1D OBFR01 Monthly (10,311)
POSCO Future M Co. Ltd. ...... Citibank NA (349,911) 02/24/27 (4.50)% 1D OBFR01 Monthly (43,517)
Postal Savings Bank of China Co.
Ltd. ................... Citibank NA (824,117) 02/24/27 (0.30)% 1D OBFR01 Monthly (13,286)
Power Corp. of Canada ....... JPMorgan Chase Bank NA (267,403) 02/09/27 (0.25)% 1D OBFR01 Monthly (410)
PRIO SA ................. Citibank NA (612,486) 02/24/28 (6.00)% 1D OBFR01 Monthly (10,829)
PulteGroup, Inc. ............ Citibank NA (119,589) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,038
Quanta Services, Inc. ......... Citibank NA (1,136,035) 02/24/28 (0.15)% 1D OBFR01 Monthly 36,897
Randstad NV .............. JPMorgan Chase Bank NA (73,923) 02/11/27 0.00% 1D OBFR01 Monthly (957)
Renesas Electronics Corp. ..... Citibank NA (1,741,979) 02/24/27 (0.14)% 1D OBFR01 Monthly (853)
Restaurant Brands International, Inc. Citibank NA (1,586,197) 02/24/28 (0.20)% 1D OBFR01 Monthly 22,006
Sapporo Holdings Ltd. ........ JPMorgan Chase Bank NA (407,855) 02/10/27 (0.25)% 1D OBFR01 Monthly (7,312)
Sartorius Stedim Biotech ....... JPMorgan Chase Bank NA (569,789) 02/11/27 (0.26)% 1D OBFR01 Monthly (19,172)
Sasol Ltd. ................. JPMorgan Chase Bank NA (1,365,365) 02/11/27 (0.40)% 1D OBFR01 Monthly (517,442)
SATS Ltd. ................. JPMorgan Chase Bank NA (134,205) 02/10/27 (0.30)% 1D OBFR01 Monthly (829)
Schroders plc .............. Citibank NA (1,185,290) 02/24/27 (0.25)% 1D OBFR01 Monthly (5,862)
Sea Ltd. .................. Citibank NA (660,422) 02/24/28 (0.15)% 1D OBFR01 Monthly (24,996)
Seagate Technology Holdings plc . Citibank NA (535,327) 02/24/28 (0.15)% 1D OBFR01 Monthly 16,245
Seatrium Ltd. .............. JPMorgan Chase Bank NA (418,977) 02/10/27 (0.75)% 1D OBFR01 Monthly (17,555)
Seatrium Ltd. .............. Citibank NA (384,925) 02/24/27 (1.19)% 1D OBFR01 Monthly (11,568)
Sembcorp Industries Ltd. ...... JPMorgan Chase Bank NA (157,005) 02/10/27 (0.30)% 1D OBFR01 Monthly (26,314)
Sembcorp Industries Ltd. ...... Citibank NA (450,767) 02/24/27 (0.30)% 1D OBFR01 Monthly (25,446)
SGH Ltd. ................. JPMorgan Chase Bank NA (555,157) 02/10/27 (0.25)% 1D OBFR01 Monthly 12,881
Shandong Gold Mining Co. Ltd. .. Citibank NA (910,313) 02/24/27 (0.76)% 1D OBFR01 Monthly (80,862)
Sharp Corp. ............... JPMorgan Chase Bank NA (280,245) 02/10/27 (0.62)% 1D OBFR01 Monthly 9,242
Sharp Corp. ............... Citibank NA (52,426) 02/24/27 (1.34)% 1D OBFR01 Monthly (2,517)
Shiseido Co. Ltd. ............ Citibank NA (937,543) 02/24/27 (0.10)% 1D OBFR01 Monthly (102,356)
SIG Group AG .............. Citibank NA (1,048,003) 02/24/27 (0.26)% 1D OBFR01 Monthly (60,982)
Sigma Foods SAB de CV ...... JPMorgan Chase Bank NA (54,562) 02/10/27 (0.50)% 1D OBFR01 Monthly (320)
Sigma Foods SAB de CV ...... Citibank NA (143,448) 02/24/28 (0.85)% 1D OBFR01 Monthly (7,492)
Sigma Healthcare Ltd. ........ JPMorgan Chase Bank NA (1,576,136) 02/10/27 (0.25)% 1D OBFR01 Monthly 41,843
Simon Property Group, Inc. ..... Citibank NA (1,413,807) 02/24/28 (0.15)% 1D OBFR01 Monthly (39,262)
Smurfit Westrock plc ......... Citibank NA (2,076,371) 02/24/28 (0.15)% 1D OBFR01 Monthly (61,701)
STMicroelectronics NV ........ Citibank NA (454,859) 02/24/27 (0.26)% 1D OBFR01 Monthly (19,398)
Super Micro Computer, Inc. ..... Citibank NA (731,195) 02/24/28 (0.15)% 1D OBFR01 Monthly (40,321)
Teledyne Technologies, Inc. ..... Citibank NA (703,023) 02/24/28 (0.15)% 1D OBFR01 Monthly 21,177
Teleperformance SE .......... Citibank NA (259,611) 02/24/27 (0.26)% 1D OBFR01 Monthly (6,350)
Temenos AG (Registered) ...... Citibank NA (505,225) 02/24/27 (0.26)% 1D OBFR01 Monthly 20,716
Teradyne, Inc. .............. Citibank NA (702,640) 02/24/28 (0.15)% 1D OBFR01 Monthly 19,596
TIS, Inc. .................. Citibank NA (514,728) 02/24/27 (0.10)% 1D OBFR01 Monthly (4,841)
TKO Group Holdings, Inc. ...... Citibank NA (600,714) 02/24/28 (0.15)% 1D OBFR01 Monthly (22,788)
TOPPAN Holdings, Inc. ........ Citibank NA (962,321) 02/24/27 (0.12)% 1D OBFR01 Monthly 68,219
Tourmaline Oil Corp. .......... Citibank NA (3,196,095) 02/24/28 (0.20)% 1D OBFR01 Monthly 112,385
Trade Desk, Inc. (The) ........ Citibank NA (3,156,651) 02/24/28 (0.15)% 1D OBFR01 Monthly 165,451
UDR, Inc. ................. Citibank NA (2,295,628) 02/24/28 (0.15)% 1D OBFR01 Monthly 29,936
Unimicron Technology Corp. .... JPMorgan Chase Bank NA (51,073) 02/11/27 (1.00)% 1D OBFR01 Monthly 7,176
UNITE Group plc (The) ........ Citibank NA (116,613) 02/24/27 (0.25)% 1D OBFR01 Monthly 605

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is
Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
W R Berkley Corp. ........... Citibank NA USD (941,954) 02/24/28 (0.15)% 1D OBFR01 Monthly $ (10,490)
Whitbread plc .............. Citibank NA (521,611) 02/24/27 (0.25)% 1D OBFR01 Monthly 7,058
Willis Towers Watson plc ....... Citibank NA (2,320,151) 02/24/28 (0.15)% 1D OBFR01 Monthly 21,586
Wise plc .................. Citibank NA (397,084) 02/24/27 (0.25)% 1D OBFR01 Monthly (7,485)
Workday, Inc. .............. Citibank NA (946,987) 02/24/28 (0.15)% 1D OBFR01 Monthly 47,551
Xinyi Glass Holdings Ltd. ...... JPMorgan Chase Bank NA (89,480) 02/10/27 (0.76)% 1D OBFR01 Monthly 6,319
Xinyi Glass Holdings Ltd. ...... Citibank NA (509,119) 02/24/27 (2.00)% 1D OBFR01 Monthly 12,024
Yakult Honsha Co. Ltd. ........ Citibank NA (895,596) 02/24/27 (0.25)% 1D OBFR01 Monthly (29,756)
Zensho Holdings Co. Ltd. ...... Citibank NA (346,095) 02/24/27 (0.10)% 1D OBFR01 Monthly (4,202)
Zijin Mining Group Co. Ltd. ..... Citibank NA (581,556) 02/24/27 (0.30)% 1D OBFR01 Monthly (48,234)
ZTO Express Cayman, Inc. ..... JPMorgan Chase Bank NA (791,837) 02/10/27 (0.41)% HONIA Monthly (40,079)
      Total short positions of equity swaps (1,272,488)
Total long and short position of equity swaps (2,264,981)
Net dividends and financing fees (468,091)
Total equity swap contracts including dividends and financing fees $ (2,733,072)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .05%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .01
1-day ESTR ......................................... Euro Short-Term Rate 1 .93
1-day IBR ........................................... Colombian Reference Banking Indicator 9 .64
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 6 .98
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .65
1-day SONIA ......................................... Sterling Overnight Index Average 3 .73
1-day THOR ......................................... Thailand Overnight Repo Rate ON 0 .99
1-day TIIEOIS ........................................ Mexico Interbank TIIE 1-day 6 .94
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .73
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 1 .49
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 6 .75
3-mo. KLIBOR ........................................ Kuala Lumpur Interbank Offered Rate 3 .37
3-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3 .75
6-mo. BUBOR ........................................ Budapest Interbank Offered Rate 6 .62
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .48
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .62
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3 .79

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Cayman Islands ........................................ $ — $ 11,216,279 $ — $ 11,216,279
Ireland .............................................. — 21,241,106 — 21,241,106
United Kingdom ........................................ — 922,542 — 922,542
United States .......................................... — 64,330,118 7,233,132 71,563,250
Common Stocks
Argentina ............................................ 526,168 — — 526,168
Australia ............................................. — 17,569,635 53 17,569,688
Austria .............................................. — 115,889 — 115,889
Belgium ............................................. — 4,284,144 — 4,284,144
Brazil ............................................... 8,676,439 — — 8,676,439
Canada ............................................. 60,499,180 — — 60,499,180
Cayman Islands ........................................ — — 262,282 262,282
Chile ............................................... — — 31,257 31,257
China ............................................... 5,824,458 36,367,051 — 42,191,509
Czech Republic ........................................ — 398,913 — 398,913
Denmark ............................................. 598,358 12,170,854 — 12,769,212
Egypt ............................................... — 1,220,038 — 1,220,038
Finland .............................................. 870,333 184,424 — 1,054,757
France .............................................. — 75,098,164 — 75,098,164
Georgia ............................................. — 746,768 — 746,768
Germany ............................................ — 27,577,356 — 27,577,356
Greece .............................................. 602,901 568,243 — 1,171,144
Hong Kong ........................................... — 2,571,232 — 2,571,232
Hungary ............................................. — 847,744 — 847,744
India ............................................... 1,841,163 12,011,900 — 13,853,063
Indonesia ............................................ 97,842 2,043,932 — 2,141,774
Ireland .............................................. 3,418,916 — — 3,418,916
Israel ............................................... 1,494,886 — 5,945 1,500,831
Italy ................................................ — 44,161,594 — 44,161,594
Japan ............................................... 1,252,916 61,456,633 — 62,709,549
Kazakhstan ........................................... 1,441,105 392,617 — 1,833,722
Luxembourg .......................................... — 32,356 — 32,356
Macau .............................................. — 660,613 — 660,613
Mexico .............................................. 7,884,824 3,141,518 — 11,026,342
Netherlands ........................................... — 47,446,423 — 47,446,423
Norway .............................................. 550,251 571,325 — 1,121,576
Philippines ........................................... 327,798 230,905 — 558,703
Poland .............................................. — 3,110,253 — 3,110,253
Puerto Rico ........................................... 604,570 — — 604,570
Republic of Turkiye ...................................... 554,670 2,851,912 — 3,406,582
Romania ............................................. — 334,782 — 334,782
Saudi Arabia .......................................... 377,984 2,788,766 — 3,166,750
Singapore ............................................ — 347,993 — 347,993
South Africa ........................................... 2,338,595 3,107,947 — 5,446,542
South Korea .......................................... — 34,695,411 — 34,695,411
Spain ............................................... 429,020 10,332,972 — 10,761,992
Sweden ............................................. — 4,643,461 — 4,643,461
Switzerland ........................................... 937,873 15,556,743 — 16,494,616
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

Level 1 Level 2 Level 3 Total
Taiwan .............................................. $ — $ 68,274,956 $ — $ 68,274,956
Thailand ............................................. — 1,410,909 — 1,410,909
United Arab Emirates .................................... — — 4 4
United Kingdom ........................................ 2,093,116 110,793,150 — 112,886,266
United States .......................................... 1,584,256,126 18,661,911 73,556,422 1,676,474,459
Zambia .............................................. 591,608 — — 591,608
Corporate Bonds
Angola .............................................. — 1,899,324 — 1,899,324
Argentina ............................................ — 179,673 — 179,673
Australia ............................................. — 863,080 5,794,631 6,657,711
Austria .............................................. — 1,112,501 — 1,112,501
Belgium ............................................. — 1,373,848 — 1,373,848
Brazil ............................................... — 898,162 — 898,162
Canada ............................................. — 16,178,420 — 16,178,420
Chile ............................................... — 412,825 — 412,825
China ............................................... — 4,498,674 — 4,498,674
Colombia ............................................ — 376,053 — 376,053
Czech Republic ........................................ — 953,857 — 953,857
Denmark ............................................. — 345,314 — 345,314
Finland .............................................. — 779,385 — 779,385
France .............................................. — 14,097,030 1,979,395 16,076,425
Germany ............................................ — 12,603,261 2,881,768 15,485,029
Greece .............................................. — 1,131,850 — 1,131,850
Hong Kong ........................................... — 320,505 — 320,505
India ............................................... — 642,509 1 642,510
Indonesia ............................................ — 442,926 — 442,926
Ireland .............................................. — 2,071,377 — 2,071,377
Israel ............................................... — 1,807,838 — 1,807,838
Italy ................................................ — 11,889,760 2,054,488 13,944,248
Japan ............................................... — 7,214,492 — 7,214,492
Jersey, Channel Islands ................................... — 1,565,619 — 1,565,619
Kuwait .............................................. — 264,247 — 264,247
Luxembourg .......................................... — 11,823,477 — 11,823,477
Macau .............................................. — 313,082 — 313,082
Malaysia ............................................. — 803,811 — 803,811
Mauritius ............................................. — — 10,855,023 10,855,023
Netherlands ........................................... — 6,310,841 — 6,310,841
Peru ................................................ — 411,800 — 411,800
Portugal ............................................. — 574,250 — 574,250
Republic of Turkiye ...................................... — 203,252 — 203,252
Saudi Arabia .......................................... — 285,807 — 285,807
Singapore ............................................ — — 2,077,831 2,077,831
Slovenia ............................................. — 170,787 — 170,787
South Africa ........................................... — 553,367 — 553,367
Spain ............................................... — 3,760,450 — 3,760,450
Sweden ............................................. — 4,287,907 — 4,287,907
Switzerland ........................................... — 872,375 — 872,375
Ukraine ............................................. — 682,409 — 682,409
United Arab Emirates .................................... — 296,890 — 296,890
United Kingdom ........................................ — 25,230,262 1,540,636 26,770,898
United States .......................................... — 124,615,046 34,748,213 159,363,259
Fixed Rate Loan Interests
France .............................................. — 1,544,950 — 1,544,950
United States .......................................... — — 4,224,940 4,224,940
Floating Rate Loan Interests
Canada ............................................. — 2,804,683 — 2,804,683
Finland .............................................. — 1,728,668 — 1,728,668
France .............................................. — 8,243,834 — 8,243,834
Germany ............................................ — 8,178,779 — 8,178,779
Ireland .............................................. — 1,648,870 — 1,648,870
Jersey, Channel Islands ................................... — — 3,556,455 3,556,455
Luxembourg .......................................... — 18,237,861 2,097,040 20,334,901
Netherlands ........................................... — 17,519,979 347,564 17,867,543
New Zealand .......................................... — 2,144,232 — 2,144,232
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

Level 1 Level 2 Level 3 Total
Norway .............................................. $ — $ 1,164,606 $ — $ 1,164,606
Spain ............................................... — 4,775,983 — 4,775,983
Sweden ............................................. — 5,000,027 — 5,000,027
United Kingdom ........................................ — 24,545,812 — 24,545,812
United States .......................................... — 43,597,178 11,397,126 54,994,304
Foreign Agency Obligations ................................. — 2,250,226 — 2,250,226
Foreign Government Obligations .............................. — 126,709,561 — 126,709,561
Grantor Trust ........................................... 41,182,626 — — 41,182,626
Investment Companies .................................... 37,623,667 — — 37,623,667
Municipal Bonds ......................................... — 2,173,520 — 2,173,520
Non-Agency Mortgage-Backed Securities
Cayman Islands ........................................ — 916,736 — 916,736
Ireland .............................................. — 809,095 — 809,095
United States .......................................... — 55,074,299 12,107,520 67,181,819
Preferred Securities
Brazil ............................................... 5,717,038 — 4,579,119 10,296,157
China ............................................... — — 23,740,924 23,740,924
France .............................................. — 2,668,209 — 2,668,209
Germany ............................................ — 9,786,296 — 9,786,296
Greece .............................................. — 303,325 — 303,325
India ............................................... — — — —
Ireland .............................................. — 575,356 — 575,356
Italy ................................................ — 2,256,656 — 2,256,656
Japan ............................................... — 799,859 — 799,859
Luxembourg .......................................... — 580,370 — 580,370
Mexico .............................................. — 203,024 — 203,024
Netherlands ........................................... — 1,617,378 — 1,617,378
Spain ............................................... — 3,016,779 — 3,016,779
Sweden ............................................. — 403,456 — 403,456
Switzerland ........................................... — 222,169 — 222,169
United Kingdom ........................................ — 4,546,455 571,825 5,118,280
United States .......................................... 4,821,708 4,841,737 79,574,083 89,237,528
Rights ................................................ — — 32,667 32,667
U.S. Government Sponsored Agency Securities .................... — 30,218,777 — 30,218,777
Warrants .............................................. 7,351 2,358 1,952,847 1,962,556
Short-Term Securities
Foreign Government Obligations .............................. — 5,514,433 — 5,514,433
Money Market Funds ...................................... 274,789,219 — — 274,789,219
Options Purchased
Credit contracts .......................................... — 14,791 — 14,791
Equity contracts .......................................... 6,925,022 2,216,815 — 9,141,837
Foreign currency exchange contracts ........................... — 290,838 — 290,838
Interest rate contracts ...................................... — 60,654 — 60,654
$ 2,059,157,731 $ 1,390,818,459 $ 287,203,191 $ 3,737,179,381
Investments Valued at NAV
(a)
...................................... 7,066,715
$ 3,744,246,096
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 1,155,665 $ — $ 1,155,665
Equity contracts ........................................... 11,770,791 3,868,385 — 15,639,176
Foreign currency exchange contracts ............................ — 7,466,124 — 7,466,124
Interest rate contracts ....................................... 14,169,203 56,980,004 — 71,149,207
Other contracts ........................................... — 41,421 — 41,421
Liabilities
Credit contracts ........................................... — (791,534) — (791,534)
Equity contracts ........................................... (15,433,659) (17,582,773) — (33,016,432)
Foreign currency exchange contracts ............................ — (15,777,612) — (15,777,612)
Interest rate contracts ....................................... (11,973,217) (21,062,033) — (33,035,250)
$ (1,466,882) $ 14,297,647 $ — $ 12,830,765
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities Rights
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31,
2025 .................... $ 5,834,698 $ 41,481,295 $ 62,695,571 $ 4,229,688 $ 31,871,320 $ 11,906,098 $ 134,101,242 $ 32,667 $ 4,660 $ 1,997,898 $ 294,155,137
Transfers into Level 3
(a)
.......... — — 4,400,000 — 2,123,000 — — — — — 6,523,000
Transfers out of Level 3
(b) (c)
........ — — (4,897,068) — (4,935,882) — — — — (11) (9,832,961)
Accrued discounts/premiums ....... — — 34,797 — 22,010 8,501 — — — — 65,308
Net realized gain (loss) .......... — — — — (161,780) 9,314 — — — — (152,466)
Net change in unrealized appreciation
(depreciation)
(d)
............. 28,201 25,416,341 (1,190,462) (4,748) (1,526,950) (331,927) (18,770,406) — (4,660) (33,819) 3,581,570
Purchases ................... 1,370,233 6,958,327 1,115,274 — 936,294 979,114 — — — — 11,359,242
Sales ...................... — — (226,126) — (10,929,827) (463,580) (6,864,885) — — (11,221) (18,495,639)
Closing balance, as of March 31, 2026
$ 7,233,132 $ 73,855,963 $ 61,931,986 $ 4,224,940 $ 17,398,185 $ 12,107,520 $ 108,465,951 $ 32,667 $ — $ 1,952,847 $ 287,203,191
Net change in unrealized appreciation
(depreciation) on investments still
held at March 31, 2026
(d)
.......
$ 28,201 $ 25,416,341 $ (1,190,462) $ (4,748) $ (1,700,479) $ (331,927) $ (5,591,539) $ — $ — $ (25,258) $ 16,600,129
(a)
As of December 31, 2025, the Fund used observable inputs in determining the value of certain investments. As of March 31, 2026, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.
(b)
As of December 31, 2025, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2026, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 1 in the fair value hierarchy.
(c)
As of December 31, 2025, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2026, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(d)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third party pricing information in the amount of $15,361,661. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset-Backed Securities ........................ $ 5,864,543 Income Discount Rate 7%
—
Common Stocks ............................. 73,706,197 Market Revenue Multiple 0.75x - 7.00x 2.93x
Volatility 49% - 80% 67%
Time to Exit 1.0 - 3.0 years 2.2 years
EBITDA Multiple 71.43x —
Gross Profit Multiple 5.25x —
Discount for Lack of
Marketability 11% —
Risk Free Rate 4% —
Income Discount Rate 15% —
Corporate Bonds ............................. 61,931,984 Income Discount Rate 6% - 34% 12%
Estimated Recovery
Value 31% —
Market Time to Exit 0.20 - 1.80 years 1.3 years
Volatility 55% —
Direct Profit Multiple 2.00x —
Fixed Rate Loan Interests ........................ 4,224,940 Income Discount Rate 7% —
Floating Rate Loan Interests ...................... 13,174,774 Income Discount Rate 12% - 21% 15%
Market EDBITDA Multiple 5.00x —
Non-Agency Mortgage Backed Securities .............. 2,785,555 Income Discount Rate 7% —
Preferred Stocks ............................. 108,168,040 Market Revenue Multiple 1.60x - 20.00x 12.28x
EBITDAR Multiple 8.25x —
Volatility 40% - 90% 70%
Time to Exit 1.0 - 4.0 years 3.3 years
Market Adjustment
Multiple 0.20x - 1.10x 1.07x
Gross Profit Multiple 5.25x —
Income Discount Rate 11% - 16% 13%
Rights .................................... 32,667 Income Discount Rate 5% —
Warrants .................................. 1,952,830 Market Revenue Multiple 5.00x - 9.50x 8.04x
Volatility 50% - 70% 58%
Time to Exit 1.0 - 5.2 years 4.3 years
Discount for Lack of
Marketability 6% —
$ 271,841,530
(a)
A significant change in unobservable input could result in a correlated or inverse change in value.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation V.I. Fund

Currency Abbreviation
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
DOP Dominican Peso
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
PYG Paraguayan Guarani
RON Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BUBOR Budapest Interbank Offered Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CNREPOFIX_CFXS China Fixing Repo Rates
CSMC Credit Suisse Mortgage Capital
CVR Contingent Value Rights
DAC Designated Activity Company
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
HONIA HKD - Overnight Index Average
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
JSC Joint Stock Company
KLIBOR Kuala Lumpur Interbank Offered Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVDR Non-Voting Depository Receipts
OBFR01 USD - 1D Overnight Bank Funding Rate
OTC Over-the-counter
P TONA JPY - Provisional 1D Overnight Tokyo Average Rate
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
SSARON CHF - Swiss Average Rate O/N
SAB Special Assessment Bonds
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
STACR Structured Agency Credit Risk
TIIEOIS Mexico Interbank TIIE 1-day
TONAR Tokyo Overnight Average Rate
THOR Thailand Overnight Repo Rate ON
WIBOR Warsaw Interbank Offered Rate